Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	NHTB
Entity Registrant Name	NEW HAMPSHIRE THRIFT BANCSHARES INC
Entity Central Index Key	0000846931
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 18,359	$ 26,147	$ 21,841
Interest-bearing deposit with the Federal Reserve Bank/Overnight deposits	3,934	13,265	2,899
Cash and cash equivalents	22,293	39,412	24,740
Securities available-for-sale	193,858	212,369	210,318
Federal Home Loan Bank stock	9,293	9,506	7,615
Loans held-for-sale	8,556	11,983	3,434
Loans receivable, net of the allowance for loan losses	900,124	902,236	714,952
Accrued interest receivable	3,221	2,845	2,669
Premises and equipment, net	18,597	17,261	16,450
Investments in real estate	3,892	4,074	3,451
Other real estate owned	102	102	1,344
Goodwill		35,395	28,597
Goodwill and other intangible assets	38,660	38,811
Intangible assets		3,416	1,755
Investment in partially owned Charter Holding Corp., at equity	5,013	4,909	4,895
Bank owned life insurance	19,041	18,905	13,347
Other assets	8,564	8,064	8,252
Total assets	1,231,214	1,270,477	1,041,819
Deposits:
Noninterest-bearing	69,792	74,133	64,356
Interest-bearing	842,615	875,208	738,667
Total deposits	912,407	949,341	803,023
Federal Home Loan Bank advances	132,231	142,730	80,967
Notes payable			543
Securities sold under agreements to repurchase	19,305	14,619	15,514
Subordinated debentures	20,620	20,620	20,620
Accrued expenses and other liabilities	16,363	13,673	12,492
Total liabilities	1,100,926	1,140,983	933,159
STOCKHOLDERS' EQUITY
Preferred stock, value		0	0
Common stock, value	75	75	63
Warrants		0	85
Paid-in capital	84,028	83,977	66,658
Retained earnings	54,927	53,933	49,892
Unearned restricted stock awards	(438)	(377)
Accumulated other comprehensive loss	(1,695)	(1,444)	(887)
Treasury Stock, value	(6,609)	(6,670)	(7,151)
Total stockholders' equity	130,288	129,494	108,660
Total liabilities and stockholders' equity	$ 1,231,214	$ 1,270,477	$ 1,041,819

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Non-Cumulative Perpetual Series B, Preferred Shares	Dec. 31, 2012 Non-Cumulative Perpetual Series B, Preferred Shares	Dec. 31, 2011 Non-Cumulative Perpetual Series B, Preferred Shares
Loans receivable, allowance	$ 9,770	$ 9,923	$ 9,131
Preferred stock, par value				$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized				2,500,000	2,500,000	2,500,000
Preferred stock, shares issued				23,000	23,000	20,000
Preferred stock, shares outstanding				23,000	23,000	20,000
Preferred stock, liquidation value				$ 1,000	$ 1,000	$ 1,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	7,490,268	7,486,225	6,292,639
Common stock, shares outstanding	7,064,489	7,055,946	5,832,360
Treasury stock, shares	425,779	430,279	460,279

Condensed Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST AND DIVIDEND INCOME
Interest and fees on loans	$ 9,181	$ 7,707	$ 32,542	$ 31,640	$ 31,955
Interest on debt securities:
Taxable	524	1,144	3,223	4,601	6,085
Dividends	13	17	62	35	17
Other	139	166	594	912	599
Total interest and dividend income	9,857	9,034	36,421	37,188	38,656
INTEREST EXPENSE
Interest on deposits	1,025	1,187	4,381	5,771	6,634
Interest on advances and other borrowed money	684	739	1,944	1,863	2,040
Interest on debentures			1,027	1,008	1,011
Interest on securities sold under agreements to repurchase			47	47	59
Total interest expense	1,709	1,926	7,399	8,689	9,744
Net interest and dividend income	8,148	7,108	29,022	28,499	28,912
PROVISION FOR LOAN LOSSES	414	155	2,705	1,351	2,182
Net interest and dividend income after provision for loan losses	7,734	6,953	26,317	27,148	26,730
Noninterest income
Customer service fees	1,186	1,203	5,067	5,071	5,198
Gain on sales and calls of securities, net	167	1,151	3,819	2,588	2,083
Net gain on sales of loans	933	346	2,867	931	1,692
Net (loss) gain on sales of other real estate owned, other assets and fixed assets		(181)	(150)	27	50
Rental income	183	194	736	714	701
Income from equity interest in Charter Holding Corp.	98	111	444	573	192
Brokerage service income				3	2
Bank owned life insurance income	128	104	545	432	356
Insurance and brokerage service income	485	410	1,315	119
Total noninterest income	3,180	3,338	14,643	10,458	10,274
Noninterest expense
Salaries and employee benefits	4,295	3,784	15,022	14,306	13,370
Occupancy and equipment	1,076	982	3,648	3,806	3,743
Depositors' insurance	177	193	802	793	1,020
Professional services	336	242	1,208	1,122	953
Data processing and outside services fees	319	281	1,117	1,048	1,019
ATM processing fees	151	116	498	481	520
Telephone expense			664	799	676
Net amortization (benefit) of mortgage servicing rights and mortgage servicing income			92	(117)	(113)
Supplies	129	92	373	344	408
Advertising and promotion	99	127	481	510	432
Merger related expense			1,167
Telephone	163	214
Other expenses	1,286	1,292	4,445	4,034	3,485
Total noninterest expense	8,031	7,323	29,517	27,126	25,513
Income before provision for income taxes	2,883	2,968	11,443	10,480	11,491
Provision for income taxes	831	886	3,684	2,811	3,544
Net income	2,052	2,082	7,759	7,669	7,947
NET INCOME AVAILABLE TO COMMON STOCKHOLDERS	$ 1,911	$ 1,832	$ 7,093	$ 6,956	$ 7,431
Earnings per common share, basic	$ 0.27	$ 0.31	$ 1.2	$ 1.2	$ 1.29
Weighted average number of shares, basic	7,060,234	5,834,173	5,907,113	5,782,115	5,772,123
Earnings per common share, assuming dilution	$ 0.27	$ 0.31	$ 1.2	$ 1.2	$ 1.29
Weighted average number of shares, assuming dilution	7,060,650	5,844,014	5,912,051	5,793,741	5,779,035
Dividends declared per common share	$ 0.13	$ 0.13	$ 0.52	$ 0.52	$ 0.52

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 2,052	$ 2,082	$ 7,759	$ 7,669	$ 7,947
Net change in unrealized (loss) gain on available-for-sale securities, net of tax effect	(309)	(312)	(530)	1,906	314
Net change in unrecognized pension plan costs, net of tax effect			(217)	(381)	(132)
Net change in derivatives, net of tax effect	52	34	182	146	(95)
Net change in unrealized gain (loss) on equity investment, net of tax effect	6	13	8	(31)	62
Comprehensive income	$ 1,801	$ 1,817	$ 7,202	$ 9,309	$ 8,096

Consolidated Statements of Changes in Stockholders Equity (USD $) In Thousands	Total	COMMON STOCK	WARRANTS	PAID-IN CAPITAL	PAID-IN CAPITAL McCrillis and Eldredge Insurance, Inc	PAID-IN CAPITAL Nashua Bank	RETAINED EARNINGS	UNEARNED RESTRICTED STOCK AWARDS	ACCUMULATED OTHER COMPREHENSIVE LOSS	TREASURY STOCK
Balance, beginning of year at Dec. 31, 2009		$ 62	$ 85	$ 55,885			$ 41,571		$ (2,676)	$ (7,151)
Increase on issuance of common stock from the exercise of stock options				18
Net income	7,947						7,947
Net change in other comprehensive (loss) income, net of tax effect	149								149
Tax benefit for stock options				2
Exercise of stock options
Preferred stock net accretion	16			16			(16)
Cash dividends declared, preferred stock	(500)						(500)
Cash dividends paid, common stock							(3,001)
Balance, end of year at Dec. 31, 2010		62	85	55,921			46,001		(2,527)	(7,151)
Net income	7,669						7,669
Net change in other comprehensive (loss) income, net of tax effect	1,640								1,640
Consideration for acquisition					684
Issuance of common shares		1		20,000
Redemption of preferred stock				(10,000)
Exercise of stock options
Preferred stock net accretion	53			53			(53)
Cash dividends declared, preferred stock	(660)						(723)
Cash dividends paid, common stock							(3,002)
Balance, end of year at Dec. 31, 2011	108,660	63	85	66,658			49,892		(887)	(7,151)
Increase on issuance of common stock from the exercise of stock options				365
Net income	7,759						7,759
Shares awarded								(440)
Issuance of restricted stock awards										544
Net change in other comprehensive (loss) income, net of tax effect	(557)								(557)
Tax benefit for stock options				25
Shares forfeited								63
Shares repurchased										(63)
Restricted stock awards, issued from treasury stock, net				(104)
Consideration for acquisition					53	14,632
Repurchase of warrants			(85)	(652)
Issuance of common shares		12		3,000
Exercise of stock options
Cash dividends declared, preferred stock	(666)						(666)
Cash dividends paid, common stock							(3,052)
Balance, end of year at Dec. 31, 2012	$ 129,494	$ 75		$ 83,977			$ 53,933	$ (377)	$ (1,444)	$ (6,670)

Consolidated Statements of Changes in Stockholders Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Exercise of stock options, shares	40,042		2,000
COMMON STOCK
Exercise of stock options, shares	40,042		2,000
UNEARNED RESTRICTED STOCK AWARDS
Shares awarded, shares	35,000
Shares forfeited, shares	5,000
TREASURY STOCK
Issuance of restricted stock awards (in shares)	35,000
Shares repurchased, shares	5,000

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 2,052	$ 2,082	$ 7,759	$ 7,669	$ 7,947
Adjustments to reconcile net income to net cash provided by operating activities :
Depreciation and amortization	384	357	1,431	1,410	1,418
Amortization of fair value adjustments, net (loans, deposits and borrowings)	57	28	122	109	98
Amortization of securities, net	247	281	1,038	1,180	1,070
Net (increase) decrease in mortgage servicing rights	(382)	228	(337)	173	(279)
Net (increase) decrease in loans held-for-sale	3,427	(953)	(8,549)	2,453	(3,809)
Amortization of deferred expenses relating to issuance of capital securities and subordinated debentures			11	11	11
Change in cash surrender value of life insurance	(136)	(114)	(545)	(462)	(382)
Amortization of intangible assets	151	114	425	424	474
Provision for loan losses	414	155	2,705	1,351	2,182
Net gain on sales of premises, equipment, investment in real estate, other real estate owned and other assets			(40)	(27)	(49)
Decrease in accrued interest receivable and other assets	19	336	1,082	590	2,494
Impairment losses on other real estate owned			183
Net gain on sales of other real estate owned		(9)
Write-down of other real estate owned		190
Net gain on sales and calls of securities	(167)	(1,151)	(3,819)	(2,588)	(2,083)
Income from equity interest in Charter Holding Corp.	(98)	(111)	(444)	(573)	(192)
Deferred tax expense (benefit)			479	791	(105)
Change in deferred loan origination fees and cost, net	(48)	155	(1,118)	(381)	74
Increase (decrease) in accrued expenses and other liabilities	2,382	2,731	713	(1,509)	1,532
Net cash (used in) provided by operating activities	8,302	4,319	1,096	10,621	10,401
Cash flows from investing activities:
Capital expenditures	(1,579)	(534)
Capital expenditures - investment in real estate			(503)		(140)
Disposal of fixed assets	40
Capital expenditures - software			(70)	(192)	(76)
Proceeds from sales and calls of securities available-for-sale	18,658	40,496	194,300	102,600	109,500
Capital expenditures - premises and equipment			(1,297)	(925)	(868)
Proceeds from sales of securities available-for-sale			194,347	102,632	109,539
Purchases of securities available-for-sale	(740)	(52,127)	(223,664)	(156,667)	(131,964)
Proceeds from maturities of securities available-for-sale			50,022	44,290	46,266
Redemption of Federal Home Loan Bank stock	213	119	119
Purchases of Federal Home Loan Bank stock			(1,627)		(1,439)
Capital distribution - Charter Holding Corp., at equity			438	545	203
Additional investment in Charter Holding Corp.					(1,765)
Loan originations and principal collections, net	1,691	(22,523)	(96,888)	(35,885)	(48,789)
Purchases of loans			(4,799)	(6,372)	(8,980)
Recoveries of loans previously charged off			596	365	215
Proceeds from sales of other real estate and other assets		403	1,409	135	306
Investment in bank owned life insurance		(5,000)	(5,000)	(2,500)
Net cash (used in) provided by investing activities	18,283	(39,166)	(88,553)	(54,761)	(37,503)
Premium paid on life insurance policies			(13)	(12)	(11)
Cash flows from financing activities:
Net (decrease) increase in deposits	(36,934)	7,541	(16,320)	(15,678)	10,829
Net (decrease) increase in repurchase agreements	4,686	2,661	(895)	(651)	4,046
Net (decrease) increase in advances from Federal Home Loan Bank and other borrowings	(10,499)	39,728
Redemption of stock warrants		(737)	(737)
Dividends paid on preferred stock	(64)	(238)	(848)	(484)	(500)
Dividends paid on common stock	(893)	(758)	(3,052)	(3,002)	(3,001)
Net cash (used in) provided by financing activities	(43,704)	48,197	102,129	35,667	22,276
Net increase in demand deposits, savings and NOW accounts			64,159	40,482	32,962
Increase (decrease) in short-term advances from Federal Home Loan Bank			15,000	15,000	(40,000)
Principal advances from Federal Home Loan Bank			45,000	5,000	75,000
Repayment of advances from Federal Home Loan Bank				(15,000)	(55,000)
Repayment of other borrowed funds			(543)		(2,078)
Proceeds from issuance of preferred stock				20,000
Redemption of preferred stock				(10,000)
Proceeds from exercise of stock options			365		18
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(17,119)	13,350	14,672	(8,473)	(4,826)
CASH AND CASH EQUIVALENTS, beginning of period	39,412	24,740	24,740	33,213	38,039
CASH AND CASH EQUIVALENTS, end of period	22,293	38,090	39,412	24,740	33,213
Cash paid during the period for:
Interest on deposit accounts	1,052	1,240	7,396	8,763	9,769
Interest on advances and other borrowed money	721	718
Total interest paid	1,773	1,958
Income taxes paid (received)	366	(58)	3,633	1,850	4,630
Loans transferred to other real estate owned			547	1,891	310
Loans originated from sales of other real estate owned			237	508	119
Allowance for loan losses transferred to other liabilities					175
Acquisitions:
Premises and equipment acquired			729	34
Intangible assets acquired			2,086
Total assets			115,762	837
Deposits assumed			98,479
Federal Home Loan Bank borrowings assumed			1,754
Other liabilities assumed			897	372
Total, liabilities			101,130	372
Net assets acquired			14,632	465
Merger costs			21,378	1,769
McCrillis and Eldredge Insurance, Inc
Cash flows from investing activities:
Cash and cash equivalents acquired, net of expenses and cash paid				(175)
Nashua Bank
Cash flows from investing activities:
Cash and cash equivalents acquired, net of expenses and cash paid			(1,623)
Cash and Cash Equivalents
Acquisitions:
Assets acquired			2,790	97
Available-for-sale Securities
Acquisitions:
Investments			20,852	25
Federal Home Loan Bank Stock
Acquisitions:
Investments			383
Net Loans acquired
Acquisitions:
Receivables			88,203
Real Estate Investment
Acquisitions:
Investments			249
Accrued Income Receivable
Acquisitions:
Receivables			375
Life Insurance Policies
Acquisitions:
Investments				15
Other Assets
Acquisitions:
Assets acquired			95	37
Customer list intangible
Acquisitions:
Intangible assets acquired				629
Goodwill
Acquisitions:
Assets acquired			$ 6,746	$ 1,304

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
NOTE 1.	Summary of significant accounting policies:

Nature of operations - New Hampshire Thrift Bancshares, Inc. (the “Company”) is a savings and loan holding company headquartered in Newport, New Hampshire. The Company’s subsidiary, Lake Sunapee Bank, fsb (the “Bank”), a federal stock savings bank, operates 30 branches in Chester, Grafton, Hillsborough, Merrimack and Sullivan counties in central and western New Hampshire and Rutland and Windsor Counties in Vermont. Although the Company has a diversified portfolio, a substantial portion of its debtors’ abilities to honor their contracts is dependent on the economic health of the region. The Company’s primary source of revenue is providing loans to customers who are predominately small and middle-market businesses and individuals.

Use of estimates in the preparation of financial statements - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of consolidation - The consolidated financial statements include the accounts of the Company, the Bank, Lake Sunapee Group, Inc. (“LSGI”), which owns and maintains all buildings and investment properties, and Lake Sunapee Financial Services Corp. (“LSFSC”), which sells brokerage securities and insurance products to customers, and McCrillis & Eldredge Insurance, Inc. (“MEI”), a full-line independent insurance agency acquired in 2012, which offers a complete range of commercial insurance services and consumer products. LSGI, LSFSC and MEI are wholly owned subsidiaries of the Bank. All significant intercompany accounts and transactions have been eliminated in consolidation.

NHTB Capital Trust II and NHTB Capital Trust III, affiliates of the Company, were formed to sell capital securities to the public through a third party trust pool. In accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 810-10, “Consolidation - Overall,” the subsidiaries have not been included in the consolidated financial statements.

Cash and cash equivalents - For purposes of reporting cash flows, the Company considers cash and due from banks and Federal Reserve Bank interest bearing deposit to be cash equivalents. Cash and due from banks as of December 31, 2012 and 2011 includes $9 million and $10 million respectively, which is subject to withdrawal and usage restrictions to satisfy the reserve requirements of the Federal Reserve Bank and PNC Bank.

Securities available-for-sale - Available-for-sale securities consist of bonds, notes, debentures, and certain equity securities. Unrealized holding gains and losses, net of tax, on available-for-sale securities are reported as a net amount in a separate component of stockholders’ equity until realized. Gains and losses on the sale of available-for-sale securities are determined using the specific-identification method.

Securities held-to-maturity - Bonds, notes and debentures which the Company has the positive intent and ability to hold to maturity are reported at cost, adjusted for premiums and discounts recognized in interest income using the interest method over the period to maturity. No write-downs have occurred for securities held-to-maturity.

For any debt security with a fair value less than its amortized cost basis, the Company will determine whether it has the intent to sell the debt security or whether it is more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis. If either condition is met, the Company will recognize a full impairment charge to earnings. For all other debt securities that are considered other-than-temporarily impaired and do not meet either condition, the credit loss portion of impairment will be recognized in earnings as realized losses. The other-than-temporary impairment related to all other factors will be recorded in other comprehensive income.

Declines in marketable equity securities below their cost that are deemed other than temporary are reflected in earnings as realized losses.

Securities held for trading - Trading securities are carried at fair value on the consolidated balance sheets. Unrealized holding gains and losses for trading securities are included in earnings.

Federal Home Loan Bank stock - As a member of the Federal Home Loan Bank (“FHLB”), the Company is required to invest in $100 par value stock of the FHLB. The FHLB capital structure mandates that members must own stock as determined by their Total Stock Investment Requirement which is the sum of a member’s Membership Stock Investment Requirement and Activity-Based Stock Investment Requirement. The Membership Stock Investment Requirement is calculated as 0.35% of a member’s Stock Investment Base, subject to a minimum investment of $10,000 and a maximum investment of $25,000,000. The Stock Investment Base is an amount calculated based on certain assets held by a member that are reflected on call reports submitted to applicable regulatory authorities. The Activity-Based Stock Investment Requirement is calculated as 3.0% for overnight advances, 4.0% for FHLB advances with original terms to maturity of two days to three months and 4.5% for other advances plus a percentage of advance commitments, 0.5% of standby letters of credit issued by the FHLB and 4.5% of the value of intermediated derivative contracts. Management evaluates the Company’s investment in FHLB stock for other-than-temporary impairment at least on a quarterly basis and more frequently when economic or market conditions warrant such evaluation. Based on its most recent analysis of the FHLB as of December 31, 2012, management deems its investment in FHLB stock to be not other-than-temporarily impaired.

Investment in Charter Holding Corp. - The Company owned one-third interest in Charter Holding Corporation (“CHC”) with two other New Hampshire banks. On September 30, 2011, the Company and one of the other banks purchased the third bank’s ownership interest. As a result, the Company and one other bank each hold 50% ownership of CHC at December 31, 2012 and 2011. Headquartered in Concord, New Hampshire, CHC provides trust and investment services from seven offices across New Hampshire. Charter New England Agency, a subsidiary of CHC, provides life insurance, fixed and variable annuities and mutual fund products, in addition to full brokerage services.

The Bank uses the equity method of accounting to account for its investment in CHC. An investor using the equity method initially records an investment at cost. Subsequently, the carrying amount of the investment is increased to reflect the investor’s share of income of the investee and is reduced to reflect the investor’s share of losses of the investee or dividends received from the investee. The investor’s share of the income or losses of the investee is included in the investor’s net income as the investee reports them. Adjustments similar to those made in preparing consolidated financial statements, such as elimination of intercompany gains and losses, also are applicable to the equity method.

Loans held-for-sale - Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated market value in the aggregate. Net unrealized losses are recognized through a valuation allowance by charges to income. No losses have been recorded.

Nonaccrual loans - Residential real estate loans and consumer loans are placed on nonaccrual status when they become 90 days past due. Commercial loans are placed on nonaccrual status when they become 90 days past due or when it becomes probable that the Bank will be unable to collect all amounts due pursuant to the terms of the loan agreement. When a loan has been placed on nonaccrual status, previously accrued interest is reversed with a charge against interest income on loans. Interest received on nonaccrual loans is generally booked to interest income on a cash basis. Residential real estate loans and consumer loans generally are returned to accrual status when they are no longer over 90 days past due. Commercial loans are generally returned to accrual status when the collectibility of principal and interest is reasonably assured.

Acquired Loans - Acquired loans that have evidence of deterioration in credit quality since origination and for which it is probable, at acquisition, that all contractually required payments will not be collected are initially recorded at fair value without recording an allowance for loan losses. Fair value of the loans is determined using market participant assumptions in estimating the amount and timing of both principal and interest cash flows expected to be collected, as adjusted for an estimate of future credit losses and prepayments, and then applying a market-based discount rate to those cash flows. Acquired loans are generally accounted for on a pool basis, with pools formed based on the loans’ common risk characteristics, such as loan collateral type and accrual status. Each pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows.

Under the accounting model for acquired loans, the excess of cash flows expected to be collected over the carrying amount of the loans, referred to as the “accretable yield”, is accreted into interest income over the life of the loans in each pool using the effective yield method. Accordingly, acquired loans are not subject to classification as non-accrual in the same manner as originated loans. Rather, acquired loans are considered to be accruing loans because their interest income relates to the accretable yield recognized at the pool level and not to contractual interest payments at the loan level. The difference between contractually required principal and interest payments and the cash flows expected to be collected, referred to as the “nonaccretable difference”, includes estimates of both the impact of prepayments and future credit losses expected to be incurred over the life of the loans in each pool. As such, charge-offs on acquired loans are first applied to the nonaccretable difference and then to any allowance for loan losses recognized subsequent to acquisition.

Subsequent to acquisition, actual cash collections are monitored relative to management’s expectations and revised cash flow forecasts are prepared, as warranted. These revised forecasts involve updates, as necessary, of the key assumptions and estimates used in the initial estimate of fair value. Generally speaking, expected cash flows are affected by:

•

Changes in the expected principal and interest payments over the estimated life – Updates to changes in expected cash flows are driven by the credit outlook and actions taken with borrowers. Changes in expected future cash flows resulting from loan modifications are included in the assessment of expected cash flows;

•	Changes in prepayment assumptions - Prepayments affect the estimated life of the loans which may change the amount of interest income, and possibly principal, expected to be collected; and

•	Changes in interest rate indices for variable rate loans - Expected future cash flows are based, as applicable, on the variable rates in effect at the time of the assessment of expected cash flows.

A decrease in expected cash flows in subsequent periods may indicate that the loan pool is impaired which would require the establishment of an allowance for loan losses by a charge to the provision for loan losses. An increase in expected cash flows in subsequent periods serves, first, to reduce any previously established allowance for loan losses by the increase in the present value of cash flows expected to be collected, and results in a recalculation of the amount of accretable yield for the loan pool. The adjustment of accretable yield due to an increase in expected cash flows is accounted for as a change in estimate. The additional cash flows expected to be collected are reclassified from the nonaccretable difference to the accretable yield, and the amount of periodic accretion is adjusted accordingly over the remaining life of the loans in the pool.

An acquired loan may be resolved either through receipt of payment (in full or in part) from the borrower, the sale of the loan to a third party or foreclosure of the collateral. In the event of a sale of the loan, a gain or loss on sale is recognized and reported within non-interest income based on the difference between the sales proceeds and the carrying amount of the loan. In other cases, individual loans are removed from the pool based on comparing the amount received from its resolution (fair value of the underlying collateral less costs to sell in the case of a foreclosure) with its outstanding balance. Any difference between these amounts is absorbed by the nonaccretable difference established for the entire pool. For loans resolved by payment in full, there is no adjustment of the nonaccretable difference since there is no difference between the amount received at resolution and the outstanding balance of the loan. In these cases, the remaining accretable yield balance is unaffected and any material change in remaining effective yield caused by the removal of the loan from the pool is addressed in connection with the subsequent cash flow re-assessment for the pool. Acquired loans subject to modification are not removed from the pool even if those loans would otherwise be deemed TDRs as the pool, and not the individual loan, represents the unit of account.

Allowance for loan losses - The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

General component - The general component of the allowance for loan losses is based on historical loss experience adjusted for qualitative factors stratified by the following loan segments: residential real estate, commercial real estate, construction, commercial and consumer. Management uses a rolling average of historical losses based on a time frame appropriate to capture relevant loss data for each loan segment. This historical loss factor is adjusted for the following qualitative factors: levels/trends in delinquencies; trends in volume and terms of loans; effects of changes in risk selection and underwriting standards and other changes in lending policies, procedures and practices; experience/ability/depth of lending management and staff; concentration of credit risk and national and local economic trends and conditions. There were no significant changes in the Company’s policies or methodology pertaining to the general component of the allowance for loan losses during 2012.

The qualitative factors are determined based on the various risk characteristics of each loan segment. Risk characteristics relevant to each portfolio segment are as follows:

Residential real estate: The Company generally does not originate loans with a loan-to-value ratio greater than 80 percent and does not grant subprime loans. All loans in this segment are collateralized by owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, will have an effect on the credit quality in this segment. This segment also includes home equity loans.

Commercial real estate: Loans in this segment are primarily income-producing properties throughout New Hampshire and Vermont. The underlying cash flows generated by the properties are adversely impacted by a downturn in the economy as evidenced by increased vacancy rates, which in turn, will have an effect on the credit quality in this segment. Management periodically obtains rent rolls and continually monitors the cash flows of these loans.

Construction loans: The Bank offers construction loan financing on one-to-four family owner occupied dwellings in the Bank’s local real estate market. Generally, the Bank makes construction loans up to 80% of value with terms of up to nine months. During the construction phase, inspections are made to assess construction progress and monitor the disbursement of loan proceeds. The Bank also offers a “one-step” construction loan, which provides construction and permanent financing with one loan closing. The “one-step” is provided under the same terms and conditions of the Bank’s conventional residential program.

Commercial loans: Loans in this segment are made to businesses and are generally secured by assets of the business. Repayment is expected from the cash flows of the business. A weakened economy, and resultant decreased consumer spending, will have an effect on the credit quality in this segment.

Consumer loans: Loans in this segment are unsecured or secured by collateral such as automobiles, boats and other recreational vehicles. Repayment is dependent on the credit quality of the individual borrower.

Allocated component - The allocated component relates to loans that are classified as impaired. Impairment is measured on a loan by loan basis for commercial, commercial real estate and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. An allowance is established when the discounted cash flows (or collateral value) of the impaired loan is lower than the carrying value of that loan. Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential real estate loans for impairment disclosures, unless such loans are subject to a troubled debt restructuring agreement.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and construction loans be either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures.

The Company periodically may agree to modify the contractual terms of loans. When a loan is modified and a concession is made to a borrower experiencing financial difficulty, the modification is considered a troubled debt restructuring (“TDR”). All TDRs are initially classified as impaired.

Unallocated component - An unallocated component may be maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating allocated and general reserves in the portfolio.

Deferred loan origination fees - Loan origination, commitment fees and certain direct origination costs are deferred, and the net amount is amortized as an adjustment of the related loan’s yield. The Company amortizes these amounts over the contractual life of the related loans.

Loan servicing - The Company recognizes as separate assets from their related loans the rights to service mortgage loans for others, either through acquisition of those rights or from the sale or securitization of loans with the servicing rights retained on those loans, based on their relative fair values. To determine the fair value of the servicing rights created, the Company uses the market prices under comparable servicing sale contracts, when available, or alternatively uses a valuation model that calculates the present value of future cash flows to determine the fair value of the servicing rights. In using this valuation method, the Company incorporates assumptions that market participants would use in estimating future net servicing income, which includes estimates of the cost of servicing loans, the discount rate, ancillary income, prepayment speeds and default rates.

Mortgage servicing rights are amortized in proportion to, and over the period of, estimated net servicing revenues. Refinance activities are considered in estimating the period of net servicing revenues. Impairment of mortgage servicing rights is assessed based on the fair value of those rights. Fair values are estimated using discounted cash flows based on a current market interest rate. For purposes of measuring impairment, the rights are stratified based on the interest rate risk characteristics of the underlying loans. The amount of impairment recognized is the amount by which the capitalized mortgage servicing rights for a stratum exceed their fair value.

Concentration of credit risk - Most of the Company’s business activity is with customers located within the states of New Hampshire and Vermont. There are no concentrations of credit to borrowers that have similar economic characteristics. The majority of the Company’s loan portfolio is composed of loans collateralized by real estate located in the states of New Hampshire and Vermont.

Premises and equipment - Company premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using straight-line and accelerated methods over the estimated useful lives of the assets. Estimated lives are 5 to 40 years for buildings and premises and 3 to 15 years for furniture, fixtures and equipment. Expenditures for replacements or major improvements are capitalized; expenditures for normal maintenance and repairs are charged to expense as incurred. Upon the sale or retirement of Company premises and equipment, the cost and accumulated depreciation are removed from the respective accounts and any gain or loss is included in income.

Investment in real estate - Investment in real estate is carried at the lower of cost or estimated fair value. The buildings are being depreciated over their useful lives. The properties consist of three buildings that the Company rents for commercial purposes. Rental income is recorded in income when received and expenses for maintaining these assets are charged to expense as incurred.

Real estate owned and property acquired in settlement of loans - The Company classifies loans as in-substance repossessed or foreclosed if the Company receives physical possession of the debtor’s assets regardless of whether formal foreclosure proceedings take place. At the time of foreclosure or possession, the Company records the property at the lower of fair value minus estimated costs to sell or the outstanding balance of the loan. All properties are periodically reviewed and declines in the value of the property are charged against income.

Earnings per share - Basic earnings per share represents net income available to common stockholders divided by the weighted-average number of common shares outstanding during the period. If rights to dividends on unvested options/awards are non-forfeitable, these unvested awards/options are considered outstanding in the computation of basic earnings per share. Diluted earnings per share, if applicable, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

Advertising - The Company directly expenses costs associated with advertising as they are incurred.

Income taxes - The Company recognizes income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are established for the temporary differences between the accounting basis and the tax basis of the Company’s assets and liabilities at enacted tax rates expected to be in effect when the amounts related to such temporary differences are realized or settled.

Fair value of financial instruments - The following methods and assumptions were used by the Company in estimating fair values of financial instruments as disclosed herein:

Cash and cash equivalents - The carrying amounts of cash and cash equivalents approximate their fair value.

Available-for-sale securities - Fair values for available-for-sale securities are based on quoted market prices.

Other investments - The carrying amounts of other investments approximate their fair values.

Loans held-for-sale - Fair values of loans held-for-sale are based on estimated market values.

Loans receivable - For variable-rate loans that reprice frequently and have no significant change in credit risk, fair values are based on carrying values. Fair values for all other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values for impaired loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Investment in unconsolidated subsidiaries - Fair value of investment in unconsolidated subsidiaries is estimated using discounted cash flow analyses, using interest rates currently being offered for similar investments.

Accrued interest receivable - The carrying amounts of accrued interest receivable approximate their fair values.

Deposit liabilities - The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). The carrying amounts of variable-rate, fixed term money-market accounts and certificates of deposits (CDs) approximate their fair values at the reporting date. Fair values for fixed-rate CDs are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank advances - Fair values for FHLB advances are estimated using a discounted cash flow technique that applies interest rates currently being offered on advances to a schedule of aggregated expected monthly maturities on FHLB advances.

Notes payable - The carrying amounts of notes payable approximate their fair values.

Securities sold under agreements to repurchase - The carrying amounts of securities sold under agreements to repurchase approximate their fair values.

Subordinated debentures - Fair values of subordinated debentures are estimated using discounted cash flow analyses, using interest rates currently being offered for debentures with similar terms.

Derivative financial instruments - Fair values for interest rate swap agreements are based upon the amounts required to settle the contracts.

Off-balance sheet instruments - Fair values for loan commitments have not been presented as the future revenue derived from such financial instruments is not significant.

Interest rate swap agreement - For asset/liability management purposes, the Company uses interest rate swap agreements to hedge various exposures or to modify interest rate characteristics of various balance sheet accounts. Such derivatives are used as part of the asset/liability management process and are linked to specific assets or liabilities, and have high correlation between the contract and the underlying item being hedged, both at inception and throughout the hedge period.

The Company utilizes interest rate swap agreements to convert a portion of its variable-rate debt to a fixed rate (cash flow hedge). Interest rate swaps are contracts in which a series of interest rate flows are exchanged over a prescribed period. The notional amount on which the interest payments are based is not exchanged.

The effective portion of the gain or loss on a derivative designated and qualifying as a cash flow hedging instrument is initially reported as a component of other comprehensive income and subsequently reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The ineffective portion of the gain or loss on the derivative instrument, if any, is recognized currently in earnings.

Interest rate derivative financial instruments receive hedge accounting treatment only if they are designated as a hedge and are expected to be, and are, effective in substantially reducing interest rate risk arising from the assets and liabilities identified as exposing the Company to risk. Those derivative financial instruments that do not meet the hedging criteria discussed below would be classified as trading activities and would be recorded at fair value with changes in fair value recorded in income. Derivative hedge contracts must meet specific effectiveness tests (i.e., over time the change in their fair values due to the designated hedge risk must be within 80 to 125 percent of the opposite change in the fair values of the hedged assets or liabilities). Changes in fair value of the derivative financial instruments must be effective at offsetting changes in the fair value of the hedged items due to the designated hedge risk during the term of the hedge. Further, if the underlying financial instrument differs from the hedged asset or liability, there must be a clear economic relationship between the prices of the two financial instruments. If periodic assessment indicates derivatives no longer provide an effective hedge, the derivatives contracts would be closed out and settled or classified as a trading activity.

Hedges of variable-rate debt are accounted for as cash flow hedges, with changes in fair value recorded in other assets or liabilities and other comprehensive income. The net settlement (upon close out or termination) that offsets changes in the value of the hedged debt is deferred and amortized into net interest income over the life of the hedged debt. The portion, if any, of the net settlement amount that did not offset changes in the value of the hedged asset or liability is recognized immediately in non-interest income.

Cash flows resulting from the derivative financial instruments that are accounted for as hedges of assets and liabilities are classified in the cash flow statement in the same category as the cash flows of the items being hedged.

Stock based compensation - At December 31, 2012, the Company has two stock-based employee compensation plans. The Company accounts for those plans under ASC 718-10, “Compensation - Stock Compensation - Overall.”

Recent Accounting Pronouncements - In April 2011, FASB issued Accounting Standards Update (“ASU”) 2011-02, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.” This ASU provides additional guidance or clarification to help creditors determine whether a restructuring constitutes a troubled debt restructuring. For public entities, the amendments in this ASU are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. As a result of applying these amendments, an entity may identify receivables that are newly considered impaired, and should measure impairment on those receivables prospectively for the first interim or annual period beginning on or after June 15, 2011. Additional disclosures are also required under this ASU. The adoption of this guidance is reflected in Note 4.

In April 2011, FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” The objective of this ASU is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This ASU prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Early adoption is not permitted. The adoption of this guidance did not have a material impact on the Company’s results of operations or financial position.

In May 2011, FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.” The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments in this ASU are to be applied prospectively. The amendments are effective for annual periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company’s results of operations or financial position.

In June 2011, FASB issued ASU 2011-05, “Presentation of Comprehensive Income.” The objective of this ASU is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. Under this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. An entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. An entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. The amendments in this ASU should be applied retrospectively. The amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The required disclosure in the Company’s consolidated financial statements have been reflected in the statements of comprehensive income and Note 18.

In September 2011, FASB issued ASU 2011-08, “Intangibles - Goodwill and Other”, an update to ASC 350, “Intangibles - Goodwill and Other.” ASU 2011-08 simplifies how entities, both public and nonpublic, test goodwill for impairment. The amendments in this update permit an entity to first assess qualitative factors to determine whether it is more likely than not the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. For public and nonpublic entities, the amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of this guidance did not have an impact on the Company’s results of operations or financial position.

In December 2011, FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities.” This ASU is to enhance current disclosures. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The amendments in this ASU are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not anticipate that the adoption of this guidance will have a material impact on its consolidated financial statements.

In December 2011, FASB issued ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” The amendments in this update defer those changes in ASU 2011-05 that relate to the presentation of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by this update. The amendments are effective during interim and annual periods beginning after December 15, 2011. The required disclosures in the Company’s consolidated financial statements have been reflected in the statements of comprehensive income and Note 18.

In October 2012, FASB issued ASU 2012-06, “Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution.” The amendments in this update clarify the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution. For public and nonpublic entities, the amendments in this update are effective for fiscal years, and interim periods within those years beginning on or after December 15, 2012. The Company does not anticipate that the adoption of this guidance will have a material impact on its consolidated financial statements.

In February 2013, FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The amendments in this update do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The adoption of ASU 2013-02 is not expected to have a material impact on the Company’s consolidated financial statements.

Issuance of Capital Securities	12 Months Ended
Dec. 31, 2012
Issuance of Capital Securities
NOTE 2.	Issuance of Capital Securities:

On March 30, 2004, NHTB Capital Trust II (“Trust II”), a Connecticut statutory trust formed by the Company, completed the sale of $10.0 million of Floating Capital Securities, adjustable every three months at LIBOR plus 2.79% (“Capital Securities II”). Trust II also issued common securities to the Company and used the net proceeds from the offering to purchase a like amount of Junior Subordinated Deferrable Interest Debentures (“Debentures II”) of the Company. Debentures II are the sole assets of Trust II. The Company used a portion of the proceeds to redeem the balance of securities issued by NHTB Capital Trust I, which were callable on September 30, 2004. The balance of the proceeds of Trust II are being used for general corporate purposes. Total expenses associated with the offering of $160 thousand are included in other assets and are being amortized on a straight-line basis over the life of Debentures II.

Capital Securities II accrue and pay distributions quarterly based on the stated liquidation amount of $10 per Capital Security. The Company has fully and unconditionally guaranteed all of the obligations of Trust II. The guaranty covers the quarterly distributions and payments on liquidation or redemption of Capital Securities II, but only to the extent that Trust II has funds necessary to make these payments.

Capital Securities II are mandatorily redeemable upon the maturing of Debentures II on March 30, 2034 or upon earlier redemption as provided in the Indenture. The Company has the right to redeem Debentures II, in whole or in part at the liquidation amount plus any accrued but unpaid interest to the redemption date.

On March 30, 2004, NHTB Capital Trust III (“Trust III”), a Connecticut statutory trust formed by the Company, completed the sale of $10.0 million of 6.06% 5 Year Fixed-Floating Capital Securities (“Capital Securities III”). Trust III also issued common securities to the Company and used the net proceeds from the offering to purchase a like amount of 6.06% Junior Subordinated Deferrable Interest Debentures (“Debentures III”) of the Company. Debentures III are the sole assets of Trust III. The Company used the proceeds to redeem the securities issued by NHTB Capital Trust I, a wholly owned subsidiary of the Company, which were callable on September 30, 2004. Total expenses associated with the offering of $160 thousand are included in other assets and are being amortized on a straight-line basis over the life of Debentures III.

Capital Securities III accrue and pay distributions quarterly at an annual rate of 6.06% for the first 5 years of the stated liquidation amount of $10 per Capital Security. The Company has fully and unconditionally guaranteed all of the obligations of the Trust. The guaranty covers the quarterly distributions and payments on liquidation or redemption of Capital Securities III, but only to the extent that the Trust has funds necessary to make these payments.

Capital Securities III are mandatorily redeemable upon the maturing of Debentures III on March 30, 2034 or upon earlier redemption as provided in the Indenture. The Company has the right to redeem Debentures III, in whole or in part, at the liquidation amount plus any accrued but unpaid interest to the redemption date.

On May 1, 2008, the Company entered into an interest rate swap agreement with PNC Bank to convert the floating rate payments on Trust II to fixed rate payments. The terms of the interest rate swap agreement are as follows:

Notional amount:	$10.0 million
Trade date:	May 1, 2008
Effective date:	June 17, 2008
Termination date:	June 17, 2013
Fixed rate payer:	New Hampshire Thrift Bancshares, Inc.
Payment dates:	Quarterly
Fixed rate:	6.65%
Floating rate payer:	PNC Bank
Payment dates:	Quarterly
Index:	Three month LIBOR

Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Securities

Note E – Securities

Debt and equity securities have been classified in the consolidated balance sheets according to management’s intent.

The amortized cost of securities available-for-sale and their approximate fair values at March 31, 2013, and December 31, 2012, are summarized as follows:

(Dollars in thousands) March 31, 2013	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds and notes
U.S. Treasury notes	$51,313	$52	$53	$51,312
Mortgage-backed securities	117,767	1,168	214	118,721
Municipal bonds	22,775	592	41	23,326
Other bonds and debentures	65	—	—	65
Equity securities	490	4	60	434

Total available-for-sale	$192,410	$1,816	$368	$193,858

(Dollars in thousands) December 31, 2012	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds and notes
U.S. Treasury notes	$51,394	$29	$48	$51,375
Mortgage-backed securities	136,342	1,569	70	137,841
Municipal bonds	22,112	570	—	22,682
Other bonds and debentures	70	—	—	70
Equity securities	490	2	91	401

Total available-for-sale	$210,408	$2,170	$209	$212,369

Maturities of debt securities, excluding mortgage-backed securities, classified as available-for-sale are as follows as of March 31, 2013:

(Dollars in thousands)	Fair Value
U.S. Treasury notes	$40,846
Municipal bonds	3,751

Total due after one year through five years	$44,597

U.S. Treasury notes	$10,466
Municipal bonds	7,437

Total due after five years through ten years	$17,903

Municipal bonds	$12,138
Other bonds and debentures	65

Total due after ten years	$12,203

For the three months ended March 31, 2013, the proceeds from sales of securities available-for-sale were $18.7 million. Gross gains of $167 thousand were realized during the same period on these sales. The tax provision applicable to these net realized gains amounted to $66 thousand. For the three months ended March 31, 2012, proceeds from sales of securities available-for-sale were $40.5 million. Gross gains of $1.2 million were realized during the same period on these sales. The tax provision applicable to these net realized gains amounted to $456 thousand. Securities, carried at $162.7 million and $152.9 million were pledged to secure public deposits, Federal Home Loan Bank (“FHLB”) advances and securities sold under agreements to repurchase as of March 31, 2013, and December 31, 2012, respectively.

NOTE 3.	Securities:

Debt and equity securities have been classified in the consolidated balance sheets according to management’s intent.

The amortized cost of securities and their approximate fair values are summarized as follows:

(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2012:
Available-for-sale securities
Bonds and notes -
U.S. Treasury notes	$51,394	$29	$48	$51,375
Mortgage-backed securities	136,342	1,569	70	137,841
Municipal bonds	22,112	570	—	22,682
Other bonds and debentures	70	—	—	70
Equity securities	490	2	91	401

Total available-for-sale	$210,408	$2,170	$209	$212,369

December 31, 2011:
Available-for-sale securities
Bonds and notes -
Mortgage-backed securities	$154,213	$1,786	$57	$155,942
Municipal bonds	28,475	984	18	29,441
Other bonds and debentures	24,281	255	89	24,447
Equity securities	511	9	32	488

Total available-for-sale	$207,480	$3,034	$196	$210,318

For the year ended December 31, 2012, proceeds from sales of securities available-for-sale amounted to $194.3 million. Gross gains of $3.8 million and no gross losses were realized during 2012 on sales of available-for-sale securities. The tax provision applicable to these net realized gains amounted to $1.5 million. For the year ended December 31, 2011, proceeds from sales of securities available-for-sale amounted to $102.6 million. Gross gains of $2.6 million and no gross losses were realized during 2011 on sales of available-for-sale securities. The tax provision applicable to these net realized gains amounted to $1.0 million. For the year ended December 31, 2010, proceeds from sales of securities available-for-sale amounted to $109.5 million. Gross gains of $2.0 million and gross losses of $3 thousand were realized during 2010 on sales of available-for-sale securities. The tax provision applicable to these net realized gains amounted to $806 thousand.

Maturities of debt securities, excluding mortgage-backed securities, classified as available-for-sale are as follows as of December 31, 2012:

(Dollars in thousands)	Fair Value
U.S. Treasury notes	$40,881
Municipal bonds	3,775

Total due after one year through five years	$44,656

U.S. Treasury notes	$10,494
Municipal bonds	6,747

Total due after five years through ten years	$17,241

Municipal bonds	$12,160
Other bonds and debentures	70

Total due after ten years	$12,230

There were no issuers of securities, other than U.S. government and agency obligations, whose aggregate carrying value exceeded 10% of stockholders’ equity as of December 31, 2012.

Securities, carried at $152.2 million and $155.9 million were pledged to secure public deposits, the treasury, tax and loan account, Federal Home Loan Bank advances and securities sold under agreements to repurchase as of December 31, 2012 and 2011, respectively.

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized-loss position for less than twelve months and for twelve months or more, and are not other than temporarily impaired, are as follows as of December 31:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(Dollars in thousands)
December 31, 2012:
Bonds and notes -
U.S. Treasury notes	$10,494	$48	$—	$—	$10,494	$48
Mortgage-backed securities	24,025	70	2	—	24,027	70
Equity securities	—	—	377	91	377	91

Total temporarily impaired securities	$34,519	$118	$379	$91	$34,898	$209

December 31, 2011:
Bonds and notes -
Mortgage-backed securities	$38,094	$57	$—	$—	$38,094	$57
Municipal bonds	—	—	1,396	18	1,396	18
Other bonds and debentures	7,056	89	—	—	7,056	89
Equity securities	26	1	462	31	488	32

Total temporarily impaired securities	$45,176	$147	$1,858	$49	$47,034	$196

The investments in the Company’s investment portfolio that are temporarily impaired as of December 31, 2012 consist primarily of equity securities, mortgage-backed securities issued by U.S. Government sponsored enterprises and agencies, and U.S. treasury notes. The unrealized losses on debt securities are primarily attributable to changes in market interest rates and current market inefficiencies. The unrealized losses on equity securities are primarily attributable to lack of trading activity related to the security and are not considered credit related losses. As company management has the ability and intent to hold debt securities until maturity and equity securities for the foreseeable future, no declines are deemed to be other than temporary.

Loan Portfolio	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Loan Portfolio

Note G – Loan Portfolio

Loans receivable consisted of the following as of the dates indicated:

March 31, 2013:

(Dollars in thousands)	Originated	Acquired	Total
Real estate loans:
Conventional	$466,177	$12,109	$478,286
Home equity	67,190	—	67,190
Construction	11,808	4,606	16,414
Commercial	175,142	53,717	228,859

	720,317	70,432	790,749
Consumer loans	6,284	642	6,926
Commercial and municipal loans	95,793	13,689	109,482

Total loans	822,394	84,763	907,157
Allowance for loan losses	(9,770)	—	(9,770)
Deferred loan origination costs, net	2,737	—	2,737

Loans receivable, net	$815,361	$84,763	$900,124

December 31, 2012:

(Dollars in thousands)	Originated	Acquired	Total
Real estate loans:
Conventional	$458,206	$13,243	$471,449
Home equity	68,175	1,116	69,291
Construction	15,233	4,179	19,412
Commercial	178,574	55,690	234,264

	720,188	74,228	794,416
Consumer loans	6,595	709	7,304
Commercial and municipal loans	93,680	14,070	107,750

Total loans	820,463	89,007	909,470
Allowance for loan losses	(9,923)	—	(9,923)
Deferred loan origination costs, net	2,767	(78)	2,689

Loans receivable, net	$813,307	$88,929	$902,236

The following tables set forth information regarding the allowance for loan losses by portfolio segment as of the dates indicated:

	Real Estate:
March 31, 2013: (Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial and Municipal	Consumer	Total
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$123	$220	$—	$44	$—	$387
Ending balance:
Collectively evaluated for impairment	4,709	3,391	145	1,068	70	9,383

Total allowance for loan losses ending balance	$4,832	$3,611	$145	$1,112	$70	$9,770

Loans:
Ending balance:
Individually evaluated for impairment	$5,110	$10,879	$1,506	$953	$—	$18,448
Ending balance:
Collectively evaluated for impairment	528,257	164,263	10,302	94,840	6,284	803,946
Ending Balance:
Acquired loans (discounts related to credit quality)	12,109	53,717	4,606	13,689	642	84,763

Total loans ending balance	$545,476	$228,859	$16,414	$109,482	$6,926	$907,157

	Real Estate:
December 31, 2012: (Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial and Municipal	Consumer	Unallocated	Total
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$232	$129	$—	$—	$—	$—	$361
Ending balance:
Collectively evaluated for impairment	4,665	3,487	208	918	58	226	9,562

Total allowance for loan losses ending balance	$4,897	$3,616	$208	$918	$58	$226	$9,923

Loans:
Ending balance:
Individually evaluated for impairment	$6,964	$9,988	$1,527	$402	$—	$—	$18,881
Ending balance:
Collectively evaluated for impairment	519,417	168,586	13,706	93,278	6,595	—	801,582
Ending Balance:
Acquired loans (discounts related to credit quality)	14,359	55,690	4,179	14,070	709	—	89,007

Total loans ending balance	$540,740	$234,264	$19,412	$107,750	$7,304	$—	$909,470

The following tables set forth information regarding nonaccrual loans and past-due loans as of the dates indicated:

March 31, 2013 (Dollars in thousands)	30-59 Days	60-89 Days	90 Days or More	Total Past Due	Recorded Investments Nonaccrual Loans
Originated:
Real estate:
Conventional	$1,038	$595	$1,537	$3,170	$3,785
Commercial	2,941	440	1,503	4,884	5,606
Home equity	481	159	—	640	41
Land and construction	—	—	—	—	200
Commercial and municipal	93	—	298	391	395
Consumer	56	—	—	56	—

Total	$4,609	$1,194	$3,338	$9,141	$10,027

Acquired:
Real estate:
Commercial	$171	$194	$—	$365	$828
Commercial	—	—	—	—	47

Total	$171	$194	$—	$365	$875

December 31, 2012 (Dollars in thousands)	30-59 Days	60-89 Days	90 Days or More	Total Past Due	Recorded Investments Nonaccrual Loans
Originated
Real estate:
Conventional	$3,869	$1,327	$2,461	$7,657	$6,250
Commercial	3,019	236	358	3,613	9,304
Home equity	555	172	144	871	158
Land and construction	10	—	—	10	887
Commercial and municipal	224	276	195	695	402
Consumer	12	—	—	12	—

Total	$7,689	$2,011	$3,158	$12,858	$17,001

Troubled Debt Restructurings

The following tables present the recorded investment in troubled debt restructured loans as of March 31, 2013, and December 31, 2012, based on payment performance status:

	March 31, 2013
	Real Estate:
(Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial	Total
Performing	$2,518	$4,269	$1,306	$526	$8,619
Non-performing	418	3,089	—	100	3,607

Total	$2,936	$7,358	$1,306	$626	$12,226

	December 31, 2012
	Real Estate:
(Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial	Total
Performing	$1,406	$5,703	$1,317	$136	$8,562
Non-performing	1,960	2,402	—	157	4,519

Total	$3,366	$8,105	$1,317	$293	$13,081

Troubled debt restructured loans are considered impaired and are included in the previous impaired loans disclosures in this footnote.

During the three month period ending March 31, 2013, certain loans modifications were executed that constituted troubled debt restructurings. Substantially all of these modifications included one or a combination of the following: (1) an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; (2) temporary reduction in the interest rate; (3) change in scheduled payment amount; (4) permanent reduction of the principal of the loan; or (5) an extension of additional credit for payment of delinquent real estate taxes.

The following table presents pre-modification balance information on how loans were modified as TDRs during the three months ended March 31, 2013:

(Dollars in thousands)	Extended Maturity	Combination of Interest Only Payments, Rate, and Maturity	Interest Only Payments and Maturity	Combination of Maturity, Interest Rate, and Reamortized	Total
Real estate:
Residential	$—	$85	$79	$219	$383
Land and Construction	700	—	—	—	700
Commercial	298	—	—	—	298

Total TDRs	$998	$85	$79	$219	$1,381

The following table presents pre-modification balance information on how loans were modified as TDRs during the twelve months ended December 31, 2012:

(Dollars in thousands)	Extended Maturity	Combination of Payment, Rate, and Maturity	Interest Only Payments	Interest Only Payments and Maturity	Forgiveness of Principal, Reamortized, and Maturity	Other (a)	Total
Real estate:
Residential	$48	$219	$30	$180	$—	$1,003	$1,480
Commercial	1,239	89	985	434	2,276	—	5,023
Land and Construction	698	641	—	—	—	—	1,339
Commercial	36	—	—	106	—	15	157

Total TDRs	$2,021	$949	$1,015	$720	$2,276	$1,018	$7,999

(a)	Other represents various other combinations of maturity, interest rate, interest only payments and other miscellaneous types.

The following table summarizes troubled debt restructurings that occurred during the period indicated:

	For the three months ended March 31, 2013
(Dollars in thousands)	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Real estate:
Conventional	3	$383	$383
Commercial	1	298	298
Land and construction	4	700	700

Total	8	$1,381	$1,381

The following table summarizes the troubled debt restructurings for which there was a payment default during the periods indicated, which occurred within twelve months following the date of the restructuring:

	For the three months ending March 31, 2013
(Dollars in thousands)	Number of Loans	Recorded Investment
Real estate:
Conventional	1	$91
Commercial	2	681

Total	3	$772

Loans are considered to be in payment default once it is greater than 30 days contractually past due under the modified terms. The troubled debt restructurings described above that subsequently defaulted resulted in no additional allocation of the allowance for credit losses for the three month period ending March 31, 2013. There were no charge-offs on these defaulted troubled debt restructurings during the three month period ending March 31, 2013.

Information about loans that meet the definition of an impaired loan in ASC 310-10-35, “Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality-Subsequent Measurement,” is as follows as of March 31, 2013:

(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance For Credit Losses	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Conventional	$4,044	$4,550	$—	$4,499	$47
Home equity	41	52	—	42	1
Commercial	9,994	10,850	—	10,372	133
Land and construction	1,506	1,506	—	1,518	14
Commercial and municipal	432	588	—	486	3

Total impaired with no related allowance:	$16,017	$17,546	$—	$16,917	$198

With an allowance recorded:
Real estate:
Conventional	$1,025	$1,352	$123	$1,025	$3
Commercial	885	885	220	900	13
Commercial and municipal	521	521	44	523	5

Total impaired with an allowance recorded:	$2,431	$2,758	$387	$2,448	$21

Total:
Real estate:
Conventional	$5,069	$5,902	$123	$5,524	$50
Home equity	41	52	—	42	1
Commercial	10,879	11,735	220	11,272	146
Land and construction	1,506	1,506	—	1,518	14
Commercial and municipal	953	1,109	44	1,009	8

Total impaired loans:	$18,448	$20,304	$387	$19,365	$219

Information about loans that meet the definition of an impaired loan in ASC 310-10-35 is as follows as of December 31, 2012:

(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance For Credit Losses	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Conventional	$6,057	$6,979	$—	$6,315	$252
Home equity	158	211	—	168	6
Commercial	9,004	9,603	—	9,245	554
Land and construction	1,527	1,527	—	1,547	67
Commercial and municipal	402	455	—	573	38

Total impaired with no related allowance:	$17,148	$18,775	$—	$17,848	$917

With an allowance recorded:
Real estate:
Conventional	$749	$782	$232	$772	$38
Commercial	984	984	129	986	45

Total impaired with an allowance recorded:	$1,733	$1,766	$361	$1,758	$83

Total:
Real estate:
Conventional	$6,806	$7,761	$232	$7,087	$290
Home equity	158	211	—	168	6
Commercial	9,988	10,587	129	10,231	599
Land and construction	1,527	1,527	—	1,547	67
Commercial and municipal	402	455	—	573	38

Total impaired loans:	$18,881	$20,541	$361	$19,606	$1,000

The following tables present a summary of credit impaired loans acquired through the merger with The Nashua Bank as of:

	March 31, 2013	December 31, 2012
(Dollars in thousands)	Commercial Real Estate and Commercial Business	Commercial Real Estate and Commercial Business
Contractually required payments receivable	$1,259	$1,408
Nonaccretable difference	—	—

Cash flows expected to be collected	1,259	1,408
Accretable yield	—	—

Fair value of purchased credit impaired loans acquired	$1,259	$1,408

The following table presents the Company’s loans by risk ratings as of March 31, 2013:

	Real Estate
(Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial and Municipal	Consumer	Total
Originated:
Grade:
Loans not formally rated	$520,887	$18,096	$6,120	$20,145	$6,284	$571,532
Pass	6,674	142,020	3,485	74,385	—	226,564
Special mention	—	971	697	125	—	1,793
Substandard	5,806	14,055	1,506	1,138	—	22,505

Total	$533,367	$175,142	$11,808	$95,793	$6,284	$822,394

Acquired:
Grade:
Loans not formally rated	$12,109	$434	$1,817	$—	$642	$15,002
Pass	—	51,513	2,553	13,098	—	67,164
Special mention	—	—	236	544	—	780
Substandard	—	1,770	—	47	—	1,817

Total	$12,109	$53,717	$4,606	$13,689	$642	$84,763

The following table presents the Company’s loans by risk ratings as of December 31, 2012:

	Real Estate
(Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial and Municipal	Consumer	Total
Originated:
Grade:
Loans not formally rated	$519,398	$10,468	$7,111	$38,266	$6,595	$581,838
Pass	—	152,162	5,834	54,501	—	212,497
Special mention	112	1,212	761	156	—	2,241
Substandard	6,871	14,732	1,527	757	—	23,887

Total	$526,381	$178,574	$15,233	$93,680	$6,595	$820,463

Acquired:
Grade:
Loans not formally rated	$13,978	$7,709	$2,018	$3,423	$709	$27,837
Pass	—	45,644	1,922	10,387	—	57,953
Special mention	—	300	239	260	—	799
Substandard	381	2,037	—	—	—	2,418

Total	$14,359	$55,690	$4,179	$14,070	$709	$89,007

Credit Quality Information

The Company utilizes a nine grade internal loan rating system for commercial real estate, construction and commercial loans as follows:

Loans rated 10-35: Loans in these categories are considered “pass” rated loans with low to average risk.

Loans rated 40: Loans in this category are considered “special mention.” These loans are starting to show signs of potential weakness and are being closely monitored by management.

Loans rated 50: Loans in this category are considered “substandard.” Generally, a loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged. There is a distinct possibility that the Company will sustain some loss if the weakness is not corrected.

Loans rated 60: Loans in this category are considered “doubtful.” Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

Loans rated 70: Loans in this category are considered uncollectible (“loss”) and of such little value that their continuance as loans is not warranted.

On an annual basis, or more often if needed, the Company formally reviews the ratings on all commercial real estate, construction and commercial loans over $250 thousand. The assessment of those loans less than $250 thousand are based on the borrower’s ability to pay and not on overall risk. Additionally, the Company monitors the repayment activity for loans less than $250 thousand and if a loan becomes delinquent over 60 days past due, it is reviewed for risk and is subsequently risk rated based on available information such as ability to repay based on current cash flow conditions and workout discussions with the borrower.

Loan Servicing

The Company recognizes as separate assets from their related loans the rights to service mortgage loans for others, either through acquisition of those rights or from the sale or securitization of loans with the servicing rights retained on those loans, based on their relative fair values. To determine the fair value of the servicing rights created, the Company uses the market prices under comparable servicing sale contracts, when available, or alternatively uses a valuation model that calculates the present value of future cash flows to determine the fair value of the servicing rights. In using this valuation method, the Company incorporates assumptions that market participants would use in estimating future net servicing income, which includes estimates of the cost of servicing loans, the discount rate, ancillary income, prepayment speeds and default rates.

Mortgage servicing rights are amortized in proportion to, and over the period of, estimated net servicing revenues. Refinance activities are considered in estimating the period of net servicing revenues. Impairment of mortgage servicing rights is assessed based on the fair value of those rights. Fair values are estimated using discounted cash flows based on a current market interest rate. For purposes of measuring impairment, the rights are stratified based on the interest rate risk characteristics of the underlying loans. The amount of impairment recognized is the amount by which the capitalized mortgage servicing rights for a stratum exceed their fair value.

The balance of capitalized servicing rights, net of valuation allowances, included in other assets at March 31, 2013, was $2.5 million. Servicing rights of $574 thousand were capitalized during the three months ended March 31, 2013, compared to $233 thousand for the same period in 2012. Amortization of capitalized servicing rights was $246 thousand for the three months ended March 31, 2013, compared to $236 thousand for the same period in 2012. The fair value of capitalized servicing rights was $3.9 million of March 31, 2013.

Following is an analysis of the aggregate changes in the valuation allowance for capitalized servicing rights during the period indicated:

	Three months ended March 31,
(Dollars in thousands)	2013	2012
Balance, beginning of period	$69	$58
(Decrease) increase	(54)	225

Balance, end of period	$15	$283

NOTE 4.	Loans receivable:

Loans receivable consisted of the following as of December 31:

(Dollars in thousands)	2012			2011
	Originated	Acquired	Total	Total
Real estate loans:
Conventional	$458,206	$13,243	$471,449	$397,010
Home equity	68,175	1,116	69,291	71,990
Construction	15,233	4,179	19,412	12,731
Commercial	178,574	55,690	234,264	148,424

	720,188	74,228	794,416	630,155
Consumer loans	6,595	709	7,304	7,343
Commercial and municipal loans	93,680	14,070	107,750	83,835
Unamortized adjustment to fair value	—	—	—	1,101

Total loans	820,463	89,007	909,470	722,434
Allowance for loan losses	(9,923)	—	(9,923)	(9,131)
Deferred loan origination costs, net	2,767	(78)	2,689	1,649

Loans receivable, net	$813,307	$88,929	$902,236	$714,952

Certain directors and executive officers of the Company and companies in which they have significant ownership interest were customers of the Bank during 2012. Total loan to such persons and their companies amounted to $3.9 million as of December 31, 2012. During 2012, principal advances of $3.3 million were made and principal payments totaled $285 thousand.

The following table sets forth information regarding the allowance for loan and lease losses by portfolio segment as of December 31:

	Real Estate:
(Dollars in thousands)	Conventional	Commercial	Construction	Commercial and Municipal	Consumer	Unallocated	Total
December 31, 2012:
Allowance for loan losses:
Originated:
Beginning balance	$4,845	$3,146	$222	$721	$58	$139	$9,131
Charge-offs	(1,239)	(474)	(138)	(438)	(220)	—	(2,509)
Recoveries	167	56	68	142	163	—	596
Provision (benefit)	1,124	888	56	493	57	87	2,705

Ending balance	$4,897	$3,616	$208	$918	$58	$226	$9,923

Acquired:
Beginning balance	$—	$—	$—	$—	$—	$—	$—
Charge-offs	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—
Provision (benefit)	—	—	—	—	—	—	—

Ending balance	$—	$—	$—	$—	$—	$—	$—

Originated:
Individually evaluated for impairment	$232	$129	$—	$—	$—	$—	$361
Collectively evaluated for impairment	4,665	3,487	208	918	58	226	9,562
Acquired loans (Discounts related to Credit Quality)	—	—	—	—	—	—	—

Total allowance for loan losses ending balance	$4,897	$3,616	$208	$918	$58	$226	$9,923

Loans:
Originated:
Individually evaluated for impairment	$6,964	$9,988	$1,527	$402	$—	$—	$18,881
Collectively evaluated for impairment	519,417	168,586	13,706	93,278	6,595	—	801,582
Acquired loans (Discounts related to Credit Quality)	14,359	55,690	4,179	14,070	709	—	89,007

Total loans ending balance	$540,740	$234,264	$19,412	$107,750	$7,304	$—	$909,470

	Real Estate:
(Dollars in thousands)	Conventional	Commercial	Construction	Commercial and Municipal	Consumer	Unallocated	Total
December 31, 2011:
Allowance for loan losses:
Beginning balance	$3,982	$2,920	$567	$2,168	$92	$135	$9,864
Charge-offs	(1,187)	(548)	(303)	(147)	(264)	—	(2,449)
Recoveries	132	—	—	61	172	—	365
Provision (benefit)	1,918	774	(42)	(1,361)	58	4	1,351

Ending balance	$4,845	$3,146	$222	$721	$58	$139	$9,131

Individually evaluated for impairment	$77	$231	$—	$—	$—	$—	$308
Collectively evaluated for impairment	4,768	2,915	222	721	58	139	8,823

Total allowance for loan losses ending balance	$4,845	$3,146	$222	$721	$58	$139	$9,131

Loans:
Individually evaluated for impairment	$5,489	$8,910	$1,006	$1,211	$—	$—	$16,616
Collectively evaluated for impairment	464,524	139,433	11,725	82,771	7,365	—	705,818

Total loans ending balance	$470,013	$148,343	$12,731	$83,982	$7,365	$—	$722,434

The following is a summary of activity of the allowance for loan losses for the year ended December 31, 2010:

(Dollars in thousands)	2010
BALANCE, beginning of year	$9,519
Charged-off loans	(1,877)
Recoveries of loans previously charged-off	215
Transfer to allowance for unfunded commitments	(175)
Provision for loan losses charged to income	2,182

BALANCE, end of year	$9,864

The following table sets forth information regarding originated nonaccrual loans and past-due loans as of December 31:

(Dollars in thousands)	30 - 59 Days	60 - 89 Days	90 Days or More	Total Past Due	Total Current	Total	90 Days and Accruing	Nonaccrual Loans
December 31, 2012:
Real estate:
Conventional	$3,869	$1,327	$2,461	$7,657	$450,549	$458,206	$—	$6,250
Commercial	3,019	236	358	3,613	174,961	178,574	—	9,304
Home equity	555	172	144	871	67,304	68,175	—	158
Construction	10	—	—	10	15,223	15,233	—	887
Commercial and municipal	224	276	195	695	92,985	93,680	—	402
Consumer	12	—	—	12	6,583	6,595	—	—

Total	$7,689	$2,011	$3,158	$12,858	$807,605	$820,463	$—	$17,001

(Dollars in thousands)	30 - 59 Days	60 - 89 Days	90 Days or More	Total Past Due	Total Current	Total	90 Days and Accruing	Nonaccrual Loans
December 31, 2011:
Real estate:
Conventional	$1,925	$615	$1,306	$3,846	$393,164	$397,010	$—	$5,578
Commercial	966	584	1,513	3,063	145,361	148,424	—	8,485
Home equity	498	—	—	498	71,492	71,990	—	—
Construction	444	—	176	620	12,111	12,731	—	1,006
Commercial and municipal	178	352	280	810	83,025	83,835	—	1,540
Consumer	22	—	8	30	7,313	7,343	—	8

Total	$4,033	$1,551	$3,283	$8,867	$712,466	$721,333	$—	$16,617

The Company’s impaired loans consist of certain originated loans, including all TDR’s. The following table summarizes, by class of loan, information related to individually - evaluated impaired loans within the originated portfolio:

(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2012:
With no related allowance recorded:
Real Estate:
Conventional	$6,057	$6,979	$—	$6,315	$252
Home equity	158	211	—	168	6
Commercial	9,004	9,603	—	9,245	554
Construction	1,527	1,527	—	1,547	67
Commercial and municipal	402	455	—	573	38

Total impaired with no related allowance	$17,148	$18,775	$—	$17,848	$917

With an allowance recorded:
Real Estate:
Conventional	$749	$782	$232	$772	$38
Commercial	984	984	129	986	45

Total impaired with an allowance recorded	$1,733	$1,766	$361	$1,758	$83

Total
Real Estate:
Conventional	$6,806	$7,761	$232	$7,087	$290
Home equity	158	211	—	168	6
Commercial	9,988	10,587	129	10,231	599
Construction	1,527	1,527	—	1,547	67
Commercial and municipal	402	455	—	573	38

Total impaired loans	$18,881	$20,541	$361	$19,606	$1,000

(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2011:
With no related allowance recorded:
Real Estate:
Conventional	$3,926	$3,926	$—	$2,124	$83
Commercial	7,584	7,584	—	6,407	437
Construction	1,006	1,006	—	307	11
Commercial and municipal	1,211	1,211	—	690	45

Total impaired with no related allowance	$13,727	$13,727	$—	$9,528	$576

With an allowance recorded:
Real Estate:
Conventional	$1,563	$1,563	$77	$542	$32
Commercial	1,326	1,326	231	782	86

Total impaired with an allowance recorded	$2,889	$2,889	$308	$1,324	$118

Total
Real Estate:
Conventional	$5,489	$5,489	$77	$2,666	$115
Commercial	8,910	8,910	231	7,189	523
Construction	1,006	1,006	—	307	11
Commercial and municipal	1,211	1,211	—	690	45

Total impaired loans	$16,616	$16,616	$308	$10,852	$694

The following table presents a summary of credit impaired loans acquired through the merger with The Nashua Bank as of December 31, 2012.

(Dollars in thousands)	Commercial Real Estate and Commercial Business
Contractually required payments receivable	$1,408
Nonaccretable difference

Cash flows expected to be collected	1,408
Accretable yield	—

Fair value of purchased credit impaired loans acquired	$1,408

The following table presents modified loans by class that were determined to be TDR’s that occurred during the years ended December 31:

(Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
December 31, 2012:
Troubled Debt Restructurings:
Real estate:
Conventional	13	$1,480	$1,456
Commercial	17	5,022	4,582
Construction	4	1,340	1,317
Commercial and municipal	4	157	111

	38	$7,999	$7,466

(Dollars in thousands)	Number of Contracts	Recorded Investment
Troubled Debt Restructurings
That Subsequently Defaulted:
Conventional	3	$442
Commercial	2	458
Commercial and municipal	1	31

	6	$931

(Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
December 31, 2011:
Troubled Debt Restructurings:
Real estate:
Conventional	20	$3,322	$3,322
Commercial	16	4,487	4,487
Construction	1	202	202
Commercial and municipal	8	733	697

	45	$8,744	$8,708

(Dollars in thousands)	Number of Contracts	Recorded Investment
Troubled Debt Restructurings
That Subsequently Defaulted:
Conventional	3	$281
Commercial	2	153
Commercial and municipal	4	381

	9	$815

Troubled debt restructured loans and leases are considered impaired and are included in the previous impaired loan disclosures in this footnote. As of December 31, 2012 and 2011, the Company has not committed to lend additional amounts to customers with outstanding loans and leases that are classified as troubled debt restructurings.

During the years ended December 31, 2012 and 2011, certain loans and lease modifications were executed which constituted troubled debt restructurings. Substantially all of these modifications included one or a combination of the following: an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; temporary reduction in the interest rate; or change in scheduled payment amount.

The following table presents information on how loans were modified as TDRs during the twelve months ended December 31:

	Extended Maturity	Adjusted Interest Rate	Combination of Rate and Maturity	Other (a)	Total
(Dollars in thousands)
December 31, 2012:
Real estate:
Conventional	$219	$466	$418	$353	$1,456
Commercial	1,931	—	—	2,651	4,582
Construction	1,317	—	—	—	1,317
Commercial and municipal	64	—	15	32	111

Total TDRs	$3,531	$466	$433	$3,036	$7,466

December 31, 2011:
Real estate:
Conventional	$—	$51	$—	$3,271	$3,322
Commercial	303	—	—	4,184	4,487
Construction	—	—	—	202	202
Commercial and municipal	—	—	44	653	697

Total TDRs	$303	$51	$44	$8,310	$8,708

(a)	Other includes covenant modifications, forbearance and/or other modifications.

The six TDRs that have subsequently defaulted during the year ended December 31, 2012 are all on nonaccrual as of December 31, 2012. All TDRs are individually evaluated for impairment. Of the six defaulted TDRs, none had an impairment measurement included in specific allowances.

The nine TDRs that have subsequently defaulted during the year ended December 31, 2011 are all on nonaccrual as of December 31, 2011. All TDRs are individually evaluated for impairment. Of the nine defaulted TDRs, one has an impairment measurement of $14 thousand which is included in specific allowances.

The following table presents the Company’s loans by risk rating as of December 31:

	Real Estate:
	Conventional	Commercial	Construction	Commercial and Municipal	Consumer	Total
(Dollars in thousands)
December 31, 2012:
Originated
Grade:
Pass	$—	$152,162	$5,834	$54,501	$—	$212,497
Special mention	112	1,212	761	156	—	2,241
Substandard	6,871	14,732	1,527	757	—	23,887
Loans not formally rated	519,398	10,468	7,111	38,266	6,595	581,838

Total	$526,381	$178,574	$15,233	$93,680	$6,595	$820,463

Acquired
Grade:
Pass	$—	$45,644	$1,922	$10,387	$—	$57,953
Special mention	—	300	239	260	—	799
Substandard	381	2,037	—	—	—	2,418
Loans not formally rated	13,978	7,709	2,018	3,423	709	27,837

Total	$14,359	$55,690	$4,179	$14,070	$709	$89,007

December 31, 2011:
Grade:
Pass	$—	$125,405	$10,506	$81,835	$—	$217,746
Special mention	109	5,266	1,166	1,163	—	7,704
Substandard	5,489	17,753	1,059	837	—	25,138
Loans not formally rated	463,402	—	—	—	7,343	470,745

Total	$469,000	$148,424	$12,731	$83,835	$7,343	$721,333

Credit Quality Information

The Company utilizes an eight grade internal loan rating system for commercial real estate, construction and commercial loans as follows:

Loans rated 10-35: Loans in these categories are considered “pass” rated loans with low to average risk.

Loans rated 40: Loans in this category are considered “special mention.” These loans are starting to show signs of potential weakness and are being closely monitored by management.

Loans rated 50: Loans in this category are considered “substandard.” Generally, a loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged. There is a distinct possibility that the Company will sustain some loss if the weakness is not corrected.

Loans rated 60: Loans in this category are considered “doubtful.” Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

Loans rated 70: Loans in this category are considered uncollectible (“loss”) and of such little value that their continuance as loans is not warranted.

On an annual basis, or more often if needed, the Company formally reviews the ratings on all commercial real estate, construction and commercial loans over $250 thousand. For residential real estate and consumer loans, the Company initially assesses credit quality based upon the borrower’s ability to pay and subsequently monitors these loans based on borrower’s payment activity.

Loan Servicing Rights

In addition to total loans previously shown, the Company services loans for other financial institutions. Participation loans are loans originated by the Company for a group of banks. Sold loans are loans originated by the Company and sold to the secondary market. The Company services these loans and remits the payments received to the buyer. The Company specifically originates long-term, fixed-rate loans to sell. The amount of loans sold and participated out which are serviced by the Company are as follows as of December 31:

(Dollars in thousands)	2012	2011
Sold loans	$385,425	$365,811

Participation loans	$31,428	$32,734

The balance of capitalized servicing rights, net of valuation allowances, included in other assets at December 31, 2012 and 2011 was $2.1 million and $1.8 million, respectively.

Servicing rights of $1.4 million, $651 thousand, and $977 thousand were capitalized in 2012, 2011 and 2010, respectively. Amortization of capitalized servicing rights was $1.0 million in 2012, $811 thousand in 2011 and $794 thousand in 2010.

The fair value of capitalized servicing rights was $3.0 million and $2.4 million as of December 31, 2012 and 2011, respectively. Following is an analysis of the aggregate changes in the valuation allowances for capitalized servicing rights:

(Dollars in thousands)	2012	2011
Balance, beginning of year	$58	$45
Increase	11	13

Balance, end of year	$69	$58

Premises and equipment	12 Months Ended
Dec. 31, 2012
Premises and equipment
NOTE 5.	Premises and equipment:

Premises and equipment are shown on the consolidated balance sheets at cost, net of accumulated depreciation, as follows as of December 31:

(Dollars in thousands)	2012	2011
Land and land improvements	$2,694	$2,438
Buildings and premises	20,030	18,996
Furniture, fixtures and equipment	10,664	9,933

	33,388	31,367
Less - Accumulated depreciation	16,127	14,917

	$17,261	$16,450

Depreciation expense amounted to $1.2 million for the years ending December 31, 2012, 2011 and 2010.

Investment in real estate	12 Months Ended
Dec. 31, 2012
Investment in real estate
NOTE 6.	Investment in real estate:

The balance in investment in real estate consisted of the following as of December 31:

(Dollars in thousands)	2012	2011
Land and land improvements	$551	$412
Buildings and premises	4,269	3,656

	4,820	4,068
Less - Accumulated depreciation	746	617

	$4,074	$3,451

Rental income from investment in real estate amounted to $283 thousand, $241 thousand and $249 thousand for the years ended December 31, 2012, 2011 and 2010, respectively. Depreciation expense amounted to $129 thousand, $99 thousand and $96 thousand for the years ending December 31, 2012, 2011 and 2010, respectively.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits
NOTE 7.	Deposits:

Deposits are summarized as follows as of December 31:

(Dollars in thousands)	2012	2011
Demand deposits	$74,132	$64,356
Savings	190,467	152,590
N.O.W.	248,330	209,150
Money market	82,608	40,503
Time deposits	353,804	336,424

	$949,341	$803,023

The following is a summary of maturities of time deposits as of December 31, 2012:

(Dollars in thousands)
2013	$210,349
2014	55,133
2015	41,183
2016	24,659
2017	22,480

Total	$353,804

Interest expense by major category of interest-bearing deposits is summarized as follows for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Time deposits	$3,762	$5,044	$5,869
N.O.W.	209	261	227
Money market	137	164	173
Savings	273	302	365

	$4,381	$5,771	$6,634

Deposits from related parties held by the Bank as of December 31, 2012 and 2011 amounted to $4.2 million and $3.4 million, respectively.

As of December 31, 2012 and 2011, time deposits include $183.6 million and $153.8 million, respectively, of certificates of deposit with a minimum balance of $100 thousand. Generally, deposits in excess of $250 thousand are not federally insured.

The aggregate amount of brokered time deposits as of December 31, 2012 and 2011 was $25 million and $5 million, respectively. Brokered time deposits are not included in time deposits accounts in denominations of $100 thousand or more above.

Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances
NOTE 8.	Federal Home Loan Bank Advances:

Advances consist of funds borrowed from the FHLB.

Maturities of advances from the FHLB for the years ending after December 31, 2012 are summarized as follows:

(Dollars in thousands)
2013	$81,000
2014	20,750
2015	16,000
2016	15,000
Thereafter	10,000
Fair value adjustment	(20)

$142,730

As of December 31, 2012, the following advance from the FHLB was redeemable at par at the option of the FHLB:

MATURITY DATE	OPTIONAL REDEMPTION DATE	AMOUNT
April 30, 2018	January 28, 2013 and quarterly thereafter	$10,000
May 2, 2016	April 30, 2013 and quarterly thereafter	10,000

As of December 31, 2012, the Company had a $1.0 million putable advance (Knock-out Advance) from the FHLB which matures on September 1, 2015, and has a fixed interest rate of 4.13%. The FHLB will require that this borrowing become due immediately upon its Strike Date (next strike date is March 1, 2013 and quarterly thereafter) if the three month LIBOR equals or exceeds the Strike Rate of 6.75%. As of December 31, 2012, the three month LIBOR was at 0.31%.

At December 31, 2012, the interest rates on FHLB advances ranged from (0.15)% to 4.13%. The weighted average interest rate at December 31, 2012 was 1.34%.

Amortizing advances are being repaid in equal monthly payments and are being amortized from the date of the advance to the maturity date on a direct reduction basis.

Borrowings from the FHLB are secured by a blanket lien on qualified collateral, consisting primarily of loans with first mortgages secured by one to four family properties, certain unencumbered investment securities and other qualified assets.

Securities sold under agreements to repurchase	12 Months Ended
Dec. 31, 2012
Securities sold under agreements to repurchase
NOTE 9.	Securities sold under agreements to repurchase:

The securities sold under agreements to repurchase as of December 31, 2012 are securities sold on a short-term basis by the Bank that have been accounted for not as sales but as borrowings. The securities consisted of debt securities issued by U.S. government agencies. The securities were held in the Bank’s safekeeping account at Federal Home Loan Bank of Boston under the control of the Bank and pledged to the purchasers of the securities. The purchasers have agreed to sell to the Bank substantially identical securities at the maturity of the agreements.

Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes
NOTE 10.	Income taxes:

The components of income tax expense are as follows for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Current tax expense	$3,205	$2,020	$3,717
Benefit from net operating loss carryovers	—	—	(68)
Deferred tax expense (benefit)	479	791	(105)

Total income tax expense	$3,684	$2,811	$3,544

The reasons for the differences between the tax at the statutory federal income tax rate and the effective tax rates are summarized as follows for the years ended December 31:

	2012	2011	2010
	% of Income	% of Income	% of Income
Federal income tax at statutory rate	34.0%	34.0%	34.0
Increase (decrease) in tax resulting from:
Tax-exempt income	(5.5)	(7.5)	(4.8)
Dividends received deduction	(1.2)	(1.4)	(0.5)
Federal tax credits	(0.3)	(0.3)	(0.3)
Merge related expenses	2.2	—	—
Other, net	3.0	2.0	2.4

Effective tax rates	32.2%	26.8%	30.8%

The Company had gross deferred tax assets and gross deferred tax liabilities as follows as of December 31:

(Dollars in thousands)	2012	2011
Deferred tax assets:
Interest on non-performing loans	$139	$69
Allowance for loan losses	3,554	3,474
Deferred compensation	714	702
Deferred retirement expense	951	789
Restricted stock awards	15	—
Accrued directors fees	27	32
Accrued group health contingency	52	46
Writedown of securities	—	343
Net unrealized loss on derivative	65	185
Unrecognized employee benefits under ASC 715-10	1,680	1,537
Other	252	51

Gross deferred tax assets	7,449	7,228

Deferred tax liabilities:
Deferred loan costs, net of fees	(1,149)	(653)
Prepaid pension	(1,621)	(1,643)
Accelerated depreciation	(611)	(651)
Purchased goodwill	(3,257)	(2,961)
Mortgage servicing rights	(851)	(717)
Net unrealized gain on available-for-sale securities	(777)	(1,124)
Core deposit intangibles and other market value adjustments	(1,180)	(1,144)

Gross deferred tax liabilities	(9,446)	(8,893)

Net deferred tax liability	$(1,997)	$(1,665)

During 2012, the Company acquired The Nashua Bank. Upon acquisition, deferred taxes were decreased by $223 thousand due to existing deferred taxes and purchase accounting adjustments.

It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. As of December 31, 2012 and 2011, there were no material uncertain tax positions related to federal and state income tax matters. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service and state taxing authorities for the years ended December 31, 2009 through December 31, 2012.

Stock compensation plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock compensation plans

Note H – Stock-based Compensation

At March 31, 2013, the Company had two stock-based employee compensation plans. The Company accounts for those plans under ASC 718-10, “Compensation-Stock Compensation-Overall.” During the three months ended March 31, 2013, stock-based employee compensation costs of $19 thousand were recognized for the Company’s fixed stock option plans compared to no costs during the same period in 2012.

The Company granted a total of 4,500 shares of restricted stock awards (“Stock Awards”) to an employee effective March 1, 2013. The restricted stock was granted under the Company’s 2004 Stock Incentive Plan and awarded the employee shares of restricted common stock of the Company. The restricted stock vests ratably over a five year period beginning on March 1, 2014. Compensation expense relating to this restricted stock awards is based on the grant-date fair value of $13.50 per share; and amounted to $1 thousand for the three months ended March 31, 2013. The remaining unrecognized compensation expense related to this award at March 31, 2013 of $60 thousand will be recognized over the next 4.9 years.

NOTE 11.	Stock compensation plans:

At December 31, 2012, the Company has two fixed stock-based employee compensation plans under which options are outstanding. As of December 31, 2012, 174,000 options are available to be granted. Under the plans, the exercise price of each option equals the market price of the Company’s stock on the date of grant and an option’s maximum term is 10 years. Options are exercisable immediately.

No modifications have been made to the terms of the option agreements.

A summary of the status of the Company’s fixed stock option plans as of December 31, 2012, 2011 and 2010 and changes during the years ending on those dates is presented below:

	2012		2011		2010
	Shares	Weighted-Average Exercise Price	Shares	Weighted-Average Exercise Price	Shares	Weighted-Average Exercise Price
Outstanding at beginning of year	304,042	$12.66	306,042	$12.66	308,042	$12.64
Forfeited	(19,000)	12.74	(2,000)	13.25	—	—
Exercised	(40,042)	9.13	—	—	(2,000)	9.13

Outstanding at end of year	245,000	$13.23	304,042	$12.66	306,042	$12.66

Options exercisable at year-end	245,000	—	304,042		306,042
Weighted-average fair value of options granted during the year	—		—		—

The following table summarizes information about fixed stock options outstanding as of December 31, 2012:

Options Outstanding and Exercisable
Exercise Price	Number Outstanding	Remaining Contractual Life
$13.05	100,000	0.8 years
13.25	137,500	2.9 years
15.30	7,500	3.1 years

$13.23	245,000	2.0 years

The Company granted a total of 35,000 shares of restricted stock awards (“Stock Awards”) to seven directors effective June 14, 2012. The restricted stock was granted under the Company’s 2004 Stock Incentive Plan and award directors shares of restricted common stock of the Company. In 2012, 5,000 shares of restricted stock were forfeited leaving 30,000 shares of restricted stock outstanding at December 31, 2012. The restricted stock vests ratably over a five year period beginning on June 13, 2013. Compensation expense relating to the restricted stock awards is based on the grant-date fair value of $12.56 per share; and amounted to $38,000 for the year ending December 31, 2012. The remaining unrecognized compensation expense at December 31, 2012 of $339,000 will be recognized over the next 4.5 years.

Employee benefit plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Employee benefit plans

Note I – Pension Benefits

The following summarizes the net periodic pension cost for the three month period ended March 31:

	Three months ended March 31,
(Dollars in thousands)	2013	2012
Interest cost	$83	$84
Expected return on plan assets	(145)	(134)
Amortization of unrecognized net loss	76	65

Net periodic pension cost	$14	$15

NOTE 12.	Employee benefit plans:

Defined Benefit Pension Plan

The Company has a defined benefit pension plan covering substantially all full-time employees who have attained age 21 and have completed one year of service. Annual contributions to the plan are based on actuarial estimates. In December 2006, the Company elected to suspend the plan so that employees no longer earn additional benefits for future service under this plan.

The following tables set forth information about the plan for the years ended December 31, 2012, 2011 and 2010:

(Dollars in thousands)	2012	2011	2010
Change in projected benefit obligation:
Benefit obligation at beginning of year	$6,560	$6,022	$5,566
Interest cost	338	327	333
Actuarial loss	838	377	528
Benefits paid	(229)	(166)	(405)

Benefit obligation at end of year	7,507	6,560	6,022

Change in plan assets:
Plan assets at estimated fair value at beginning of year	6,828	6,354	6,141
Actual return on plan assets	756	40	618
Benefits paid	(229)	(166)	(405)
Contributions	6	600	—

Fair value of plan assets at end of year	7,361	6,828	6,354

Funded status	$(146)	$268	$332

Amounts recognized in accumulated other comprehensive loss, before tax effect, consist of unrecognized net actuarial losses of $4.2 million and $3.9 million as of December 31, 2012 and 2011, respectively.

The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 4.50% and 0%, respectively, at December 31, 2012, 5.25% and 0% at December 31, 2011, respectively and 5.50% and 0% at December 31, 2010, respectively.

The accumulated benefit obligation for the defined benefit pension plan was $7.5 million and $6.6 million at December 31, 2012 and 2011, respectively.

Components of net periodic cost and other comprehensive loss for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Interest cost on benefit obligation	$338	$327	$333
Expected return on assets	(536)	(501)	(486)
Amortization of unrecognized actuarial loss	258	206	178

Net periodic cost	60	32	25

Other changes in plan assets and benefit obligations recognized in other comprehensive loss, before tax effect:
Actuarial loss	618	838	396
Amortization of unrecognized actuarial loss	(258)	(206)	(178)

Total recognized in other comprehensive loss	360	632	218

Total recognized in net periodic cost and other comprehensive loss	$420	$664	$243

The estimated net loss that will be amortized from accumulated other comprehensive loss into net periodic pension cost over the year ended December 31, 2013 is $302 thousand.

For the years ended December 31, 2012, 2011 and 2010, the assumptions used to determine the net period pension cost are as follows:

	2012	2011	2010
Discount rate	5.25%	5.50%	5.50%
Increase in future compensation levels	—	—	—
Expected long-term rate of return on plan assets	8.00	8.00	8.00

The Company has examined the historical benchmarks for returns in each asset class in its portfolio, and based on the target asset mix has developed a weighted-average expected return for the portfolio as a whole, partly taking into consideration forecasts of long-term expected inflation rates of 2.0% to 3.5%. The long-term rate of return used by the Company is 8.0%. This rate was determined by adding the expected inflation rates to the weighted sum of the expected long-term return on each asset allocation.

Plan Assets

The Company’s pension plan assets measured at fair value at December 31, 2012, by asset category, are as follows:

	Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
(Dollars in thousands)
December 31, 2012:
U.S. equity securities	$1,052	$385	$667	$—
Registered investment companies (a)	6,176	6,176	—	—
Money market	133	133	—	—

Totals	$7,361	$6,694	$667	$—

(a)	Includes 57% invested in fixed income funds and 43% invested in equity and index funds.

The Company’s pension plan assets measured at fair value at December 31, 2011, by asset category, are as follows:

	Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
(Dollars in thousands)
December 31, 2011:
U.S. equity securities	$947	$947	$—	$—
Registered investment companies (a)	2,737	—	2,737	—
Corporate debt securities	1,082	—	1,082	—
U.S. Government and agency securities	1,102	—	1,102	—
Money market	960	960	—	—

Totals	$6,828	$1,907	$4,921	$—

(a)	Includes 13.3% invested in fixed income funds and 86.7% invested in equity and index funds.

The Company’s pension plan assets are generally classified within level 1 or level 2 of the fair value hierarchy (See Note 14, “Fair Value Measurements,” to the Consolidated Financial Statements for a description of the fair value hierarchy) because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.

Equity securities include 30,294 shares of the Company’s common stock as of December 31, 2012 and 2011. The fair values of the shares on those dates were $385 thousand (5.2% of total plan assets) and 342 thousand (5.0% of total plan assets), respectively.

The investment policy for the defined benefit pension plan sponsored by the Bank is based on ERISA standards for prudent investing. The Bank seeks maximum return while limiting risk, through a balanced portfolio of equity and fixed income investments. The investment objectives also include appreciation of principal with modest requirement for current income. The investment horizon varies with circumstances. Within each asset class, a diversified mix of individual securities and bonds is selected.

To maximize the ability of achieving the Company’s overall goals for the plan’s assets and to provide the required level of income each year, the allocation between common stocks, bonds and cash equivalents shall adhere to the following target allocation based on market value:

Target Allocation
Equities	30-50%
Fixed income	50-70%
Money market	0-10%

The Bank does not expect to contribute to the defined benefit pension plan in 2013.

Estimated future benefit payments, which reflect expected future service, as appropriate, are as follows:

(Dollars in thousands)
2013	$259
2014	274
2015	337
2016	334
2017	358
Years 2018-2022	2,070

Defined Contribution Plan

The Bank sponsors a Profit Sharing - Stock Ownership Plan. The Bank may elect, but is not required, to make discretionary and/or matching contributions to the Plan.

For 2012, 2011 and 2010, participating employees’ contributions totaled $812 thousand, $709 thousand and $635 thousand, respectively. The Bank made contributions totaling $652 thousand for 2012, $591 thousand for 2011 and $544 thousand for 2010. A participant’s retirement benefit will depend on the amount of the contributions to the Plan together with the gains or losses on the investments.

Effective January 1, 2008, the Bank amended the Profit Sharing - Stock Ownership Plan whereby employees will receive a safe harbor, nonelective contribution equal to 3% of compensation for the plan year, as defined in the plan. In addition, the Bank shall make a matching contribution in an amount equal to employees’ elective deferrals up to a percentage of compensation for the plan year, to be determined annually, not to exceed 4%. Finally, the Bank may make an additional profit sharing contribution, determined annually, to be allocated on a pro rata basis to eligible employees based on their compensation in relation to the compensation of all participants.

The Company has entered into salary continuation agreements for supplemental retirement income with certain executives and senior officers. The total liability for these agreements included in other liabilities was $3.1 million and $2.7 million for the years ended December 31, 2012 and 2011, respectively. Expense recorded under these agreements was $492 thousand, $514 thousand and $537 thousand in 2012, 2011 and 2010, respectively. $45 thousand was paid to a retired executive in 2012, 2011 and 2010 per the agreements.

Effective as of June 1, 2012, the Company and the Bank entered into parallel employment agreements (“the Agreement(s)”) with the Chairman of the Board of Directors (“Chairman”) and with the President and Chief Executive Officer (“President”) of the Company. The Agreement with the Chairman ends on December 31, 2014. The Agreement with the President has an initial term of three years and will automatically extend annually for one year unless either the Company or the President give contrary written notice in advance. The Agreements provide for a guaranteed minimum salary and certain benefits.

In the event of voluntary termination without cause or voluntary termination with good reason, each executive is entitled to receive a severance benefit equal to a lump sum payment equal to salary and bonus which the executive would have received had he continued to work for the remaining unexpired term; and certain other benefits per the Agreements.

Upon a Change in Control as defined in the Agreements, the executive will receive the severance benefits described above with such benefits being calculated as if the remaining unexpired term of the agreement was three years.

The Company also has change of control agreements with the Chief Financial Officer and five other officers in which the officer will receive a lump sum severance payment equal to one year’s annual base salary in effect as of the date of termination.

On October 7, 2011, the Bank entered into parallel employment agreements with the Chief Executive Officer and the Chief Financial Officer of McCrillis & Eldredge. The employment agreements are for a period of three years, and extend automatically for three additional three year renewal periods unless either the Company or the executive give contrary written notice in advance. The employment agreements provide for a guaranteed minimum salary, performance bonus and certain benefits.

The employment agreements also provide for severance benefits upon termination without cause, or following a change in control, in amounts of and/or for the remaining unexpired employment period as defined in the employment agreement.

In 2008, the Company adopted ASC 715, “Compensation – Retirement Benefits,” and recognized a liability for the Company’s future postretirement benefit obligations under endorsement split-dollar life insurance arrangements. The Company recognized this change in accounting principles as a cumulative effect adjustment in 2008 to retained earnings of $320 thousand. The total liability for the arrangements included in other liabilities was $350 thousand at December 31, 2012 and $335 thousand at December 31, 2011. The Company recorded expense under this arrangement of $15 thousand in 2012, $136 thousand in 2011 and $77 thousand in 2010.

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
NOTE 13.	Commitments and contingencies:

In the normal course of business, the Company has outstanding various commitments and contingent liabilities, such as legal claims, which are not reflected in the consolidated financial statements. Management does not anticipate any material loss as a result of these transactions.

As of December 31, 2012, the Company was obligated under non-cancelable operating leases for bank premises and equipment expiring between June 12, 2013 and November 30, 2017. The total minimum rent commitments due in future periods under these existing agreements is as follows as of December 31, 2012:

(Dollars in thousands)
2013	$417
2014	442
2015	214
2016	202
2017	67

Total minimum lease payments	$1,342

Certain leases contain provisions for escalation of minimum lease payments contingent upon increases in real estate taxes and percentage increases in the consumer price index. The total rental expense amounted to $506 thousand, $472 thousand and $481 thousand for the years ended December 31, 2012, 2011 and 2010, respectively.

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements

Note D – Fair Value Measurements

In accordance with ASC 820-10, “Fair Value Measurements and Disclosures,” the Company groups its financial assets and financial liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1 – Valuations for assets and liabilities traded in active exchange markets, such as the New York Stock Exchange. Level 1 also includes U.S. Treasury, other U.S. government and agency mortgage-backed securities that are traded by dealers or brokers in active markets. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 – Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third party pricing services for identical or comparable assets or liabilities.

Level 3 – Valuations for assets and liabilities that are derived from other methodologies, including option pricing models, discounted cash flow models and similar techniques, are not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets and liabilities.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

The Company’s cash instruments are generally classified within Level 1 or Level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.

The Company’s investment in mortgage-backed securities, asset-backed securities, preferred stock with maturities and other debt securities available-for-sale are generally classified within Level 2 of the fair value hierarchy. For these securities, the Company obtains fair value measurements from independent pricing services. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. treasury yield curve, trading levels, market consensus prepayment speeds, credit information and the instrument’s terms and conditions.

The Company’s derivative financial instruments are generally classified within Level 2 of the fair value hierarchy. For these financial instruments, the Company obtains fair value measurements from independent pricing services. The fair value measurements utilize a discounted cash flow model that incorporates and considers observable data that may include publicly available third party market quotes, in developing the curve utilized for discounting future cash flows.

Level 3 is for positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used. Subsequent to inception, management only changes Level 3 inputs and assumptions when corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalization and other transactions across the capital structure, offerings in the equity or debt markets, and changes in financial ratios or cash flows.

Assets and Liabilities Measured at Fair Value on a Recurring Basis.

Securities Available-for-Sale. The fair value of the Company’s available-for-sale securities portfolio is estimated using Level 1 and Level 2 inputs. The Company obtains fair value measurements from an independent pricing service. For Levels 1 and 2, the fair value measurements consider (i) quoted prices in active markets for identical assets and (ii) observable data that may include dealer quotes, market spreads, cash flows, market consensus prepayment speeds, credit information, and a bond’s terms and conditions, among other factors, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Impaired Loans. Certain impaired loans are reported at the fair value of the underlying collateral if repayment is expected solely from collateral. Collateral values are estimated using Level 2 inputs based on appraisals of similar properties obtained from a third party valuation service. Fair values are estimated using Level 3 inputs based on appraisals of similar properties obtained from a third party valuation service discounted by management based on historical losses for similar collateral.

Other Real Estate Owned. Other real estate owned is reported at the fair value of the underlying collateral. Collateral values are estimated using Level 2 inputs based on appraisals of similar properties obtained from a third party valuation service.

The following summarizes assets and liabilities measured at fair value at March 31, 2013, and December 31, 2012.

Assets Measured at Fair Value on a Recurring Basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	March 31, 2013	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
U.S. Treasury notes	$51,312	$—	$51,312	$—
Mortgage-backed securities	118,721	—	118,721	—
Municipal bonds	23,326	—	23,326	—
Other bonds and debentures	65	—	65	—
Equity securities	434	434	—	—

Totals	$193,858	$434	$193,424	$—

(Dollars in thousands)	December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
U.S. Treasury notes	$51,375	$—	$51,375	$—
Mortgage-backed securities	137,841	—	137,841	—
Municipal bonds	22,682	—	22,682	—
Other bonds and debentures	70	—	70	—
Equity securities	401	401	—	—

Totals	$212,369	$401	$211,968	$—

Liabilities Measured at Fair Value on a Recurring Basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	March 31, 2013	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Derivative – interest rate swap	$80	$—	$80	$—

	$80	$—	$80	$—

(Dollars in thousands)	December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Derivative – interest rate swap	$166	$—	$166	$—

	$166	$—	$166	$—

Assets Measured at Fair Value on a Nonrecurring Basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	March 31, 2013	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Impaired loans	$2,044	$—	$—	$2,044
Other real estate owned	102	—	—	102

	$2,146	$—	$—	$2,146

(Dollars in thousands)	December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Impaired loans	$1,372	$—	$—	$1,372
Other real estate owned	102	—	—	102

	$1,474	$—	$—	$1,474

Impaired loans measured for impairment, using the fair value of the collateral for collateral dependent loans, had a recorded investment of $811thousand with a valuation allowance of $73 thousand at March 31, 2013. Collateral dependent loans are valued using third party appraisals primarily using the sales comparison approach. The appraisals may be discounted between 25-40% to reflect realizable value based on historical losses which represents an unobservable input. Impaired loans measured for impairment, using the net present value of cash flows, had a recorded investment of $1.6 million with a valuation allowance of $314 thousand at March 31. 2013. Loans valued using the net present value of cash flows are calculated using expected future cash flows with a discount rate equal to the effective yield of the loan. At December 31, 2012, impaired loans had a recorded investment of $1.4 million with no valuation allowance. Changes in fair value recognized for partial charge-offs of loans and impairment reserves on loans was a net decrease of $2.0 million and $1.5 million for the three months ended March 31, 2013 and 2012, respectively.

The estimated fair values of the Company’s financial instruments at March 31, 2013, and December 31, 2012, all of which are held or issued for purposes other than trading, were as follows:

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands) March 31, 2013	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial assets:
Cash and cash equivalents	$22,293	$22,293	$22,293	$—	$—
Securities available-for-sale	193,858	193,858	434	193,424	—
Federal Home Loan Bank stock	9,293	9,293	9,293	—	—
Loans held-for-sale	8,556	8,590	—	8,590	—
Loans, net	900,124	913,398	—	—	913,398
Investment in unconsolidated subsidiaries	620	563	—	—	563
Accrued interest receivable	3,221	3,221	3,221	—	—

Financial liabilities:
Deposits	912,407	916,944	—	916,944	—
FHLB advances	132,231	133,929	—	133,929	—
Securities sold under agreements to repurchase	19,305	19,305	19,305	—	—
Subordinated debentures	20,620	18,727	—	—	18,727
Derivatives – interest rate swap	80	80	—	80	—

	Fair Value Measurements at Reporting Date Using
(Dollars in thousands) December 31, 2012	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial assets:
Cash and cash equivalents	$39,412	$39,412	$39,412	$—	$—
Securities available-for-sale	212,369	212,369	401	211,968	—
Federal Home Loan Bank stock	9,506	9,506	9,506	—	—
Loans held-for-sale	11,983	12,164	—	12,164	—
Loans, net	902,236	918,181	—	—	918,181
Investment in unconsolidated subsidiaries	620	563	—	—	563
Accrued interest receivable	2,845	2,845	2,845	—	—

Financial liabilities:
Deposits	949,341	952,949	—	952,949	—
FHLB advances	142,730	145,651	—	145,651	—
Notes payable	7	7	—	7	—
Securities sold under agreements to repurchase	14,619	14,619	14,619	—	—
Subordinated debentures	20,620	18,419	—	—	18,419
Derivatives – interest rate swap	166	166	—	166	—

The carrying amounts of financial instruments shown in the above table are included in the consolidated balance sheets under the indicated captions, except for investment in unconsolidated subsidiaries and other investments and derivatives, which are included in other assets and other liabilities, respectively.

The Company did not have any significant transfers of assets or liabilities between Levels 1 and 2 of the fair value hierarchy during the three months ended March 31, 2013. The Company did not have any significant transfers of assets or liabilities between Levels 1 and 2 of the fair value hierarchy during the three or twelve month periods ended December 31, 2012.

NOTE 14.	Fair value measurements:

ASC 820-10, “Fair Value Measurements and Disclosures,” provides a framework for measuring fair value under generally accepted accounting principles. This guidance also allows an entity the irrevocable option to elect fair value for the initial and subsequent measurement for certain financial assets and liabilities on a contract-by-contract basis.

In accordance with ASC 820-10, the Company groups its financial assets and financial liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1 - Valuations for assets and liabilities traded in active exchange markets, such as the New York Stock Exchange. Level 1 also includes U.S. Treasury, other U.S. Government and agency mortgage-backed securities that are traded by dealers or brokers in active markets. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 - Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third party pricing services for identical or comparable assets or liabilities.

Level 3 - Valuations for assets and liabilities that are derived from other methodologies, including option pricing models, discounted cash flow models and similar techniques, are not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets and liabilities.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below. These valuation methodologies were applied to all of the Company’s financial assets and financial liabilities carried at fair value for December 31, 2012 and 2011. The Company did not have any significant transfers of assets between level 1 and level 2 of the fair value hierarchy during the year ended December 31, 2012.

The Company’s cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.

The Company’s investment in mortgage-backed securities, asset-backed securities, preferred stock with maturities and other debt securities available-for-sale are generally classified within level 2 of the fair value hierarchy. For these securities, the Company obtains fair value measurements from independent pricing services. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. treasury yield curve, trading levels, market consensus prepayment speeds, credit information and the instrument’s terms and conditions.

The Company’s derivative financial instruments are generally classified within level 2 of the fair value hierarchy. For these financial instruments, the Company obtains fair value measurements from independent pricing services. The fair value measurements utilize a discounted cash flow model that incorporates and considers observable data, that may include publicly available third party market quotes, in developing the curve utilized for discounting future cash flows.

Level 3 is for positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used. Subsequent to inception, management only changes level 3 inputs and assumptions when corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalization and other transactions across the capital structure, offerings in the equity or debt markets, and changes in financial ratios or cash flows.

The Company’s impaired loans are reported at the fair value of the underlying collateral if repayment is expected solely from the collateral. Collateral values are estimated using level 2 inputs based upon appraisals of similar properties obtained from a third party. For level 3 inputs, fair value is based upon management estimates of the value of the underlying collateral or the present value of the expected cash flows.

Other real estate owned values are estimated using level 2 inputs based upon appraisals of similar properties obtained from a third party. For level 3 inputs fair values are based on management estimates.

The following summarizes assets and liabilities measured at fair value for the period ending December 31, 2012 and 2011.

Assets measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
December 31, 2012:
U.S. Treasury notes	$51,375	$—	$51,375	$—
Municipal bonds	22,682	—	22,682	—
Other bonds and debentures	70	—	70	—
Mortgage-backed securities	137,841	—	137,841	—
Equity securities	401	401	—	—

Totals	$212,369	$401	$211,968	$—

December 31, 2011:
Municipal bonds	$29,441	$—	$29,441	$—
Other bonds and debentures	24,447	—	24,447	—
Mortgage-backed securities	155,942	—	155,942	—
Equity securities	488	488	—	—

Totals	$210,318	$488	$209,830	$—

Liabilities measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
December 31, 2012:
Derivative - interest rate swap	$166	$—	$166	$—

Totals	$166	$—	$166	$—

December 31, 2011:
Derivative - interest rate swap	$468	$—	$468	$—

Totals	$468	$—	$468	$—

Assets measured at fair value on a nonrecurring basis

The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy at December 31, 2012 and 2011, for which a nonrecurring change in fair value has been recorded:

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
December 31, 2012:
Impaired loans	$1,372	$—	$—	$1,372
Other real estate owned	102	—	—	102

Totals	$1,474	$—	$—	$1,474

December 31, 2011:
Impaired loans	$2,581	$—	$—	$2,581
Other real estate owned	1,344	—	—	1,344

Totals	$3,925	$—	$—	$3,925

The estimated fair values of the Company’s financial instruments, all of which are held or issued for purposes other than trading, were as follows as of December 31:

	December 31, 2012
	Carrying	Fair Value
(Dollars in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$39,412	$39,412	$—	$—	$39,412
Securities available-for-sale	212,369	401	211,968	—	212,369
Federal Home Loan Bank stock	9,506	9,506	—	—	9,506
Loans held-for-sale	11,983	—	12,164	—	12,164
Loans, net	902,236	—	—	918,181	918,181
Investment in unconsolidated subsidiaries	620	—	—	563	563
Accrued interest receivable	2,845	2,845	—	—	2,845

Financial liabilities:					—
Deposits	949,341	—	952,949	—	952,949
FHLB advances	142,730	—	145,651	—	145,651
Notes payable	7	—	7	—	7
Securities sold under agreements to repurchase	14,619	14,619	—	—	14,619
Subordinated debentures	20,620	—	—	18,724	18,724
Derivative - interest rate swap	166	—	166	—	166

	December 31, 2011
(Dollars in thousands)	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$24,740	$24,740
Securities available-for-sale	210,318	210,318
Federal Home Loan Bank stock	7,615	7,615
Loans held-for-sale	3,434	3,478
Loans, net	714,952	721,388
Investment in unconsolidated subsidiaries	620	554
Accrued interest receivable	2,669	2,669

Financial liabilities:
Deposits	803,023	806,295
FHLB advances	80,967	82,999
Notes payable	543	543
Securities sold under agreements to repurchase	15,514	15,514
Subordinated debentures	20,620	18,419
Derivative - interest rate swap	468	468

The carrying amounts of financial instruments shown in the above table are included in the consolidated balance sheets under the indicated captions, except for investment in unconsolidated subsidiaries and other investment which are included in other assets and derivatives which are included in other liabilities. Accounting policies related to financial instruments are described in Note 1.

Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Acquisitions

Note L – Merger and Acquisition Activity

On February 15, 2013, the Bank entered into a purchase and sale agreement with Meredith Village Savings Bank (“MVSB”), pursuant to which the Bank will acquire all of the shares of common stock of Charter Holding Corp. (“Charter”) held by MVSB for a total purchase price of $6.2 million in cash or its equivalent. As of the date hereof, each of the Bank and MVSB own 50% of Charter’s outstanding shares of common stock; upon completion of the transaction the Bank will own all of the outstanding shares of Charter and Charter will become a wholly owned subsidiary of the Bank. Completion of the transaction is subject to closing conditions, including the receipt of all regulatory approvals by the Bank and the satisfactory completion of purchase accounting valuations by an independent third party. The transaction is expected to close at the end of the second quarter or beginning of the third quarter of 2013.

On April 3, 2013, the Company and Central Financial Corporation (“CFC”) jointly announced that they entered into a definitive agreement pursuant to which the Company will acquire CFC in an all-stock transaction. The transaction, approved by the boards of directors of both companies, is valued at approximately $14.4 million or approximately $115.00 per share of CFC common stock, based on the 10-day average closing price of the Company’s common stock for the period ended April 2, 2013. The terms of the agreement call for each outstanding share of CFC common stock to be converted into the right to receive 8.699 shares of the Company’s common stock. Following the merger, CFC’s wholly owned subsidiary, The Randolph National Bank, will be merged with and into the Bank, with the Bank surviving. Completion of the transaction is subject to customary closing conditions, including the receipt of regulatory approval and the approval of CFC’s shareholders. The transaction is expected to close in the third quarter of 2013.

NOTE 15.	Acquisitions:

On December 21, 2012, the Company acquired The Nashua Bank. Costs to acquire consisted of cash of $3.7 million, 1,153,544 shares issued ($12.76 market value per share or $14.7 million) and preferred stock assumed of $3.0 million for a total acquisition cost of $21.4 million. Goodwill recognized amounted to $6.7 million and of that total, none is deductible for tax purposes.

A summary of the fair values of assets acquired and liabilities assumed at the date of the acquisition is as follows:

(Dollars in thousands)	The Nashua Bank
Cash and due from banks	$2,790
Federal Home Loan Bank stock	383
Securities available-for-sale	20,852
Loans, net	88,203
Premises and equipment	729
Investment in real estate	249
Other assets and accrued interest receivable	470

Total assets acquired	113,676

Total deposits	98,479
FHLB advances	1,754
Accrued expenses and other liabilities	897

Total liabilities assumed	101,130

Net assets acquired	12,546
Goodwill	6,746
Core deposit intangible asset	2,086

Total purchase price	$21,378

The results of operations of the acquired entities have been included in the Company’s consolidated financial statements since the respective acquisition dates.

The following proforma information assumes that the acquisitions had occurred at the beginning of each of the periods presented.

(Dollars in thousands)	2012	2011	2010
Total revenue	$56,287	$52,786	$53,940
Net income	$8,545	$7,927	$8,620
Net income available to common shareholders	$7,849	$7,205	$8,104
Earnings per share:
Basic	$1.11	$1.04	$1.17
Diluted	$1.11	$1.04	$1.17

The pro forma information is presented for information purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisition been consummated as of that time, nor is it intended to be a projection of future results.

On November 10, 2011, the Company acquired McCrillis & Eldredge Insurance, Inc. (McCrillis & Eldredge). Costs to acquire consisted of cash of $272 thousand, 58,588 shares issued ($11.69 market value per share or $685 thousand) and notes payable of $543 thousand and contingent liabilities assumed of $269 thousand for a total acquisition cost of $1.8 million. Goodwill recognized amounted to $1.3 million and of that total, none is deductible for tax purposes.

Shareholders' equity	12 Months Ended
Dec. 31, 2012
Shareholders' equity
NOTE 16.	Shareholders’ equity:

Liquidation account - On May 22, 1986, Lake Sunapee Bank, fsb received approval from the Federal Home Loan Bank Board and converted from a federally chartered mutual savings bank to a federally chartered stock savings bank. At the time of conversion, the Bank established a liquidation account in an amount of $4.3 million (equal to the Bank’s net worth as of the date of the latest financial statement included in the final offering circular used in connection with the conversion). The liquidation account will be maintained for the benefit of eligible account holders who maintain their deposit accounts in the Bank after conversion. In the event of a complete liquidation of the Bank subsequent to conversion (and only in such event), each eligible account holder will be entitled to receive a liquidation distribution from the liquidation account before any liquidation distribution may be made with respect to capital stock. The amount of the liquidation account is reduced to the extent that the balances of eligible deposit accounts are reduced on any year-end closing date subsequent to the conversion. Company management believes the balance in the liquidation account would be immaterial to the consolidated financial statements as of December 31, 2012.

Dividends - The Bank may not declare or pay a cash dividend on or purchase any of its stock if the effect would be to reduce the net worth of the Bank below either the amount of the liquidation account or the net worth requirements of the banking regulators.

Special bad debts deduction - In prior years, the Bank was allowed a special tax-basis under certain provisions of the Internal Revenue Code. As a result, retained income of the Bank, as of December 31, 2012, includes $2.1 million for which federal and state income taxes have not been provided. If the Bank no longer qualifies as a bank as defined in certain provisions of the Internal Revenue Code, this amount will be subject to recapture in taxable income ratably over four (4) years, subject to a combined federal and state tax rate of approximately 40%.

Earnings per share (EPS)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings per share (EPS)

Note J – Earnings Per Share (EPS)

Basic and diluted net income per common share calculations are as follows (in thousands, except share and per share data):

	For the three months ended March 31,
	2013	2012
Basic EPS:
Net income as reported	$2,052	$2,082
Preferred stock net accretion	—	—
Cumulative preferred stock dividend earned	(141)	(250)

Net income available to common stockholders	$1,911	$1,832

Weighted average common shares outstanding	7,060,234	5,834,173
Net income per common share – basic	$0.27	$0.31

Dilutive EPS:
Net income available to common stockholders	$1,911	$1,832

Weighted average common shares outstanding	7,060,234	5,834,173
Effect of dilutive securities, options	416	9,841

Weighted average common shares outstanding – diluted	7,060,650	5,844,014
Net income per common share – diluted	$0.27	$0.31

NOTE 17.	Earnings per share (EPS):

Reconciliation of the numerators and the denominators of the basic and diluted per share computations for net income are as follows:

(Dollars in thousands, except for per share data):	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Year ended December 31, 2012
Basic EPS
Net income as reported	$7,759
Preferred stock net accretion	—
Preferred stock dividend earned	(666)

Net income available to common stockholders	7,093	5,907,113	$1.20
Effect of dilutive securities, options	—	4,938

Diluted EPS
Income available to common stockholders and assumed conversions	$7,093	5,912,051	$1.20

Year ended December 31, 2011
Basic EPS
Net income as reported	$7,669
Preferred stock net accretion	(53)
Preferred stock dividend earned	(660)

Net income available to common stockholders	6,956	5,782,115	$1.20
Effect of dilutive securities, options	—	11,626

Diluted EPS
Income available to common stockholders and assumed conversions	$6,956	5,793,741	$1.20

Year ended December 31, 2010
Basic EPS
Net income as reported	$7,947
Preferred stock net accretion	(16)
Preferred stock dividend earned	(500)

Net income available to common stockholders	7,431	5,772,123	$1.29
Effect of dilutive securities, options	—	6,912

Diluted EPS
Income available to common stockholders and assumed conversions	$7,431	5,779,035	$1.29

Other Comprehensive (Loss) Income	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Comprehensive (Loss) Income

Note K – Other Comprehensive Loss

Accumulated other comprehensive loss consists of the following:

(Dollars in thousands)	As of
	March 31, 2013	December 31, 2012
Net unrealized holding gains on available-for-sale securities, net of taxes	$875	$1,184
Unrecognized net actuarial loss, defined benefit pension plan, net of tax	(2,560)	(2,559)
Unrecognized net loss, derivative, net of tax	(48)	(101)
Unrecognized net income, equity investment, net of tax	38	32

Accumulated other comprehensive loss	$(1,695)	$(1,444)

Reclassification disclosure for the three month period ended March 31, 2013 and 2012 follows:

(Dollars in thousands)	For the three months ended March 31,
	2013	2012
Net unrealized holding losses on available-for-sale securities	$(346)	$(78)
Reclassification adjustment for realized gains in net income	(167)	(1,151)

Other comprehensive loss before income tax effect	(513)	(1,229)
Income tax benefit	204	917

	(309)	(312)

Other comprehensive loss – pension plan	—	—
Income tax benefit	—	—

	—	—

Change in fair value of derivatives used for cash flow hedges	101	54
Income tax expense	(49)	(20)

	52	34

Other comprehensive income – equity investment	6	13
Income tax expense	—	—

	6	13

Other comprehensive loss, net of tax effect	$(251)	$(265)

NOTE 18.	Other Comprehensive (Loss) Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities are reported as a separate component of the equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income.

The components of other comprehensive (loss) income, included in stockholders’ equity are as follows during the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Net unrealized holding gains on available-for-sale securities	$2,942	$5,743	$2,603
Reclassification adjustment for realized gains in net income	(3,819)	(2,588)	(2,083)

Other comprehensive (loss) income before income tax effect	(877)	3,155	520
Income tax benefit (expense)	347	(1,249)	(206)

	(530)	1,906	314

Other comprehensive loss - pension plan	(360)	(632)	(218)
Income tax benefit	143	251	86

	(217)	(381)	(132)

Change in fair value of derivatives used for cash flow hedges	302	243	(158)
Income tax (expense) benefit	(120)	(97)	63

	182	146	(95)

Other comprehensive (loss) income - equity investment	8	(31)	62
Income tax benefit (expense)	—	—	—

	8	(31)	62

Other comprehensive (loss) income, net of tax effect	$(557)	$1,640	$149

Accumulated other comprehensive loss consists of the following as of December 31:

(Dollars in thousands)	2012	2011	2010
Net unrealized holding gains (losses) on available-for-sale securities, net of taxes	$1,184	$1,714	$(192)
Unrecognized net actuarial loss, defined benefit pension plan, net of tax	(2,559)	(2,342)	(1,961)
Unrecognized net loss, derivative, net of tax	(101)	(283)	(429)
Unrecognized net income (loss), equity investment, net of tax	32	24	55

Accumulated other comprehensive loss	$(1,444)	$(887)	$(2,527)

Regulatory matters	12 Months Ended
Dec. 31, 2012
Regulatory matters
NOTE 19.	Regulatory matters:

The Bank is subject to various capital requirements administered by its primary federal regulator, the Office of the Comptroller of the Currency. Failure to meet minimum regulatory requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s consolidated financial statements. Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines involving quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classifications under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

As of December 31, 2012, quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to total assets (as defined). Management believes as of December 31, 2012, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2011, quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total capital to risk-weighted assets (as defined in the regulations), core capital to adjusted tangible assets (as defined) and tangible capital to tangible assets (as defined). Management believes, as of December 31, 2011, that the Bank meets all capital requirements to which it is subject.

As of December 31, 2012, the most recent notification from the Office of the Comptroller of the Currency categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

			For Capital			To Be Well Capitalized Under Prompt Corrective
	Actual		Adequacy Purposes			Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2012:
Total Capital to Risk Weighted Assets	$118,109	14.66%	$64,456	>	8.0%	$80,570	>	10.0%
Tier 1 Capital to Risk Weighted Assets	108,546	13.47	32,229	>	4.0	48,342		6.0
Tier 1 Capital to Total Assets	108,546	8.82	49,206		4.0	61,507	>	5.0

As of December 31, 2011:
Total Capital (to Risk Weighted Assets)	100,957	15.01	53,821	>	8.0	67,276	>	10.0
Core Capital (to Adjusted Tangible Assets)	96,525	9.58	40,288	>	4.0	50,359	>	5.0
Tangible Capital (to Tangible Assets)	96,525	9.57	15,108	>	1.5	N/A		N/A
Tier 1 Capital (to Risk Weighted Assets)	96,525	14.35	N/A		N/A	40,365	>	6.0

The following is a reconcilement of the Bank’s total equity included in the consolidated balance sheet to the regulatory capital ratios disclosed in the table above:

	December 31, 2012		December 31, 2011
(Dollars in thousands)	Tier 1 Capital	Total Capital	Tier 1 Capital	Total Capital
Total equity	$145,755	$145,755	$126,406	$126,406
Accumulated other comprehensive loss	1,254	1,254	653	653
Allowable allowance for loan losses	—	9,563	—	8,404
Goodwill and core deposit intangible	(38,248)	(38,248)	(30,353)	(30,353)
Mortgage servicing asset	(215)	(215)	(181)	(181)
Equity investments and other assets	—	—	—	(3,972)

Totals	$108,546	$118,109	$96,525	$100,957

Preferred stock	12 Months Ended
Dec. 31, 2012
Preferred stock
NOTE 20.	Preferred stock:

On January 16, 2009, as part of the Capital Purchase Program, the Company entered into a Letter Agreement with the Treasury pursuant to which the Company issued and sold to the Treasury 10,000 shares of the Company’s Fixed-Rate Cumulative Perpetual Preferred Stock, Series A, par value $0.01 per preferred share, having a liquidation preference of $1,000 per preferred share (the “Series A Preferred Stock”) and a ten-year warrant to purchase up to 184,275 shares of the Company’s common stock, par value $0.01 per common share (the “Common Stock”), at an initial exercise price of $8.14 per common share (the “Warrant”), for an aggregate purchase price of $10.0 million in cash. All of the proceeds from the sale of the Series A Preferred Stock were treated as Tier 1 capital for regulatory purposes. The Warrant was immediately exercisable. On August 25, 2011, the Company redeemed 10,000 shares of the Series A Preferred Stock for $10.0 million. The Warrant was repurchased in its entirety by the Company on February 15, 2012.

On August 25, 2011, as part of the Small Business Lending Fund (“SBLF”), the Company entered into a Purchase Agreement with the U.S. Department of the Treasury (“Treasury”) pursuant to which the Company issued and sold to the Treasury 20,000 shares of the Company’s Non-Cumulative Perpetual Preferred Stock, Series B, par value $0.01 per preferred share, having a liquidation preference of $1,000 per preferred share (the “Series B Preferred Stock”). The SBLF is the Treasury’s effort to bring Main Street banks and small businesses together to help create jobs and promote economic growth in local communities. The Company used $10.0 million of the SBLF proceeds to repurchase the Series A Preferred Stock issued under the Treasury’s Capital Purchase Program as indicated in the preceding paragraph.

As part of the acquisition of The Nashua Bank, on December 21, 2012, the Company assumed The Nashua Bank’s outstanding 3,000 shares of Senior Non-Cumulative Perpetual Preferred Stock, Series A (the “TNB Preferred Stock”) issued to Treasury under the SBLF program.

The Company’s initial dividend rate payable on SBLF capital is, at most, five percent, and the dividend rate falls to one percent if a bank’s small business lending increases by ten percent or more. Banks that increase their lending by less than ten percent but more than 2.5 percent pay rates between two percent and four percent. If a bank’s lending does not increase in the first two years, however, the rate increases to seven percent, and after 4.5 years total, the rate increases to nine percent regardless of the amount of small business lending activities. The dividend will be paid only when declared by the Company’s Board of Directors. The Series B Preferred Stock has no maturity date and ranks senior to the Common Stock with respect to the payment of dividends and distributions and amounts payable upon liquidation, dissolution and winding up of the Company. The Series B Preferred Stock generally is non-voting, other than class voting on certain matters that could adversely affect the Series B Preferred Stock.

The Company was a participant in the TARP Capital Purchase Program and did not redeem, or apply to redeem, the TARP investment on or prior to December 16, 2010, therefore, if at the beginning of the tenth full calendar quarter after the investment date the amount of Qualified Small Business Lending has not increased over the Baseline Amount (as defined in the Purchase Agreement), then at the beginning of the fifth anniversary of the TARP Capital Purchase Program, or January 16, 2014, and at the beginning of each full calendar quarter thereafter, the Company shall pay the Treasury a lending incentive fee equal to 2% per annum of the aggregate liquidation preference of the then-outstanding SBLF Preferred Stock. This lending incentive fee terminates 4.5 years after the investment date.

The SBLF Preferred Stock may be redeemed at any time by the Company, subject to the approval of its federal banking regulator. The redemption price is the aggregate liquidation preference of the SBLF Preferred Stock plus accrued but unpaid dividends and pro rata portion of any lending incentive fee. All redemptions must be in an amount at least equal to 25% of the number of originally issued shares of SBLF Preferred Stock, or 100% of the then-outstanding shares if less than 25% of the number of shares originally issued.

Financial instruments	12 Months Ended
Dec. 31, 2012
Financial instruments
NOTE 21.	Financial instruments:

The Company is party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to originate loans, standby letters of credit and unadvanced funds on loans. The instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheets. The contract amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for loan commitments and standby letters of credit is represented by the contractual amounts of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Commitments to originate loans are agreements to lend to a customer provided there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the borrower. Collateral held varies, but may include secured interests in mortgages, accounts receivable, inventory, property, plant and equipment and income-producing properties.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance by a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. As of December 31, 2012 and 2011, the maximum potential amount of the Company’s obligation was $1.4 million and $583 thousand, respectively, for financial and standby letters of credit. The Company’s outstanding letters of credit generally have a term of less than one year. If a letter of credit is drawn upon, the Company may seek recourse through the customer’s underlying line of credit. If the customer’s line of credit is also in default, the Company may take possession of the collateral, if any, securing the line of credit.

Notional amounts of financial liabilities with off-balance sheet credit risk are as follows as of December 31:

(Dollars in thousands)	2012	2011
Commitments to extend credit	$31,615	$36,004

Letters of credit	$1,395	$583

Lines of credit	$123,799	$93,048

Unadvanced portion of construction loans	$7,495	$3,149

Goodwill and intangible assets	12 Months Ended
Dec. 31, 2012
Goodwill and intangible assets
NOTE 22.	Goodwill and intangible assets:

The Company’s assets as of December 31, 2012 include goodwill of $6.7 million and intangible assets of $2.1 million relating to the acquisition of The Nashua Bank in 2012.

The Company’s assets as of December 31, 2011 include goodwill of $1.3 million relating to the acquisition of McCrillis & Eldredge in 2011 and $15.2 million relating to the acquisitions of First Brandon and First Community in 2007. Goodwill also includes $2.5 million relating to the acquisition of Landmark Bank and $9.7 million relating to the acquisition of New London Trust in prior years.

The Company evaluated its goodwill and intangible assets as of December 31, 2012 and 2011 and found no impairment.

A summary of acquired amortizing intangible assets is as follows:

(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
December 31, 2012:
Core deposit intangible-First Brandon	$2,476	$1,932	$544
Core deposit intangible-First Community	992	744	248
Customer list intangible-McCrillis & Eldredge	629	91	538
Core deposit intangible - The Nashua Bank	2,086	—	2,086

Total	$6,183	$2,767	$3,416

December 31, 2011:
Core deposit intangible-First Brandon	$2,476	$1,688	$788
Core deposit intangible-First Community	992	640	352
Customer list intangible-McCrillis & Eldredge	629	14	615

Total	$4,097	$2,342	$1,755

Aggregate amortization expense for core deposit intangible was $348 thousand in 2012, $410 thousand in 2011 and $474 thousand in 2010. Amortization for core deposit intangible is being calculated on the sum-of-the-years digit method over ten years. Aggregate amortization expense for customer list intangible was $77 thousand in 2012 and $14 thousand in 2011. Amortization for customer list intangible is being calculated on the sum-of-the years digit method over 15 years.

Estimated amortization expense for each of the five years succeeding 2012 is as follows:

(Dollars in thousands)
2013	$736
2014	630
2015	524
2016	418
2017	311

Condensed parent company only financial statements	12 Months Ended
Dec. 31, 2012
Condensed parent company only financial statements
NOTE 23.	Condensed parent company only financial statements:

The following are condensed balance sheets, statements of income and cash flows for New Hampshire Thrift Bancshares, Inc. (“Parent Company”) as of and for the years ended December 31:

CONDENSED BALANCE SHEETS

(Dollars in thousands)	2012	2011
ASSETS
Cash	$3,707	$2,656
Investment in subsidiary, Lake Sunapee Bank	145,754	126,455
Investment in affiliate, NHTB Capital Trust II	310	310
Investment in affiliate, NHTB Capital Trust III	310	310
Deferred expenses	229	240
Advances to Lake Sunapee Bank	73	43
Other assets	379	557

Total assets	$150,762	$130,571

LIABILITIES
Subordinated debentures	$20,620	$20,620
Notes payable	—	543
Other liabilities	648	748

Total liabilities	21,268	21,911
STOCKHOLDERS’ EQUITY
Stockholders’ equity	129,494	108,660

Total liabilities and stockholders’ equity	$150,762	$130,571

CONDENSED STATEMENTS OF INCOME

(Dollars in thousands)	2012	2011	2010
Dividends from subsidiary, Lake Sunapee Bank	$—	$—	$8,000
Dividends from subsidiaries, NHTB Capital Trust II and III	20	20	20
Investment interest income	—	—	167
Interest expense on subordinated debentures	1,027	1,008	1,011
Interest expense on other borrowings	2	—	33
Net operating (loss) income including tax benefit	(840)	(97)	56

(Loss) income before equity in undistributed earnings of subsidiaries	(1,849)	(1,085)	7,199
Equity in undistributed earnings of subsidiaries	9,608	8,754	748

Net income	$7,759	$7,669	$7,947

CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in thousands)	2012	2011	2010
Cash flows from operating activities:
Net income	$7,759	$7,669	$7,947
Decrease in other assets	1	(7)	29
Increase (decrease) in accrued interest payable and other liabilities	345	(283)	4
Decrease (increase) in taxes receivable	97	(86)	(57)
Deferred tax expense	(15)	—	—
Amortization of deferred expenses relating to issuance of capital securities and subordinated debentures	11	11	11
Stock award expense	38	—	—
Equity in undistributed earnings of subsidiaries	(9,608)	(8,754)	(748)

Net cash (used in) provided by operating activities	(1,372)	(1,450)	7,186

Cash flows from investing activities:
Redemption of other investment	—	—	2,000
Investment in subsidiary, Lake Sunapee Bank	(10,364)	(8,000)	—
Net change in advances to subsidiary, Lake Sunapee Bank	(30)	(8)	9

Net cash (used in) provided by investing activities	(10,394)	(8,008)	2,009

Cash flows from financing activities:
Proceeds from exercise of stock options	365	—	18
Issuance/assumption of preferred stock	3,000	20,000	—
Redemption of preferred stock	—	(10,000)	—
Acquisition of The Nashua Bank	14,632	—	—
Purchase of warrants	(737)	—	—
Repayment of loan payable	—	—	(2,000)
Repayment of note payable	(543)	—	—
Dividends paid on preferred stock	(848)	(484)	(500)
Dividends paid on common stock	(3,052)	(3,002)	(3,001)

Net cash provided by (used in) financing activities	12,817	6,514	(5,483)

Net increase (decrease) in cash	1,051	(2,944)	3,712
Cash, beginning of year	2,656	5,600	1,888

Cash, end of year	$3,707	$2,656	$5,600

The Parent Company Only Statements of Changes in Stockholders’ Equity are identical to the Consolidated Statements of Changes in Stockholders’ Equity for the years ended December 31, 2012, 2011 and 2010 and therefore are not reprinted here.

Quarterly Results of Operations	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations
NOTE 24.	Quarterly Results of Operations (UNAUDITED)

Summarized quarterly financial data for 2012 and 2011 follows:

	(In thousands, except earnings per share) 2012 Quarters Ended
	March 31	June 30	Sept 30	Dec 31
Interest and dividend income	$9,034	$9,184	$9,082	$9,105
Interest expense	1,926	1,845	1,827	1,785

Net interest and dividend income	7,108	7,339	7,255	7,320
Provision for loan losses	155	1,074	1,032	444
Noninterest income	3,338	3,587	3,919	3,799
Noninterest expense	7,323	6,954	7,267	7,973

Income before income taxes	2,968	2,898	2,875	2,702
Income tax expense	886	886	845	1,067

Net income	$2,082	$2,012	$2,030	$1,635

Net income available to common stockholders	$1,832	$1,762	$1,914	$1,585

Basic earnings per common share	$0.31	$0.30	$0.32	$0.27

Earnings per common share, assuming dilution	$0.31	$0.30	$0.32	$0.27

	(In thousands, except earnings per share) 2011 Quarters Ended
	March 31	June 30	Sept 30	Dec 31
Interest and dividend income	$9,443	$9,338	$9,336	$9,071
Interest expense	2,241	2,196	2,178	2,074

Net interest and dividend income	7,202	7,142	7,158	6,997
Provision for loan losses	242	167	574	368
Noninterest income	2,364	2,731	2,874	2,491
Noninterest expense	6,435	6,854	6,754	7,085

Income before income taxes	2,889	2,852	2,704	2,035
Income tax expense	864	852	691	404

Net income	$2,025	$2,000	$2,013	$1,631

Net income available to common stockholders	$1,896	$1,871	$1,800	$1,389

Basic earnings per common share	$0.33	$0.32	$0.31	$0.24

Earnings per common share, assuming dilution	$0.33	$0.32	$0.31	$0.24

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
NOTE 25.	Subsequent Events

On February 15, 2013, the Bank entered into a purchase and sale agreement (the “Agreement”) with Meredith Village Savings Bank (“Seller”), pursuant to which the Bank will acquire all of the shares of common stock of Charter Holding Corp. (“Charter”) held by Seller for a total purchase price of $6.2 million in cash or its equivalent.

As of the date hereof, each of the Bank and Seller own 50% of Charter’s outstanding shares of common stock. Upon completion of the transaction the Bank will own all of the outstanding shares of Charter and Charter will become a wholly owned subsidiary of the Bank.

Completion of the transaction is subject to closing conditions, including the receipt of all regulatory approvals by the Bank and the satisfactory completion of purchase accounting valuations by an independent third party. On March 21, 2013, the Bank and the Seller entered into an amendment to the Agreement providing for the extension of closing date until all necessary regulatory approvals are received.

In connection with the assumption of TNB Preferred Stock, on March 20, 2013, the Company entered into the First Amendment to the Purchase Agreement with Treasury, pursuant to which the Company issued an additional 3,000 shares of its Series B Preferred Stock to Treasury in exchange for the cancellation of the TNB Preferred Stock.

Reclassification	12 Months Ended
Dec. 31, 2012
Reclassification
NOTE 26.	Reclassification
Certain amounts in the prior year have been reclassified to be consistent with the current year’s statement presentation.

Basis of Presentation	3 Months Ended
Mar. 31, 2013
Basis of Presentation

Note A – Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and the instructions to Form 10-Q and, accordingly, do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The December 31, 2012, condensed balance sheet data was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP. In the opinion of the management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months ended March 31, 2013, are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

Accounting Policies	3 Months Ended
Mar. 31, 2013
Accounting Policies

Note B – Accounting Policies

The consolidated financial statements include the accounts of the Company, the Bank, McCrillis & Eldredge, Lake Sunapee Group, Inc. and Lake Sunapee Financial Services Corp. All significant intercompany accounts and transactions have been eliminated in consolidation.

NHTB Capital Trust II and NHTB Capital Trust III, affiliates of the Company, were formed to sell capital securities to the public through a third-party trust pool. In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810-10, “Consolidation-Overall,” these affiliates have not been included in the consolidated financial statements.

Impact of New Accounting Standards	3 Months Ended
Mar. 31, 2013
Impact of New Accounting Standards

Note C – Impact of New Accounting Standards

In December 2011, FASB issued Accounting Standards Update (“ASU”) 2011-11, “Disclosures about Offsetting Assets and Liabilities.” This ASU is to enhance current disclosures. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The amendments in this ASU are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The adoption of this guidance did not have a material impact on its consolidated financial statements.

In October 2012, FASB issued ASU 2012-06, “Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution.” The amendments in this update clarify the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution. The amendments in this update are effective for fiscal years, and interim periods within those years beginning on or after December 15, 2012. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In February 2013, FASB issued Accounting Standards Update (“ASU”) 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The amendments in this update do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The required disclosures have been reflected in the accompanying footnotes to the consolidated financial statements.

In February 2013, FASB issued ASU 2013-04, “Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date.” The objective of the amendments in this ASU is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. Examples of obligations within the scope of this ASU include debt arrangements, other contractual obligations, and settled litigation and judicial rulings. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013; and should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within the ASU scope that exist at the beginning of an entity’s fiscal year of adoption. The Company anticipates that the adoption of this guidance will not have a material impact on its consolidated financial statements.

In April 2013, FASB issued ASU 2013-07, “Presentation of Financial Statements (Topic 205): Liquidation Basis of Accounting.” The amendments in this ASU are being issued to clarify when an entity should apply the liquidation basis of accounting. The guidance provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis of accounting. Additionally, the amendments require disclosures about an entity’s plan for liquidation, the methods and significant assumptions used to measure assets and liabilities, the type and amount of costs and income accrued, and the expected duration of the liquidation process. The amendments are effective for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim reporting periods therein. Entities should apply the requirements prospectively from the day that liquidation becomes imminent. Early adoption is permitted. The Company anticipates that the adoption of this guidance will not have a material impact on its consolidated financial statements.

Other-Than-Temporary Impairment Losses	3 Months Ended
Mar. 31, 2013
Other-Than-Temporary Impairment Losses

Note F – Other-Than-Temporary Impairment Losses

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized-loss position for less than 12 months and for 12 months or more, and are not other than temporarily impaired, are as follows as of March 31, 2013:

	Less Than 12 Months		12 Months or Longer		Total
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds and notes
U.S. Treasury notes	$10,466	$53	$—	$—	$10,466	$53
Mortgage-backed securities	34,932	214	2	—	34,934	214
Municipal bonds	2,470	41	—	—	2,470	41
Equity securities	—	—	372	60	372	60

Total temporarily impaired securities	$47,868	$308	$374	$60	$48,242	$368

The investments in the Company’s investment portfolio that are temporarily impaired as of March 31, 2013, consist of U.S. Treasury notes, mortgage-backed securities issued by U.S. government sponsored enterprises, municipal bonds, and equity securities. The unrealized losses are primarily attributable to changes in market interest rates and market inefficiencies. Management has determined that the Company has the intent and the ability to hold debt securities until maturity and equity securities until the recovery of cost basis, and therefore, no declines are deemed to be other than temporary.

Summary of significant accounting policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Use of estimates in the preparation of financial statements

Use of estimates in the preparation of financial statements - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of consolidation

Principles of consolidation - The consolidated financial statements include the accounts of the Company, the Bank, Lake Sunapee Group, Inc. (“LSGI”), which owns and maintains all buildings and investment properties, and Lake Sunapee Financial Services Corp. (“LSFSC”), which sells brokerage securities and insurance products to customers, and McCrillis & Eldredge Insurance, Inc. (“MEI”), a full-line independent insurance agency acquired in 2012, which offers a complete range of commercial insurance services and consumer products. LSGI, LSFSC and MEI are wholly owned subsidiaries of the Bank. All significant intercompany accounts and transactions have been eliminated in consolidation.

NHTB Capital Trust II and NHTB Capital Trust III, affiliates of the Company, were formed to sell capital securities to the public through a third party trust pool. In accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 810-10, “Consolidation - Overall,” the subsidiaries have not been included in the consolidated financial statements.

Cash and cash equivalents

Cash and cash equivalents - For purposes of reporting cash flows, the Company considers cash and due from banks and Federal Reserve Bank interest bearing deposit to be cash equivalents. Cash and due from banks as of December 31, 2012 and 2011 includes $9 million and $10 million respectively, which is subject to withdrawal and usage restrictions to satisfy the reserve requirements of the Federal Reserve Bank and PNC Bank.

Securities available-for-sale

Securities available-for-sale - Available-for-sale securities consist of bonds, notes, debentures, and certain equity securities. Unrealized holding gains and losses, net of tax, on available-for-sale securities are reported as a net amount in a separate component of stockholders’ equity until realized. Gains and losses on the sale of available-for-sale securities are determined using the specific-identification method.

Securities held-to-maturity

Securities held-to-maturity - Bonds, notes and debentures which the Company has the positive intent and ability to hold to maturity are reported at cost, adjusted for premiums and discounts recognized in interest income using the interest method over the period to maturity. No write-downs have occurred for securities held-to-maturity.

For any debt security with a fair value less than its amortized cost basis, the Company will determine whether it has the intent to sell the debt security or whether it is more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis. If either condition is met, the Company will recognize a full impairment charge to earnings. For all other debt securities that are considered other-than-temporarily impaired and do not meet either condition, the credit loss portion of impairment will be recognized in earnings as realized losses. The other-than-temporary impairment related to all other factors will be recorded in other comprehensive income.

Declines in marketable equity securities below their cost that are deemed other than temporary are reflected in earnings as realized losses.

Securities held for trading		Securities held for trading - Trading securities are carried at fair value on the consolidated balance sheets. Unrealized holding gains and losses for trading securities are included in earnings.
Federal Home Loan Bank stock

Federal Home Loan Bank stock - As a member of the Federal Home Loan Bank (“FHLB”), the Company is required to invest in $100 par value stock of the FHLB. The FHLB capital structure mandates that members must own stock as determined by their Total Stock Investment Requirement which is the sum of a member’s Membership Stock Investment Requirement and Activity-Based Stock Investment Requirement. The Membership Stock Investment Requirement is calculated as 0.35% of a member’s Stock Investment Base, subject to a minimum investment of $10,000 and a maximum investment of $25,000,000. The Stock Investment Base is an amount calculated based on certain assets held by a member that are reflected on call reports submitted to applicable regulatory authorities. The Activity-Based Stock Investment Requirement is calculated as 3.0% for overnight advances, 4.0% for FHLB advances with original terms to maturity of two days to three months and 4.5% for other advances plus a percentage of advance commitments, 0.5% of standby letters of credit issued by the FHLB and 4.5% of the value of intermediated derivative contracts. Management evaluates the Company’s investment in FHLB stock for other-than-temporary impairment at least on a quarterly basis and more frequently when economic or market conditions warrant such evaluation. Based on its most recent analysis of the FHLB as of December 31, 2012, management deems its investment in FHLB stock to be not other-than-temporarily impaired.

Investment in Charter Holding Corp

Investment in Charter Holding Corp. - The Company owned one-third interest in Charter Holding Corporation (“CHC”) with two other New Hampshire banks. On September 30, 2011, the Company and one of the other banks purchased the third bank’s ownership interest. As a result, the Company and one other bank each hold 50% ownership of CHC at December 31, 2012 and 2011. Headquartered in Concord, New Hampshire, CHC provides trust and investment services from seven offices across New Hampshire. Charter New England Agency, a subsidiary of CHC, provides life insurance, fixed and variable annuities and mutual fund products, in addition to full brokerage services.

The Bank uses the equity method of accounting to account for its investment in CHC. An investor using the equity method initially records an investment at cost. Subsequently, the carrying amount of the investment is increased to reflect the investor’s share of income of the investee and is reduced to reflect the investor’s share of losses of the investee or dividends received from the investee. The investor’s share of the income or losses of the investee is included in the investor’s net income as the investee reports them. Adjustments similar to those made in preparing consolidated financial statements, such as elimination of intercompany gains and losses, also are applicable to the equity method.

Loans held-for-sale

Loans held-for-sale - Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated market value in the aggregate. Net unrealized losses are recognized through a valuation allowance by charges to income. No losses have been recorded.

Nonaccrual loans

Nonaccrual loans - Residential real estate loans and consumer loans are placed on nonaccrual status when they become 90 days past due. Commercial loans are placed on nonaccrual status when they become 90 days past due or when it becomes probable that the Bank will be unable to collect all amounts due pursuant to the terms of the loan agreement. When a loan has been placed on nonaccrual status, previously accrued interest is reversed with a charge against interest income on loans. Interest received on nonaccrual loans is generally booked to interest income on a cash basis. Residential real estate loans and consumer loans generally are returned to accrual status when they are no longer over 90 days past due. Commercial loans are generally returned to accrual status when the collectibility of principal and interest is reasonably assured.

Acquired Loans

Acquired Loans - Acquired loans that have evidence of deterioration in credit quality since origination and for which it is probable, at acquisition, that all contractually required payments will not be collected are initially recorded at fair value without recording an allowance for loan losses. Fair value of the loans is determined using market participant assumptions in estimating the amount and timing of both principal and interest cash flows expected to be collected, as adjusted for an estimate of future credit losses and prepayments, and then applying a market-based discount rate to those cash flows. Acquired loans are generally accounted for on a pool basis, with pools formed based on the loans’ common risk characteristics, such as loan collateral type and accrual status. Each pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows.

Under the accounting model for acquired loans, the excess of cash flows expected to be collected over the carrying amount of the loans, referred to as the “accretable yield”, is accreted into interest income over the life of the loans in each pool using the effective yield method. Accordingly, acquired loans are not subject to classification as non-accrual in the same manner as originated loans. Rather, acquired loans are considered to be accruing loans because their interest income relates to the accretable yield recognized at the pool level and not to contractual interest payments at the loan level. The difference between contractually required principal and interest payments and the cash flows expected to be collected, referred to as the “nonaccretable difference”, includes estimates of both the impact of prepayments and future credit losses expected to be incurred over the life of the loans in each pool. As such, charge-offs on acquired loans are first applied to the nonaccretable difference and then to any allowance for loan losses recognized subsequent to acquisition.

Subsequent to acquisition, actual cash collections are monitored relative to management’s expectations and revised cash flow forecasts are prepared, as warranted. These revised forecasts involve updates, as necessary, of the key assumptions and estimates used in the initial estimate of fair value. Generally speaking, expected cash flows are affected by:

•

Changes in the expected principal and interest payments over the estimated life – Updates to changes in expected cash flows are driven by the credit outlook and actions taken with borrowers. Changes in expected future cash flows resulting from loan modifications are included in the assessment of expected cash flows;

•	Changes in prepayment assumptions - Prepayments affect the estimated life of the loans which may change the amount of interest income, and possibly principal, expected to be collected; and

•	Changes in interest rate indices for variable rate loans - Expected future cash flows are based, as applicable, on the variable rates in effect at the time of the assessment of expected cash flows.

A decrease in expected cash flows in subsequent periods may indicate that the loan pool is impaired which would require the establishment of an allowance for loan losses by a charge to the provision for loan losses. An increase in expected cash flows in subsequent periods serves, first, to reduce any previously established allowance for loan losses by the increase in the present value of cash flows expected to be collected, and results in a recalculation of the amount of accretable yield for the loan pool. The adjustment of accretable yield due to an increase in expected cash flows is accounted for as a change in estimate. The additional cash flows expected to be collected are reclassified from the nonaccretable difference to the accretable yield, and the amount of periodic accretion is adjusted accordingly over the remaining life of the loans in the pool.

An acquired loan may be resolved either through receipt of payment (in full or in part) from the borrower, the sale of the loan to a third party or foreclosure of the collateral. In the event of a sale of the loan, a gain or loss on sale is recognized and reported within non-interest income based on the difference between the sales proceeds and the carrying amount of the loan. In other cases, individual loans are removed from the pool based on comparing the amount received from its resolution (fair value of the underlying collateral less costs to sell in the case of a foreclosure) with its outstanding balance. Any difference between these amounts is absorbed by the nonaccretable difference established for the entire pool. For loans resolved by payment in full, there is no adjustment of the nonaccretable difference since there is no difference between the amount received at resolution and the outstanding balance of the loan. In these cases, the remaining accretable yield balance is unaffected and any material change in remaining effective yield caused by the removal of the loan from the pool is addressed in connection with the subsequent cash flow re-assessment for the pool. Acquired loans subject to modification are not removed from the pool even if those loans would otherwise be deemed TDRs as the pool, and not the individual loan, represents the unit of account.

Allowance for loan losses

Allowance for loan losses - The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

General component - The general component of the allowance for loan losses is based on historical loss experience adjusted for qualitative factors stratified by the following loan segments: residential real estate, commercial real estate, construction, commercial and consumer. Management uses a rolling average of historical losses based on a time frame appropriate to capture relevant loss data for each loan segment. This historical loss factor is adjusted for the following qualitative factors: levels/trends in delinquencies; trends in volume and terms of loans; effects of changes in risk selection and underwriting standards and other changes in lending policies, procedures and practices; experience/ability/depth of lending management and staff; concentration of credit risk and national and local economic trends and conditions. There were no significant changes in the Company’s policies or methodology pertaining to the general component of the allowance for loan losses during 2012.

The qualitative factors are determined based on the various risk characteristics of each loan segment. Risk characteristics relevant to each portfolio segment are as follows:

Residential real estate: The Company generally does not originate loans with a loan-to-value ratio greater than 80 percent and does not grant subprime loans. All loans in this segment are collateralized by owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, will have an effect on the credit quality in this segment. This segment also includes home equity loans.

Commercial real estate: Loans in this segment are primarily income-producing properties throughout New Hampshire and Vermont. The underlying cash flows generated by the properties are adversely impacted by a downturn in the economy as evidenced by increased vacancy rates, which in turn, will have an effect on the credit quality in this segment. Management periodically obtains rent rolls and continually monitors the cash flows of these loans.

Construction loans: The Bank offers construction loan financing on one-to-four family owner occupied dwellings in the Bank’s local real estate market. Generally, the Bank makes construction loans up to 80% of value with terms of up to nine months. During the construction phase, inspections are made to assess construction progress and monitor the disbursement of loan proceeds. The Bank also offers a “one-step” construction loan, which provides construction and permanent financing with one loan closing. The “one-step” is provided under the same terms and conditions of the Bank’s conventional residential program.

Commercial loans: Loans in this segment are made to businesses and are generally secured by assets of the business. Repayment is expected from the cash flows of the business. A weakened economy, and resultant decreased consumer spending, will have an effect on the credit quality in this segment.

Consumer loans: Loans in this segment are unsecured or secured by collateral such as automobiles, boats and other recreational vehicles. Repayment is dependent on the credit quality of the individual borrower.

Allocated component - The allocated component relates to loans that are classified as impaired. Impairment is measured on a loan by loan basis for commercial, commercial real estate and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. An allowance is established when the discounted cash flows (or collateral value) of the impaired loan is lower than the carrying value of that loan. Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential real estate loans for impairment disclosures, unless such loans are subject to a troubled debt restructuring agreement.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and construction loans be either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures.

The Company periodically may agree to modify the contractual terms of loans. When a loan is modified and a concession is made to a borrower experiencing financial difficulty, the modification is considered a troubled debt restructuring (“TDR”). All TDRs are initially classified as impaired.

Unallocated component - An unallocated component may be maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating allocated and general reserves in the portfolio.

Deferred loan origination fees

Deferred loan origination fees - Loan origination, commitment fees and certain direct origination costs are deferred, and the net amount is amortized as an adjustment of the related loan’s yield. The Company amortizes these amounts over the contractual life of the related loans.

Loan servicing

Loan servicing - The Company recognizes as separate assets from their related loans the rights to service mortgage loans for others, either through acquisition of those rights or from the sale or securitization of loans with the servicing rights retained on those loans, based on their relative fair values. To determine the fair value of the servicing rights created, the Company uses the market prices under comparable servicing sale contracts, when available, or alternatively uses a valuation model that calculates the present value of future cash flows to determine the fair value of the servicing rights. In using this valuation method, the Company incorporates assumptions that market participants would use in estimating future net servicing income, which includes estimates of the cost of servicing loans, the discount rate, ancillary income, prepayment speeds and default rates.

Mortgage servicing rights are amortized in proportion to, and over the period of, estimated net servicing revenues. Refinance activities are considered in estimating the period of net servicing revenues. Impairment of mortgage servicing rights is assessed based on the fair value of those rights. Fair values are estimated using discounted cash flows based on a current market interest rate. For purposes of measuring impairment, the rights are stratified based on the interest rate risk characteristics of the underlying loans. The amount of impairment recognized is the amount by which the capitalized mortgage servicing rights for a stratum exceed their fair value.

Concentration of credit risk

Concentration of credit risk - Most of the Company’s business activity is with customers located within the states of New Hampshire and Vermont. There are no concentrations of credit to borrowers that have similar economic characteristics. The majority of the Company’s loan portfolio is composed of loans collateralized by real estate located in the states of New Hampshire and Vermont.

Premises and equipment

Premises and equipment - Company premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using straight-line and accelerated methods over the estimated useful lives of the assets. Estimated lives are 5 to 40 years for buildings and premises and 3 to 15 years for furniture, fixtures and equipment. Expenditures for replacements or major improvements are capitalized; expenditures for normal maintenance and repairs are charged to expense as incurred. Upon the sale or retirement of Company premises and equipment, the cost and accumulated depreciation are removed from the respective accounts and any gain or loss is included in income.

Investment in real estate

Investment in real estate - Investment in real estate is carried at the lower of cost or estimated fair value. The buildings are being depreciated over their useful lives. The properties consist of three buildings that the Company rents for commercial purposes. Rental income is recorded in income when received and expenses for maintaining these assets are charged to expense as incurred.

Real estate owned and property acquired in settlement of loans

Real estate owned and property acquired in settlement of loans - The Company classifies loans as in-substance repossessed or foreclosed if the Company receives physical possession of the debtor’s assets regardless of whether formal foreclosure proceedings take place. At the time of foreclosure or possession, the Company records the property at the lower of fair value minus estimated costs to sell or the outstanding balance of the loan. All properties are periodically reviewed and declines in the value of the property are charged against income.

Earnings per share

Earnings per share - Basic earnings per share represents net income available to common stockholders divided by the weighted-average number of common shares outstanding during the period. If rights to dividends on unvested options/awards are non-forfeitable, these unvested awards/options are considered outstanding in the computation of basic earnings per share. Diluted earnings per share, if applicable, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

Advertising		Advertising - The Company directly expenses costs associated with advertising as they are incurred.
Income taxes

Income taxes - The Company recognizes income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are established for the temporary differences between the accounting basis and the tax basis of the Company’s assets and liabilities at enacted tax rates expected to be in effect when the amounts related to such temporary differences are realized or settled.

Fair value of financial instruments

Fair value of financial instruments - The following methods and assumptions were used by the Company in estimating fair values of financial instruments as disclosed herein:

Cash and cash equivalents - The carrying amounts of cash and cash equivalents approximate their fair value.

Available-for-sale securities - Fair values for available-for-sale securities are based on quoted market prices.

Other investments - The carrying amounts of other investments approximate their fair values.

Loans held-for-sale - Fair values of loans held-for-sale are based on estimated market values.

Loans receivable - For variable-rate loans that reprice frequently and have no significant change in credit risk, fair values are based on carrying values. Fair values for all other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values for impaired loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Investment in unconsolidated subsidiaries - Fair value of investment in unconsolidated subsidiaries is estimated using discounted cash flow analyses, using interest rates currently being offered for similar investments.

Accrued interest receivable - The carrying amounts of accrued interest receivable approximate their fair values.

Deposit liabilities - The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). The carrying amounts of variable-rate, fixed term money-market accounts and certificates of deposits (CDs) approximate their fair values at the reporting date. Fair values for fixed-rate CDs are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank advances - Fair values for FHLB advances are estimated using a discounted cash flow technique that applies interest rates currently being offered on advances to a schedule of aggregated expected monthly maturities on FHLB advances.

Notes payable - The carrying amounts of notes payable approximate their fair values.

Securities sold under agreements to repurchase - The carrying amounts of securities sold under agreements to repurchase approximate their fair values.

Subordinated debentures - Fair values of subordinated debentures are estimated using discounted cash flow analyses, using interest rates currently being offered for debentures with similar terms.

Derivative financial instruments - Fair values for interest rate swap agreements are based upon the amounts required to settle the contracts.

Off-balance sheet instruments - Fair values for loan commitments have not been presented as the future revenue derived from such financial instruments is not significant.

Interest rate swap agreement

Interest rate swap agreement - For asset/liability management purposes, the Company uses interest rate swap agreements to hedge various exposures or to modify interest rate characteristics of various balance sheet accounts. Such derivatives are used as part of the asset/liability management process and are linked to specific assets or liabilities, and have high correlation between the contract and the underlying item being hedged, both at inception and throughout the hedge period.

The Company utilizes interest rate swap agreements to convert a portion of its variable-rate debt to a fixed rate (cash flow hedge). Interest rate swaps are contracts in which a series of interest rate flows are exchanged over a prescribed period. The notional amount on which the interest payments are based is not exchanged.

The effective portion of the gain or loss on a derivative designated and qualifying as a cash flow hedging instrument is initially reported as a component of other comprehensive income and subsequently reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The ineffective portion of the gain or loss on the derivative instrument, if any, is recognized currently in earnings.

Interest rate derivative financial instruments receive hedge accounting treatment only if they are designated as a hedge and are expected to be, and are, effective in substantially reducing interest rate risk arising from the assets and liabilities identified as exposing the Company to risk. Those derivative financial instruments that do not meet the hedging criteria discussed below would be classified as trading activities and would be recorded at fair value with changes in fair value recorded in income. Derivative hedge contracts must meet specific effectiveness tests (i.e., over time the change in their fair values due to the designated hedge risk must be within 80 to 125 percent of the opposite change in the fair values of the hedged assets or liabilities). Changes in fair value of the derivative financial instruments must be effective at offsetting changes in the fair value of the hedged items due to the designated hedge risk during the term of the hedge. Further, if the underlying financial instrument differs from the hedged asset or liability, there must be a clear economic relationship between the prices of the two financial instruments. If periodic assessment indicates derivatives no longer provide an effective hedge, the derivatives contracts would be closed out and settled or classified as a trading activity.

Hedges of variable-rate debt are accounted for as cash flow hedges, with changes in fair value recorded in other assets or liabilities and other comprehensive income. The net settlement (upon close out or termination) that offsets changes in the value of the hedged debt is deferred and amortized into net interest income over the life of the hedged debt. The portion, if any, of the net settlement amount that did not offset changes in the value of the hedged asset or liability is recognized immediately in non-interest income.

Cash flows resulting from the derivative financial instruments that are accounted for as hedges of assets and liabilities are classified in the cash flow statement in the same category as the cash flows of the items being hedged.

Stock based compensation

Stock based compensation - At December 31, 2012, the Company has two stock-based employee compensation plans. The Company accounts for those plans under ASC 718-10, “Compensation - Stock Compensation - Overall.”

Recent accounting pronouncements

Recent Accounting Pronouncements - In April 2011, FASB issued Accounting Standards Update (“ASU”) 2011-02, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.” This ASU provides additional guidance or clarification to help creditors determine whether a restructuring constitutes a troubled debt restructuring. For public entities, the amendments in this ASU are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. As a result of applying these amendments, an entity may identify receivables that are newly considered impaired, and should measure impairment on those receivables prospectively for the first interim or annual period beginning on or after June 15, 2011. Additional disclosures are also required under this ASU. The adoption of this guidance is reflected in Note 4.

In April 2011, FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” The objective of this ASU is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This ASU prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Early adoption is not permitted. The adoption of this guidance did not have a material impact on the Company’s results of operations or financial position.

In May 2011, FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.” The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments in this ASU are to be applied prospectively. The amendments are effective for annual periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company’s results of operations or financial position.

In June 2011, FASB issued ASU 2011-05, “Presentation of Comprehensive Income.” The objective of this ASU is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. Under this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. An entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. An entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. The amendments in this ASU should be applied retrospectively. The amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The required disclosure in the Company’s consolidated financial statements have been reflected in the statements of comprehensive income and Note 18.

In September 2011, FASB issued ASU 2011-08, “Intangibles - Goodwill and Other”, an update to ASC 350, “Intangibles - Goodwill and Other.” ASU 2011-08 simplifies how entities, both public and nonpublic, test goodwill for impairment. The amendments in this update permit an entity to first assess qualitative factors to determine whether it is more likely than not the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. For public and nonpublic entities, the amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of this guidance did not have an impact on the Company’s results of operations or financial position.

In December 2011, FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities.” This ASU is to enhance current disclosures. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The amendments in this ASU are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not anticipate that the adoption of this guidance will have a material impact on its consolidated financial statements.

In December 2011, FASB issued ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” The amendments in this update defer those changes in ASU 2011-05 that relate to the presentation of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by this update. The amendments are effective during interim and annual periods beginning after December 15, 2011. The required disclosures in the Company’s consolidated financial statements have been reflected in the statements of comprehensive income and Note 18.

In October 2012, FASB issued ASU 2012-06, “Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution.” The amendments in this update clarify the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution. For public and nonpublic entities, the amendments in this update are effective for fiscal years, and interim periods within those years beginning on or after December 15, 2012. The Company does not anticipate that the adoption of this guidance will have a material impact on its consolidated financial statements.

In February 2013, FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The amendments in this update do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The adoption of ASU 2013-02 is not expected to have a material impact on the Company’s consolidated financial statements.

Disclosures about Offsetting Assets and Liabilities

In December 2011, FASB issued Accounting Standards Update (“ASU”) 2011-11, “Disclosures about Offsetting Assets and Liabilities.” This ASU is to enhance current disclosures. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The amendments in this ASU are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The adoption of this guidance did not have a material impact on its consolidated financial statements.

Business Combinations

In October 2012, FASB issued ASU 2012-06, “Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution.” The amendments in this update clarify the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution. The amendments in this update are effective for fiscal years, and interim periods within those years beginning on or after December 15, 2012. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Comprehensive Income

In February 2013, FASB issued Accounting Standards Update (“ASU”) 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The amendments in this update do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The required disclosures have been reflected in the accompanying footnotes to the consolidated financial statements.

Liabilities

In February 2013, FASB issued ASU 2013-04, “Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date.” The objective of the amendments in this ASU is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. Examples of obligations within the scope of this ASU include debt arrangements, other contractual obligations, and settled litigation and judicial rulings. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013; and should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within the ASU scope that exist at the beginning of an entity’s fiscal year of adoption. The Company anticipates that the adoption of this guidance will not have a material impact on its consolidated financial statements.

Presentation of Financial Statements

In April 2013, FASB issued ASU 2013-07, “Presentation of Financial Statements (Topic 205): Liquidation Basis of Accounting.” The amendments in this ASU are being issued to clarify when an entity should apply the liquidation basis of accounting. The guidance provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis of accounting. Additionally, the amendments require disclosures about an entity’s plan for liquidation, the methods and significant assumptions used to measure assets and liabilities, the type and amount of costs and income accrued, and the expected duration of the liquidation process. The amendments are effective for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim reporting periods therein. Entities should apply the requirements prospectively from the day that liquidation becomes imminent. Early adoption is permitted. The Company anticipates that the adoption of this guidance will not have a material impact on its consolidated financial statements.

Issuance of Capital Securities (Tables)	12 Months Ended
Dec. 31, 2012
Terms of Interest Rate Swap Agreement

payments. The terms of the interest rate swap agreement are as follows:

Notional amount:	$10.0 million
Trade date:	May 1, 2008
Effective date:	June 17, 2008
Termination date:	June 17, 2013
Fixed rate payer:	New Hampshire Thrift Bancshares, Inc.
Payment dates:	Quarterly
Fixed rate:	6.65%
Floating rate payer:	PNC Bank
Payment dates:	Quarterly
Index:	Three month LIBOR

Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Amortized Cost of Securities Available-for-Sale and Approximate Fair Values

The amortized cost of securities available-for-sale and their approximate fair values at March 31, 2013, and December 31, 2012, are summarized as follows:

(Dollars in thousands) March 31, 2013	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds and notes
U.S. Treasury notes	$51,313	$52	$53	$51,312
Mortgage-backed securities	117,767	1,168	214	118,721
Municipal bonds	22,775	592	41	23,326
Other bonds and debentures	65	—	—	65
Equity securities	490	4	60	434

Total available-for-sale	$192,410	$1,816	$368	$193,858

(Dollars in thousands) December 31, 2012	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds and notes
U.S. Treasury notes	$51,394	$29	$48	$51,375
Mortgage-backed securities	136,342	1,569	70	137,841
Municipal bonds	22,112	570	—	22,682
Other bonds and debentures	70	—	—	70
Equity securities	490	2	91	401

Total available-for-sale	$210,408	$2,170	$209	$212,369

The amortized cost of securities and their approximate fair values are summarized as follows:

(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2012:
Available-for-sale securities
Bonds and notes -
U.S. Treasury notes	$51,394	$29	$48	$51,375
Mortgage-backed securities	136,342	1,569	70	137,841
Municipal bonds	22,112	570	—	22,682
Other bonds and debentures	70	—	—	70
Equity securities	490	2	91	401

Total available-for-sale	$210,408	$2,170	$209	$212,369

December 31, 2011:
Available-for-sale securities
Bonds and notes -
Mortgage-backed securities	$154,213	$1,786	$57	$155,942
Municipal bonds	28,475	984	18	29,441
Other bonds and debentures	24,281	255	89	24,447
Equity securities	511	9	32	488

Total available-for-sale	$207,480	$3,034	$196	$210,318

Maturities of Debt Securities, Excluding Mortgage-Backed Securities

Maturities of debt securities, excluding mortgage-backed securities, classified as available-for-sale are as follows as of March 31, 2013:

(Dollars in thousands)	Fair Value
U.S. Treasury notes	$40,846
Municipal bonds	3,751

Total due after one year through five years	$44,597

U.S. Treasury notes	$10,466
Municipal bonds	7,437

Total due after five years through ten years	$17,903

Municipal bonds	$12,138
Other bonds and debentures	65

Total due after ten years	$12,203

Maturities of debt securities, excluding mortgage-backed securities, classified as available-for-sale are as follows as of December 31, 2012:

(Dollars in thousands)	Fair Value
U.S. Treasury notes	$40,881
Municipal bonds	3,775

Total due after one year through five years	$44,656

U.S. Treasury notes	$10,494
Municipal bonds	6,747

Total due after five years through ten years	$17,241

Municipal bonds	$12,160
Other bonds and debentures	70

Total due after ten years	$12,230

Aggregate Fair Value and Unrealized Losses of Securities

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized-loss position for less than 12 months and for 12 months or more, and are not other than temporarily impaired, are as follows as of March 31, 2013:

	Less Than 12 Months		12 Months or Longer		Total
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds and notes
U.S. Treasury notes	$10,466	$53	$—	$—	$10,466	$53
Mortgage-backed securities	34,932	214	2	—	34,934	214
Municipal bonds	2,470	41	—	—	2,470	41
Equity securities	—	—	372	60	372	60

Total temporarily impaired securities	$47,868	$308	$374	$60	$48,242	$368

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized-loss position for less than twelve months and for twelve months or more, and are not other than temporarily impaired, are as follows as of December 31:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(Dollars in thousands)
December 31, 2012:
Bonds and notes -
U.S. Treasury notes	$10,494	$48	$—	$—	$10,494	$48
Mortgage-backed securities	24,025	70	2	—	24,027	70
Equity securities	—	—	377	91	377	91

Total temporarily impaired securities	$34,519	$118	$379	$91	$34,898	$209

December 31, 2011:
Bonds and notes -
Mortgage-backed securities	$38,094	$57	$—	$—	$38,094	$57
Municipal bonds	—	—	1,396	18	1,396	18
Other bonds and debentures	7,056	89	—	—	7,056	89
Equity securities	26	1	462	31	488	32

Total temporarily impaired securities	$45,176	$147	$1,858	$49	$47,034	$196

Loan Portfolio (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Loans Receivable

Loans receivable consisted of the following as of the dates indicated:

March 31, 2013:

(Dollars in thousands)	Originated	Acquired	Total
Real estate loans:
Conventional	$466,177	$12,109	$478,286
Home equity	67,190	—	67,190
Construction	11,808	4,606	16,414
Commercial	175,142	53,717	228,859

	720,317	70,432	790,749
Consumer loans	6,284	642	6,926
Commercial and municipal loans	95,793	13,689	109,482

Total loans	822,394	84,763	907,157
Allowance for loan losses	(9,770)	—	(9,770)
Deferred loan origination costs, net	2,737	—	2,737

Loans receivable, net	$815,361	$84,763	$900,124

December 31, 2012:

(Dollars in thousands)	Originated	Acquired	Total
Real estate loans:
Conventional	$458,206	$13,243	$471,449
Home equity	68,175	1,116	69,291
Construction	15,233	4,179	19,412
Commercial	178,574	55,690	234,264

	720,188	74,228	794,416
Consumer loans	6,595	709	7,304
Commercial and municipal loans	93,680	14,070	107,750

Total loans	820,463	89,007	909,470
Allowance for loan losses	(9,923)	—	(9,923)
Deferred loan origination costs, net	2,767	(78)	2,689

Loans receivable, net	$813,307	$88,929	$902,236

Loans receivable consisted of the following as of December 31:

(Dollars in thousands)	2012			2011
	Originated	Acquired	Total	Total
Real estate loans:
Conventional	$458,206	$13,243	$471,449	$397,010
Home equity	68,175	1,116	69,291	71,990
Construction	15,233	4,179	19,412	12,731
Commercial	178,574	55,690	234,264	148,424

	720,188	74,228	794,416	630,155
Consumer loans	6,595	709	7,304	7,343
Commercial and municipal loans	93,680	14,070	107,750	83,835
Unamortized adjustment to fair value	—	—	—	1,101

Total loans	820,463	89,007	909,470	722,434
Allowance for loan losses	(9,923)	—	(9,923)	(9,131)
Deferred loan origination costs, net	2,767	(78)	2,689	1,649

Loans receivable, net	$813,307	$88,929	$902,236	$714,952

Allowance for Loan and Lease Losses by Portfolio Segment

The following tables set forth information regarding the allowance for loan losses by portfolio segment as of the dates indicated:

	Real Estate:
March 31, 2013: (Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial and Municipal	Consumer	Total
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$123	$220	$—	$44	$—	$387
Ending balance:
Collectively evaluated for impairment	4,709	3,391	145	1,068	70	9,383

Total allowance for loan losses ending balance	$4,832	$3,611	$145	$1,112	$70	$9,770

Loans:
Ending balance:
Individually evaluated for impairment	$5,110	$10,879	$1,506	$953	$—	$18,448
Ending balance:
Collectively evaluated for impairment	528,257	164,263	10,302	94,840	6,284	803,946
Ending Balance:
Acquired loans (discounts related to credit quality)	12,109	53,717	4,606	13,689	642	84,763

Total loans ending balance	$545,476	$228,859	$16,414	$109,482	$6,926	$907,157

	Real Estate:
December 31, 2012: (Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial and Municipal	Consumer	Unallocated	Total
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$232	$129	$—	$—	$—	$—	$361
Ending balance:
Collectively evaluated for impairment	4,665	3,487	208	918	58	226	9,562

Total allowance for loan losses ending balance	$4,897	$3,616	$208	$918	$58	$226	$9,923

Loans:
Ending balance:
Individually evaluated for impairment	$6,964	$9,988	$1,527	$402	$—	$—	$18,881
Ending balance:
Collectively evaluated for impairment	519,417	168,586	13,706	93,278	6,595	—	801,582
Ending Balance:
Acquired loans (discounts related to credit quality)	14,359	55,690	4,179	14,070	709	—	89,007

Total loans ending balance	$540,740	$234,264	$19,412	$107,750	$7,304	$—	$909,470

The following table sets forth information regarding the allowance for loan and lease losses by portfolio segment as of December 31:

	Real Estate:
(Dollars in thousands)	Conventional	Commercial	Construction	Commercial and Municipal	Consumer	Unallocated	Total
December 31, 2012:
Allowance for loan losses:
Originated:
Beginning balance	$4,845	$3,146	$222	$721	$58	$139	$9,131
Charge-offs	(1,239)	(474)	(138)	(438)	(220)	—	(2,509)
Recoveries	167	56	68	142	163	—	596
Provision (benefit)	1,124	888	56	493	57	87	2,705

Ending balance	$4,897	$3,616	$208	$918	$58	$226	$9,923

Acquired:
Beginning balance	$—	$—	$—	$—	$—	$—	$—
Charge-offs	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—
Provision (benefit)	—	—	—	—	—	—	—

Ending balance	$—	$—	$—	$—	$—	$—	$—

Originated:
Individually evaluated for impairment	$232	$129	$—	$—	$—	$—	$361
Collectively evaluated for impairment	4,665	3,487	208	918	58	226	9,562
Acquired loans (Discounts related to Credit Quality)	—	—	—	—	—	—	—

Total allowance for loan losses ending balance	$4,897	$3,616	$208	$918	$58	$226	$9,923

Loans:
Originated:
Individually evaluated for impairment	$6,964	$9,988	$1,527	$402	$—	$—	$18,881
Collectively evaluated for impairment	519,417	168,586	13,706	93,278	6,595	—	801,582
Acquired loans (Discounts related to Credit Quality)	14,359	55,690	4,179	14,070	709	—	89,007

Total loans ending balance	$540,740	$234,264	$19,412	$107,750	$7,304	$—	$909,470

	Real Estate:
(Dollars in thousands)	Conventional	Commercial	Construction	Commercial and Municipal	Consumer	Unallocated	Total
December 31, 2011:
Allowance for loan losses:
Beginning balance	$3,982	$2,920	$567	$2,168	$92	$135	$9,864
Charge-offs	(1,187)	(548)	(303)	(147)	(264)	—	(2,449)
Recoveries	132	—	—	61	172	—	365
Provision (benefit)	1,918	774	(42)	(1,361)	58	4	1,351

Ending balance	$4,845	$3,146	$222	$721	$58	$139	$9,131

Individually evaluated for impairment	$77	$231	$—	$—	$—	$—	$308
Collectively evaluated for impairment	4,768	2,915	222	721	58	139	8,823

Total allowance for loan losses ending balance	$4,845	$3,146	$222	$721	$58	$139	$9,131

Loans:
Individually evaluated for impairment	$5,489	$8,910	$1,006	$1,211	$—	$—	$16,616
Collectively evaluated for impairment	464,524	139,433	11,725	82,771	7,365	—	705,818

Total loans ending balance	$470,013	$148,343	$12,731	$83,982	$7,365	$—	$722,434

The following is a summary of activity of the allowance for loan losses for the year ended December 31, 2010:

(Dollars in thousands)	2010
BALANCE, beginning of year	$9,519
Charged-off loans	(1,877)
Recoveries of loans previously charged-off	215
Transfer to allowance for unfunded commitments	(175)
Provision for loan losses charged to income	2,182

BALANCE, end of year	$9,864

Nonaccrual loans and past-due loans

The following tables set forth information regarding nonaccrual loans and past-due loans as of the dates indicated:

March 31, 2013 (Dollars in thousands)	30-59 Days	60-89 Days	90 Days or More	Total Past Due	Recorded Investments Nonaccrual Loans
Originated:
Real estate:
Conventional	$1,038	$595	$1,537	$3,170	$3,785
Commercial	2,941	440	1,503	4,884	5,606
Home equity	481	159	—	640	41
Land and construction	—	—	—	—	200
Commercial and municipal	93	—	298	391	395
Consumer	56	—	—	56	—

Total	$4,609	$1,194	$3,338	$9,141	$10,027

Acquired:
Real estate:
Commercial	$171	$194	$—	$365	$828
Commercial	—	—	—	—	47

Total	$171	$194	$—	$365	$875

December 31, 2012 (Dollars in thousands)	30-59 Days	60-89 Days	90 Days or More	Total Past Due	Recorded Investments Nonaccrual Loans
Originated
Real estate:
Conventional	$3,869	$1,327	$2,461	$7,657	$6,250
Commercial	3,019	236	358	3,613	9,304
Home equity	555	172	144	871	158
Land and construction	10	—	—	10	887
Commercial and municipal	224	276	195	695	402
Consumer	12	—	—	12	—

Total	$7,689	$2,011	$3,158	$12,858	$17,001

The following table sets forth information regarding originated nonaccrual loans and past-due loans as of December 31:

(Dollars in thousands)	30 - 59 Days	60 - 89 Days	90 Days or More	Total Past Due	Total Current	Total	90 Days and Accruing	Nonaccrual Loans
December 31, 2012:
Real estate:
Conventional	$3,869	$1,327	$2,461	$7,657	$450,549	$458,206	$—	$6,250
Commercial	3,019	236	358	3,613	174,961	178,574	—	9,304
Home equity	555	172	144	871	67,304	68,175	—	158
Construction	10	—	—	10	15,223	15,233	—	887
Commercial and municipal	224	276	195	695	92,985	93,680	—	402
Consumer	12	—	—	12	6,583	6,595	—	—

Total	$7,689	$2,011	$3,158	$12,858	$807,605	$820,463	$—	$17,001

(Dollars in thousands)	30 - 59 Days	60 - 89 Days	90 Days or More	Total Past Due	Total Current	Total	90 Days and Accruing	Nonaccrual Loans
December 31, 2011:
Real estate:
Conventional	$1,925	$615	$1,306	$3,846	$393,164	$397,010	$—	$5,578
Commercial	966	584	1,513	3,063	145,361	148,424	—	8,485
Home equity	498	—	—	498	71,492	71,990	—	—
Construction	444	—	176	620	12,111	12,731	—	1,006
Commercial and municipal	178	352	280	810	83,025	83,835	—	1,540
Consumer	22	—	8	30	7,313	7,343	—	8

Total	$4,033	$1,551	$3,283	$8,867	$712,466	$721,333	$—	$16,617

Impaired Financing Receivables

Information about loans that meet the definition of an impaired loan in ASC 310-10-35, “Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality-Subsequent Measurement,” is as follows as of March 31, 2013:

(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance For Credit Losses	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Conventional	$4,044	$4,550	$—	$4,499	$47
Home equity	41	52	—	42	1
Commercial	9,994	10,850	—	10,372	133
Land and construction	1,506	1,506	—	1,518	14
Commercial and municipal	432	588	—	486	3

Total impaired with no related allowance:	$16,017	$17,546	$—	$16,917	$198

With an allowance recorded:
Real estate:
Conventional	$1,025	$1,352	$123	$1,025	$3
Commercial	885	885	220	900	13
Commercial and municipal	521	521	44	523	5

Total impaired with an allowance recorded:	$2,431	$2,758	$387	$2,448	$21

Total:
Real estate:
Conventional	$5,069	$5,902	$123	$5,524	$50
Home equity	41	52	—	42	1
Commercial	10,879	11,735	220	11,272	146
Land and construction	1,506	1,506	—	1,518	14
Commercial and municipal	953	1,109	44	1,009	8

Total impaired loans:	$18,448	$20,304	$387	$19,365	$219

Information about loans that meet the definition of an impaired loan in ASC 310-10-35 is as follows as of December 31, 2012:

(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance For Credit Losses	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Conventional	$6,057	$6,979	$—	$6,315	$252
Home equity	158	211	—	168	6
Commercial	9,004	9,603	—	9,245	554
Land and construction	1,527	1,527	—	1,547	67
Commercial and municipal	402	455	—	573	38

Total impaired with no related allowance:	$17,148	$18,775	$—	$17,848	$917

With an allowance recorded:
Real estate:
Conventional	$749	$782	$232	$772	$38
Commercial	984	984	129	986	45

Total impaired with an allowance recorded:	$1,733	$1,766	$361	$1,758	$83

Total:
Real estate:
Conventional	$6,806	$7,761	$232	$7,087	$290
Home equity	158	211	—	168	6
Commercial	9,988	10,587	129	10,231	599
Land and construction	1,527	1,527	—	1,547	67
Commercial and municipal	402	455	—	573	38

Total impaired loans:	$18,881	$20,541	$361	$19,606	$1,000

TDR’s. The following table summarizes, by class of loan, information related to individually - evaluated impaired loans within the originated portfolio:

(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2012:
With no related allowance recorded:
Real Estate:
Conventional	$6,057	$6,979	$—	$6,315	$252
Home equity	158	211	—	168	6
Commercial	9,004	9,603	—	9,245	554
Construction	1,527	1,527	—	1,547	67
Commercial and municipal	402	455	—	573	38

Total impaired with no related allowance	$17,148	$18,775	$—	$17,848	$917

With an allowance recorded:
Real Estate:
Conventional	$749	$782	$232	$772	$38
Commercial	984	984	129	986	45

Total impaired with an allowance recorded	$1,733	$1,766	$361	$1,758	$83

Total
Real Estate:
Conventional	$6,806	$7,761	$232	$7,087	$290
Home equity	158	211	—	168	6
Commercial	9,988	10,587	129	10,231	599
Construction	1,527	1,527	—	1,547	67
Commercial and municipal	402	455	—	573	38

Total impaired loans	$18,881	$20,541	$361	$19,606	$1,000

(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2011:
With no related allowance recorded:
Real Estate:
Conventional	$3,926	$3,926	$—	$2,124	$83
Commercial	7,584	7,584	—	6,407	437
Construction	1,006	1,006	—	307	11
Commercial and municipal	1,211	1,211	—	690	45

Total impaired with no related allowance	$13,727	$13,727	$—	$9,528	$576

With an allowance recorded:
Real Estate:
Conventional	$1,563	$1,563	$77	$542	$32
Commercial	1,326	1,326	231	782	86

Total impaired with an allowance recorded	$2,889	$2,889	$308	$1,324	$118

Total
Real Estate:
Conventional	$5,489	$5,489	$77	$2,666	$115
Commercial	8,910	8,910	231	7,189	523
Construction	1,006	1,006	—	307	11
Commercial and municipal	1,211	1,211	—	690	45

Total impaired loans	$16,616	$16,616	$308	$10,852	$694

The following table presents a summary of credit impaired loans acquired through the merger with The Nashua Bank as of December 31, 2012.

(Dollars in thousands)	Commercial Real Estate and Commercial Business
Contractually required payments receivable	$1,408
Nonaccretable difference

Cash flows expected to be collected	1,408
Accretable yield	—

Fair value of purchased credit impaired loans acquired	$1,408

Troubled Debt Restructurings on Financing Receivables

The following table presents modified loans by class that were determined to be TDR’s that occurred during the years ended December 31:

(Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
December 31, 2012:
Troubled Debt Restructurings:
Real estate:
Conventional	13	$1,480	$1,456
Commercial	17	5,022	4,582
Construction	4	1,340	1,317
Commercial and municipal	4	157	111

	38	$7,999	$7,466

(Dollars in thousands)	Number of Contracts	Recorded Investment
Troubled Debt Restructurings
That Subsequently Defaulted:
Conventional	3	$442
Commercial	2	458
Commercial and municipal	1	31

	6	$931

(Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
December 31, 2011:
Troubled Debt Restructurings:
Real estate:
Conventional	20	$3,322	$3,322
Commercial	16	4,487	4,487
Construction	1	202	202
Commercial and municipal	8	733	697

	45	$8,744	$8,708

(Dollars in thousands)	Number of Contracts	Recorded Investment
Troubled Debt Restructurings
That Subsequently Defaulted:
Conventional	3	$281
Commercial	2	153
Commercial and municipal	4	381

	9	$815

Troubled debt restructured loans and leases are considered impaired and are included in the previous impaired loan disclosures in this footnote. As of December 31, 2012 and 2011, the Company has not committed to lend additional amounts to customers with outstanding loans and leases that are classified as troubled debt restructurings.

During the years ended December 31, 2012 and 2011, certain loans and lease modifications were executed which constituted troubled debt restructurings. Substantially all of these modifications included one or a combination of the following: an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; temporary reduction in the interest rate; or change in scheduled payment amount.

The following table presents information on how loans were modified as TDRs during the twelve months ended December 31:

	Extended Maturity	Adjusted Interest Rate	Combination of Rate and Maturity	Other (a)	Total
(Dollars in thousands)
December 31, 2012:
Real estate:
Conventional	$219	$466	$418	$353	$1,456
Commercial	1,931	—	—	2,651	4,582
Construction	1,317	—	—	—	1,317
Commercial and municipal	64	—	15	32	111

Total TDRs	$3,531	$466	$433	$3,036	$7,466

December 31, 2011:
Real estate:
Conventional	$—	$51	$—	$3,271	$3,322
Commercial	303	—	—	4,184	4,487
Construction	—	—	—	202	202
Commercial and municipal	—	—	44	653	697

Total TDRs	$303	$51	$44	$8,310	$8,708

(a)	Other includes covenant modifications, forbearance and/or other modifications.

Company's loans by risk ratings

The following table presents the Company’s loans by risk ratings as of March 31, 2013:

	Real Estate
(Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial and Municipal	Consumer	Total
Originated:
Grade:
Loans not formally rated	$520,887	$18,096	$6,120	$20,145	$6,284	$571,532
Pass	6,674	142,020	3,485	74,385	—	226,564
Special mention	—	971	697	125	—	1,793
Substandard	5,806	14,055	1,506	1,138	—	22,505

Total	$533,367	$175,142	$11,808	$95,793	$6,284	$822,394

Acquired:
Grade:
Loans not formally rated	$12,109	$434	$1,817	$—	$642	$15,002
Pass	—	51,513	2,553	13,098	—	67,164
Special mention	—	—	236	544	—	780
Substandard	—	1,770	—	47	—	1,817

Total	$12,109	$53,717	$4,606	$13,689	$642	$84,763

The following table presents the Company’s loans by risk ratings as of December 31, 2012:

	Real Estate
(Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial and Municipal	Consumer	Total
Originated:
Grade:
Loans not formally rated	$519,398	$10,468	$7,111	$38,266	$6,595	$581,838
Pass	—	152,162	5,834	54,501	—	212,497
Special mention	112	1,212	761	156	—	2,241
Substandard	6,871	14,732	1,527	757	—	23,887

Total	$526,381	$178,574	$15,233	$93,680	$6,595	$820,463

Acquired:
Grade:
Loans not formally rated	$13,978	$7,709	$2,018	$3,423	$709	$27,837
Pass	—	45,644	1,922	10,387	—	57,953
Special mention	—	300	239	260	—	799
Substandard	381	2,037	—	—	—	2,418

Total	$14,359	$55,690	$4,179	$14,070	$709	$89,007

The following table presents the Company’s loans by risk rating as of December 31:

	Real Estate:
	Conventional	Commercial	Construction	Commercial and Municipal	Consumer	Total
(Dollars in thousands)
December 31, 2012:
Originated
Grade:
Pass	$—	$152,162	$5,834	$54,501	$—	$212,497
Special mention	112	1,212	761	156	—	2,241
Substandard	6,871	14,732	1,527	757	—	23,887
Loans not formally rated	519,398	10,468	7,111	38,266	6,595	581,838

Total	$526,381	$178,574	$15,233	$93,680	$6,595	$820,463

Acquired
Grade:
Pass	$—	$45,644	$1,922	$10,387	$—	$57,953
Special mention	—	300	239	260	—	799
Substandard	381	2,037	—	—	—	2,418
Loans not formally rated	13,978	7,709	2,018	3,423	709	27,837

Total	$14,359	$55,690	$4,179	$14,070	$709	$89,007

December 31, 2011:
Grade:
Pass	$—	$125,405	$10,506	$81,835	$—	$217,746
Special mention	109	5,266	1,166	1,163	—	7,704
Substandard	5,489	17,753	1,059	837	—	25,138
Loans not formally rated	463,402	—	—	—	7,343	470,745

Total	$469,000	$148,424	$12,731	$83,835	$7,343	$721,333

Amount of Loans Sold and Participated

fixed-rate loans to sell. The amount of loans sold and participated out which are serviced by the Company are as follows as of December 31:

(Dollars in thousands)	2012	2011
Sold loans	$385,425	$365,811

Participation loans	$31,428	$32,734

Analysis of Aggregate Changes in Valuation Allowances for Capitalized Servicing Rights

as of December 31, 2012 and 2011, respectively. Following is an analysis of the aggregate changes in the valuation allowances for capitalized servicing rights:

(Dollars in thousands)	2012	2011
Balance, beginning of year	$58	$45
Increase	11	13

Balance, end of year	$69	$58

Troubled Debt Restructuring

The following tables present the recorded investment in troubled debt restructured loans as of March 31, 2013, and December 31, 2012, based on payment performance status:

	March 31, 2013
	Real Estate:
(Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial	Total
Performing	$2,518	$4,269	$1,306	$526	$8,619
Non-performing	418	3,089	—	100	3,607

Total	$2,936	$7,358	$1,306	$626	$12,226

	December 31, 2012
	Real Estate:
(Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial	Total
Performing	$1,406	$5,703	$1,317	$136	$8,562
Non-performing	1,960	2,402	—	157	4,519

Total	$3,366	$8,105	$1,317	$293	$13,081

Pre-Modification Balance Information on how Loans were Modified as TDRs

The following table presents pre-modification balance information on how loans were modified as TDRs during the three months ended March 31, 2013:

(Dollars in thousands)	Extended Maturity	Combination of Interest Only Payments, Rate, and Maturity	Interest Only Payments and Maturity	Combination of Maturity, Interest Rate, and Reamortized	Total
Real estate:
Residential	$—	$85	$79	$219	$383
Land and Construction	700	—	—	—	700
Commercial	298	—	—	—	298

Total TDRs	$998	$85	$79	$219	$1,381

The following table presents pre-modification balance information on how loans were modified as TDRs during the twelve months ended December 31, 2012:

(Dollars in thousands)	Extended Maturity	Combination of Payment, Rate, and Maturity	Interest Only Payments	Interest Only Payments and Maturity	Forgiveness of Principal, Reamortized, and Maturity	Other (a)	Total
Real estate:
Residential	$48	$219	$30	$180	$—	$1,003	$1,480
Commercial	1,239	89	985	434	2,276	—	5,023
Land and Construction	698	641	—	—	—	—	1,339
Commercial	36	—	—	106	—	15	157

Total TDRs	$2,021	$949	$1,015	$720	$2,276	$1,018	$7,999

Summary of Troubled Debt Restructurings that Occurred During Periods

The following table summarizes troubled debt restructurings that occurred during the period indicated:

	For the three months ended March 31, 2013
(Dollars in thousands)	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Real estate:
Conventional	3	$383	$383
Commercial	1	298	298
Land and construction	4	700	700

Total	8	$1,381	$1,381

Troubled Debt Restructurings Payment Default

The following table summarizes the troubled debt restructurings for which there was a payment default during the periods indicated, which occurred within twelve months following the date of the restructuring:

	For the three months ending March 31, 2013
(Dollars in thousands)	Number of Loans	Recorded Investment
Real estate:
Conventional	1	$91
Commercial	2	681

Total	3	$772

Summary of Credit Impaired Loans Acquired through Merger

The following tables present a summary of credit impaired loans acquired through the merger with The Nashua Bank as of:

	March 31, 2013	December 31, 2012
(Dollars in thousands)	Commercial Real Estate and Commercial Business	Commercial Real Estate and Commercial Business
Contractually required payments receivable	$1,259	$1,408
Nonaccretable difference	—	—

Cash flows expected to be collected	1,259	1,408
Accretable yield	—	—

Fair value of purchased credit impaired loans acquired	$1,259	$1,408

Analysis of Aggregate Changes in Valuation Allowances for Capitalized Servicing Rights

Following is an analysis of the aggregate changes in the valuation allowance for capitalized servicing rights during the period indicated:

	Three months ended March 31,
(Dollars in thousands)	2013	2012
Balance, beginning of period	$69	$58
(Decrease) increase	(54)	225

Balance, end of period	$15	$283

Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment

Premises and equipment are shown on the consolidated balance sheets at cost, net of accumulated depreciation, as follows as of December 31:

(Dollars in thousands)	2012	2011
Land and land improvements	$2,694	$2,438
Buildings and premises	20,030	18,996
Furniture, fixtures and equipment	10,664	9,933

	33,388	31,367
Less - Accumulated depreciation	16,127	14,917

	$17,261	$16,450

Investment in real estate (Tables)	12 Months Ended
Dec. 31, 2012
Investment in Real Estate

The balance in investment in real estate consisted of the following as of December 31:

(Dollars in thousands)	2012	2011
Land and land improvements	$551	$412
Buildings and premises	4,269	3,656

	4,820	4,068
Less - Accumulated depreciation	746	617

	$4,074	$3,451

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits

Deposits are summarized as follows as of December 31:

(Dollars in thousands)	2012	2011
Demand deposits	$74,132	$64,356
Savings	190,467	152,590
N.O.W.	248,330	209,150
Money market	82,608	40,503
Time deposits	353,804	336,424

	$949,341	$803,023

Maturities of Time Deposits	The following is a summary of maturities of time deposits as of December 31, 2012:

(Dollars in thousands)
2013	$210,349
2014	55,133
2015	41,183
2016	24,659
2017	22,480

Total	$353,804

Interest Expense by Major Category of Interest Bearing Deposits

Interest expense by major category of interest-bearing deposits is summarized as follows for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Time deposits	$3,762	$5,044	$5,869
N.O.W.	209	261	227
Money market	137	164	173
Savings	273	302	365

	$4,381	$5,771	$6,634

Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Advances of Federal Home Loan Bank Redeemable at Par at Option of Federal Home Loan Bank

As of December 31, 2012, the following advance from the FHLB was redeemable at par at the option of the FHLB:

MATURITY DATE	OPTIONAL REDEMPTION DATE	AMOUNT
April 30, 2018	January 28, 2013 and quarterly thereafter	$10,000
May 2, 2016	April 30, 2013 and quarterly thereafter	10,000

Federal Home Loan Bank Advances
Maturities of Advances from FHLB

Maturities of advances from the FHLB for the years ending after December 31, 2012 are summarized as follows:

(Dollars in thousands)
2013	$81,000
2014	20,750
2015	16,000
2016	15,000
Thereafter	10,000
Fair value adjustment	(20)

$142,730

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Expense

The components of income tax expense are as follows for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Current tax expense	$3,205	$2,020	$3,717
Benefit from net operating loss carryovers	—	—	(68)
Deferred tax expense (benefit)	479	791	(105)

Total income tax expense	$3,684	$2,811	$3,544

Schedule of Effective Income Tax Rate Reconciliation

The reasons for the differences between the tax at the statutory federal income tax rate and the effective tax rates are summarized as follows for the years ended December 31:

	2012	2011	2010
	% of Income	% of Income	% of Income
Federal income tax at statutory rate	34.0%	34.0%	34.0
Increase (decrease) in tax resulting from:
Tax-exempt income	(5.5)	(7.5)	(4.8)
Dividends received deduction	(1.2)	(1.4)	(0.5)
Federal tax credits	(0.3)	(0.3)	(0.3)
Merge related expenses	2.2	—	—
Other, net	3.0	2.0	2.4

Effective tax rates	32.2%	26.8%	30.8%

Schedule of Deferred Tax Assets and Liabilities

The Company had gross deferred tax assets and gross deferred tax liabilities as follows as of December 31:

(Dollars in thousands)	2012	2011
Deferred tax assets:
Interest on non-performing loans	$139	$69
Allowance for loan losses	3,554	3,474
Deferred compensation	714	702
Deferred retirement expense	951	789
Restricted stock awards	15	—
Accrued directors fees	27	32
Accrued group health contingency	52	46
Writedown of securities	—	343
Net unrealized loss on derivative	65	185
Unrecognized employee benefits under ASC 715-10	1,680	1,537
Other	252	51

Gross deferred tax assets	7,449	7,228

Deferred tax liabilities:
Deferred loan costs, net of fees	(1,149)	(653)
Prepaid pension	(1,621)	(1,643)
Accelerated depreciation	(611)	(651)
Purchased goodwill	(3,257)	(2,961)
Mortgage servicing rights	(851)	(717)
Net unrealized gain on available-for-sale securities	(777)	(1,124)
Core deposit intangibles and other market value adjustments	(1,180)	(1,144)

Gross deferred tax liabilities	(9,446)	(8,893)

Net deferred tax liability	$(1,997)	$(1,665)

Stock compensation plans (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Stock Option Plans Activity

A summary of the status of the Company’s fixed stock option plans as of December 31, 2012, 2011 and 2010 and changes during the years ending on those dates is presented below:

	2012		2011		2010
	Shares	Weighted-Average Exercise Price	Shares	Weighted-Average Exercise Price	Shares	Weighted-Average Exercise Price
Outstanding at beginning of year	304,042	$12.66	306,042	$12.66	308,042	$12.64
Forfeited	(19,000)	12.74	(2,000)	13.25	—	—
Exercised	(40,042)	9.13	—	—	(2,000)	9.13

Outstanding at end of year	245,000	$13.23	304,042	$12.66	306,042	$12.66

Options exercisable at year-end	245,000	—	304,042		306,042
Weighted-average fair value of options granted during the year	—		—		—

Fixed Stock Options Outstanding

The following table summarizes information about fixed stock options outstanding as of December 31, 2012:

Options Outstanding and Exercisable
Exercise Price	Number Outstanding	Remaining Contractual Life
$13.05	100,000	0.8 years
13.25	137,500	2.9 years
15.30	7,500	3.1 years

$13.23	245,000	2.0 years

Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Changes in Projected Benefit Obligation and Plan Assets

The following tables set forth information about the plan for the years ended December 31, 2012, 2011 and 2010:

(Dollars in thousands)	2012	2011	2010
Change in projected benefit obligation:
Benefit obligation at beginning of year	$6,560	$6,022	$5,566
Interest cost	338	327	333
Actuarial loss	838	377	528
Benefits paid	(229)	(166)	(405)

Benefit obligation at end of year	7,507	6,560	6,022

Change in plan assets:
Plan assets at estimated fair value at beginning of year	6,828	6,354	6,141
Actual return on plan assets	756	40	618
Benefits paid	(229)	(166)	(405)
Contributions	6	600	—

Fair value of plan assets at end of year	7,361	6,828	6,354

Funded status	$(146)	$268	$332

Components of Net Periodic Cost and Other Comprehensive Loss (Income)

Components of net periodic cost and other comprehensive loss for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Interest cost on benefit obligation	$338	$327	$333
Expected return on assets	(536)	(501)	(486)
Amortization of unrecognized actuarial loss	258	206	178

Net periodic cost	60	32	25

Other changes in plan assets and benefit obligations recognized in other comprehensive loss, before tax effect:
Actuarial loss	618	838	396
Amortization of unrecognized actuarial loss	(258)	(206)	(178)

Total recognized in other comprehensive loss	360	632	218

Total recognized in net periodic cost and other comprehensive loss	$420	$664	$243

Assumptions Used to Determine Net Periodic Pension Cost

For the years ended December 31, 2012, 2011 and 2010, the assumptions used to determine the net period pension cost are as follows:

	2012	2011	2010
Discount rate	5.25%	5.50%	5.50%
Increase in future compensation levels	—	—	—
Expected long-term rate of return on plan assets	8.00	8.00	8.00

Pension Plan Assets Measured at Fair Value by Asset Category

The Company’s pension plan assets measured at fair value at December 31, 2012, by asset category, are as follows:

	Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
(Dollars in thousands)
December 31, 2012:
U.S. equity securities	$1,052	$385	$667	$—
Registered investment companies (a)	6,176	6,176	—	—
Money market	133	133	—	—

Totals	$7,361	$6,694	$667	$—

(a)	Includes 57% invested in fixed income funds and 43% invested in equity and index funds.

The Company’s pension plan assets measured at fair value at December 31, 2011, by asset category, are as follows:

	Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
(Dollars in thousands)
December 31, 2011:
U.S. equity securities	$947	$947	$—	$—
Registered investment companies (a)	2,737	—	2,737	—
Corporate debt securities	1,082	—	1,082	—
U.S. Government and agency securities	1,102	—	1,102	—
Money market	960	960	—	—

Totals	$6,828	$1,907	$4,921	$—

(a)	Includes 13.3% invested in fixed income funds and 86.7% invested in equity and index funds.

The Company’s pension plan assets are generally classified within level 1 or level 2 of the fair value hierarchy (See Note 14, “Fair Value Measurements,” to the Consolidated Financial Statements for a description of the fair value hierarchy) because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.

Equity securities include 30,294 shares of the Company’s common stock as of December 31, 2012 and 2011. The fair values of the shares on those dates were $385 thousand (5.2% of total plan assets) and 342 thousand (5.0% of total plan assets), respectively.

The investment policy for the defined benefit pension plan sponsored by the Bank is based on ERISA standards for prudent investing. The Bank seeks maximum return while limiting risk, through a balanced portfolio of equity and fixed income investments. The investment objectives also include appreciation of principal with modest requirement for current income. The investment horizon varies with circumstances. Within each asset class, a diversified mix of individual securities and bonds is selected.

To maximize the ability of achieving the Company’s overall goals for the plan’s assets and to provide the required level of income each year, the allocation between common stocks, bonds and cash equivalents shall adhere to the following target allocation based on market value:

Target Allocation
Equities	30-50%
Fixed income	50-70%
Money market	0-10%

Estimated Future Benefit Payments	Estimated future benefit payments, which reflect expected future service, as appropriate, are as follows:

(Dollars in thousands)
2013	$259
2014	274
2015	337
2016	334
2017	358
Years 2018-2022	2,070

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Total Minimum Rent Commitments Due in Future Periods

and November 30, 2017. The total minimum rent commitments due in future periods under these existing agreements is as follows as of December 31, 2012:

(Dollars in thousands)
2013	$417
2014	442
2015	214
2016	202
2017	67

Total minimum lease payments	$1,342

Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Assets and Liabilities Measured on Recurring and Nonrecurring Basis

The following summarizes assets and liabilities measured at fair value at March 31, 2013, and December 31, 2012.

Assets Measured at Fair Value on a Recurring Basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	March 31, 2013	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
U.S. Treasury notes	$51,312	$—	$51,312	$—
Mortgage-backed securities	118,721	—	118,721	—
Municipal bonds	23,326	—	23,326	—
Other bonds and debentures	65	—	65	—
Equity securities	434	434	—	—

Totals	$193,858	$434	$193,424	$—

(Dollars in thousands)	December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
U.S. Treasury notes	$51,375	$—	$51,375	$—
Mortgage-backed securities	137,841	—	137,841	—
Municipal bonds	22,682	—	22,682	—
Other bonds and debentures	70	—	70	—
Equity securities	401	401	—	—

Totals	$212,369	$401	$211,968	$—

Liabilities Measured at Fair Value on a Recurring Basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	March 31, 2013	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Derivative – interest rate swap	$80	$—	$80	$—

	$80	$—	$80	$—

(Dollars in thousands)	December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Derivative – interest rate swap	$166	$—	$166	$—

	$166	$—	$166	$—

The following summarizes assets and liabilities measured at fair value for the period ending December 31, 2012 and 2011.

Assets measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
December 31, 2012:
U.S. Treasury notes	$51,375	$—	$51,375	$—
Municipal bonds	22,682	—	22,682	—
Other bonds and debentures	70	—	70	—
Mortgage-backed securities	137,841	—	137,841	—
Equity securities	401	401	—	—

Totals	$212,369	$401	$211,968	$—

December 31, 2011:
Municipal bonds	$29,441	$—	$29,441	$—
Other bonds and debentures	24,447	—	24,447	—
Mortgage-backed securities	155,942	—	155,942	—
Equity securities	488	488	—	—

Totals	$210,318	$488	$209,830	$—

Liabilities measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
December 31, 2012:
Derivative - interest rate swap	$166	$—	$166	$—

Totals	$166	$—	$166	$—

December 31, 2011:
Derivative - interest rate swap	$468	$—	$468	$—

Totals	$468	$—	$468	$—

Financial instruments measured at fair value on a non-recurring basis

Assets Measured at Fair Value on a Nonrecurring Basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	March 31, 2013	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Impaired loans	$2,044	$—	$—	$2,044
Other real estate owned	102	—	—	102

	$2,146	$—	$—	$2,146

(Dollars in thousands)	December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Impaired loans	$1,372	$—	$—	$1,372
Other real estate owned	102	—	—	102

	$1,474	$—	$—	$1,474

The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy at December 31, 2012 and 2011, for which a nonrecurring change in fair value has been recorded:

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
December 31, 2012:
Impaired loans	$1,372	$—	$—	$1,372
Other real estate owned	102	—	—	102

Totals	$1,474	$—	$—	$1,474

December 31, 2011:
Impaired loans	$2,581	$—	$—	$2,581
Other real estate owned	1,344	—	—	1,344

Totals	$3,925	$—	$—	$3,925

Estimated Fair Values of Company's Financial Instruments

The estimated fair values of the Company’s financial instruments at March 31, 2013, and December 31, 2012, all of which are held or issued for purposes other than trading, were as follows:

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands) March 31, 2013	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial assets:
Cash and cash equivalents	$22,293	$22,293	$22,293	$—	$—
Securities available-for-sale	193,858	193,858	434	193,424	—
Federal Home Loan Bank stock	9,293	9,293	9,293	—	—
Loans held-for-sale	8,556	8,590	—	8,590	—
Loans, net	900,124	913,398	—	—	913,398
Investment in unconsolidated subsidiaries	620	563	—	—	563
Accrued interest receivable	3,221	3,221	3,221	—	—

Financial liabilities:
Deposits	912,407	916,944	—	916,944	—
FHLB advances	132,231	133,929	—	133,929	—
Securities sold under agreements to repurchase	19,305	19,305	19,305	—	—
Subordinated debentures	20,620	18,727	—	—	18,727
Derivatives – interest rate swap	80	80	—	80	—

	Fair Value Measurements at Reporting Date Using
(Dollars in thousands) December 31, 2012	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial assets:
Cash and cash equivalents	$39,412	$39,412	$39,412	$—	$—
Securities available-for-sale	212,369	212,369	401	211,968	—
Federal Home Loan Bank stock	9,506	9,506	9,506	—	—
Loans held-for-sale	11,983	12,164	—	12,164	—
Loans, net	902,236	918,181	—	—	918,181
Investment in unconsolidated subsidiaries	620	563	—	—	563
Accrued interest receivable	2,845	2,845	2,845	—	—

Financial liabilities:
Deposits	949,341	952,949	—	952,949	—
FHLB advances	142,730	145,651	—	145,651	—
Notes payable	7	7	—	7	—
Securities sold under agreements to repurchase	14,619	14,619	14,619	—	—
Subordinated debentures	20,620	18,419	—	—	18,419
Derivatives – interest rate swap	166	166	—	166	—

The estimated fair values of the Company’s financial instruments, all of which are held or issued for purposes other than trading, were as follows as of December 31:

	December 31, 2012
	Carrying	Fair Value
(Dollars in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$39,412	$39,412	$—	$—	$39,412
Securities available-for-sale	212,369	401	211,968	—	212,369
Federal Home Loan Bank stock	9,506	9,506	—	—	9,506
Loans held-for-sale	11,983	—	12,164	—	12,164
Loans, net	902,236	—	—	918,181	918,181
Investment in unconsolidated subsidiaries	620	—	—	563	563
Accrued interest receivable	2,845	2,845	—	—	2,845

Financial liabilities:					—
Deposits	949,341	—	952,949	—	952,949
FHLB advances	142,730	—	145,651	—	145,651
Notes payable	7	—	7	—	7
Securities sold under agreements to repurchase	14,619	14,619	—	—	14,619
Subordinated debentures	20,620	—	—	18,724	18,724
Derivative - interest rate swap	166	—	166	—	166

	December 31, 2011
(Dollars in thousands)	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$24,740	$24,740
Securities available-for-sale	210,318	210,318
Federal Home Loan Bank stock	7,615	7,615
Loans held-for-sale	3,434	3,478
Loans, net	714,952	721,388
Investment in unconsolidated subsidiaries	620	554
Accrued interest receivable	2,669	2,669

Financial liabilities:
Deposits	803,023	806,295
FHLB advances	80,967	82,999
Notes payable	543	543
Securities sold under agreements to repurchase	15,514	15,514
Subordinated debentures	20,620	18,419
Derivative - interest rate swap	468	468

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Assets Acquired and Liabilities

A summary of the fair values of assets acquired and liabilities assumed at the date of the acquisition is as follows:

(Dollars in thousands)	The Nashua Bank
Cash and due from banks	$2,790
Federal Home Loan Bank stock	383
Securities available-for-sale	20,852
Loans, net	88,203
Premises and equipment	729
Investment in real estate	249
Other assets and accrued interest receivable	470

Total assets acquired	113,676

Total deposits	98,479
FHLB advances	1,754
Accrued expenses and other liabilities	897

Total liabilities assumed	101,130

Net assets acquired	12,546
Goodwill	6,746
Core deposit intangible asset	2,086

Total purchase price	$21,378

Proforma Information Assumptions of Acquisition

The following proforma information assumes that the acquisitions had occurred at the beginning of each of the periods presented.

(Dollars in thousands)	2012	2011	2010
Total revenue	$56,287	$52,786	$53,940
Net income	$8,545	$7,927	$8,620
Net income available to common shareholders	$7,849	$7,205	$8,104
Earnings per share:
Basic	$1.11	$1.04	$1.17
Diluted	$1.11	$1.04	$1.17

Earnings per share (EPS) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basic and diluted net income per common share

Basic and diluted net income per common share calculations are as follows (in thousands, except share and per share data):

	For the three months ended March 31,
	2013	2012
Basic EPS:
Net income as reported	$2,052	$2,082
Preferred stock net accretion	—	—
Cumulative preferred stock dividend earned	(141)	(250)

Net income available to common stockholders	$1,911	$1,832

Weighted average common shares outstanding	7,060,234	5,834,173
Net income per common share – basic	$0.27	$0.31

Dilutive EPS:
Net income available to common stockholders	$1,911	$1,832

Weighted average common shares outstanding	7,060,234	5,834,173
Effect of dilutive securities, options	416	9,841

Weighted average common shares outstanding – diluted	7,060,650	5,844,014
Net income per common share – diluted	$0.27	$0.31

Reconciliation of the numerators and the denominators of the basic and diluted per share computations for net income are as follows:

(Dollars in thousands, except for per share data):	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Year ended December 31, 2012
Basic EPS
Net income as reported	$7,759
Preferred stock net accretion	—
Preferred stock dividend earned	(666)

Net income available to common stockholders	7,093	5,907,113	$1.20
Effect of dilutive securities, options	—	4,938

Diluted EPS
Income available to common stockholders and assumed conversions	$7,093	5,912,051	$1.20

Year ended December 31, 2011
Basic EPS
Net income as reported	$7,669
Preferred stock net accretion	(53)
Preferred stock dividend earned	(660)

Net income available to common stockholders	6,956	5,782,115	$1.20
Effect of dilutive securities, options	—	11,626

Diluted EPS
Income available to common stockholders and assumed conversions	$6,956	5,793,741	$1.20

Year ended December 31, 2010
Basic EPS
Net income as reported	$7,947
Preferred stock net accretion	(16)
Preferred stock dividend earned	(500)

Net income available to common stockholders	7,431	5,772,123	$1.29
Effect of dilutive securities, options	—	6,912

Diluted EPS
Income available to common stockholders and assumed conversions	$7,431	5,779,035	$1.29

Other Comprehensive (Loss) Income (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Components of Other Comprehensive Income

Reclassification disclosure for the three month period ended March 31, 2013 and 2012 follows:

(Dollars in thousands)	For the three months ended March 31,
	2013	2012
Net unrealized holding losses on available-for-sale securities	$(346)	$(78)
Reclassification adjustment for realized gains in net income	(167)	(1,151)

Other comprehensive loss before income tax effect	(513)	(1,229)
Income tax benefit	204	917

	(309)	(312)

Other comprehensive loss – pension plan	—	—
Income tax benefit	—	—

	—	—

Change in fair value of derivatives used for cash flow hedges	101	54
Income tax expense	(49)	(20)

	52	34

Other comprehensive income – equity investment	6	13
Income tax expense	—	—

	6	13

Other comprehensive loss, net of tax effect	$(251)	$(265)

The components of other comprehensive (loss) income, included in stockholders’ equity are as follows during the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Net unrealized holding gains on available-for-sale securities	$2,942	$5,743	$2,603
Reclassification adjustment for realized gains in net income	(3,819)	(2,588)	(2,083)

Other comprehensive (loss) income before income tax effect	(877)	3,155	520
Income tax benefit (expense)	347	(1,249)	(206)

	(530)	1,906	314

Other comprehensive loss - pension plan	(360)	(632)	(218)
Income tax benefit	143	251	86

	(217)	(381)	(132)

Change in fair value of derivatives used for cash flow hedges	302	243	(158)
Income tax (expense) benefit	(120)	(97)	63

	182	146	(95)

Other comprehensive (loss) income - equity investment	8	(31)	62
Income tax benefit (expense)	—	—	—

	8	(31)	62

Other comprehensive (loss) income, net of tax effect	$(557)	$1,640	$149

Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss consists of the following:

(Dollars in thousands)	As of
	March 31, 2013	December 31, 2012
Net unrealized holding gains on available-for-sale securities, net of taxes	$875	$1,184
Unrecognized net actuarial loss, defined benefit pension plan, net of tax	(2,560)	(2,559)
Unrecognized net loss, derivative, net of tax	(48)	(101)
Unrecognized net income, equity investment, net of tax	38	32

Accumulated other comprehensive loss	$(1,695)	$(1,444)

Accumulated other comprehensive loss consists of the following as of December 31:

(Dollars in thousands)	2012	2011	2010
Net unrealized holding gains (losses) on available-for-sale securities, net of taxes	$1,184	$1,714	$(192)
Unrecognized net actuarial loss, defined benefit pension plan, net of tax	(2,559)	(2,342)	(1,961)
Unrecognized net loss, derivative, net of tax	(101)	(283)	(429)
Unrecognized net income (loss), equity investment, net of tax	32	24	55

Accumulated other comprehensive loss	$(1,444)	$(887)	$(2,527)

Regulatory matters (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

As of December 31, 2012, the most recent notification from the Office of the Comptroller of the Currency categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

			For Capital			To Be Well Capitalized Under Prompt Corrective
	Actual		Adequacy Purposes			Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2012:
Total Capital to Risk Weighted Assets	$118,109	14.66%	$64,456	>	8.0%	$80,570	>	10.0%
Tier 1 Capital to Risk Weighted Assets	108,546	13.47	32,229	>	4.0	48,342		6.0
Tier 1 Capital to Total Assets	108,546	8.82	49,206		4.0	61,507	>	5.0

As of December 31, 2011:
Total Capital (to Risk Weighted Assets)	100,957	15.01	53,821	>	8.0	67,276	>	10.0
Core Capital (to Adjusted Tangible Assets)	96,525	9.58	40,288	>	4.0	50,359	>	5.0
Tangible Capital (to Tangible Assets)	96,525	9.57	15,108	>	1.5	N/A		N/A
Tier 1 Capital (to Risk Weighted Assets)	96,525	14.35	N/A		N/A	40,365	>	6.0

The following is a reconcilement of the Bank’s total equity included in the consolidated balance sheet to the regulatory capital ratios disclosed in the table above:

	December 31, 2012		December 31, 2011
(Dollars in thousands)	Tier 1 Capital	Total Capital	Tier 1 Capital	Total Capital
Total equity	$145,755	$145,755	$126,406	$126,406
Accumulated other comprehensive loss	1,254	1,254	653	653
Allowable allowance for loan losses	—	9,563	—	8,404
Goodwill and core deposit intangible	(38,248)	(38,248)	(30,353)	(30,353)
Mortgage servicing asset	(215)	(215)	(181)	(181)
Equity investments and other assets	—	—	—	(3,972)

Totals	$108,546	$118,109	$96,525	$100,957

Financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Notional Amounts of Financial Liabilities with Off-Balance Sheet Credit Risk

Notional amounts of financial liabilities with off-balance sheet credit risk are as follows as of December 31:

(Dollars in thousands)	2012	2011
Commitments to extend credit	$31,615	$36,004

Letters of credit	$1,395	$583

Lines of credit	$123,799	$93,048

Unadvanced portion of construction loans	$7,495	$3,149

Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Acquired Amortizing Intangible Assets

A summary of acquired amortizing intangible assets is as follows:

(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
December 31, 2012:
Core deposit intangible-First Brandon	$2,476	$1,932	$544
Core deposit intangible-First Community	992	744	248
Customer list intangible-McCrillis & Eldredge	629	91	538
Core deposit intangible - The Nashua Bank	2,086	—	2,086

Total	$6,183	$2,767	$3,416

December 31, 2011:
Core deposit intangible-First Brandon	$2,476	$1,688	$788
Core deposit intangible-First Community	992	640	352
Customer list intangible-McCrillis & Eldredge	629	14	615

Total	$4,097	$2,342	$1,755

Estimated Amortization Expense	Estimated amortization expense for each of the five years succeeding 2012 is as follows:

(Dollars in thousands)
2013	$736
2014	630
2015	524
2016	418
2017	311

Condensed parent company only financial statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheets

CONDENSED BALANCE SHEETS

(Dollars in thousands)	2012	2011
ASSETS
Cash	$3,707	$2,656
Investment in subsidiary, Lake Sunapee Bank	145,754	126,455
Investment in affiliate, NHTB Capital Trust II	310	310
Investment in affiliate, NHTB Capital Trust III	310	310
Deferred expenses	229	240
Advances to Lake Sunapee Bank	73	43
Other assets	379	557

Total assets	$150,762	$130,571

LIABILITIES
Subordinated debentures	$20,620	$20,620
Notes payable	—	543
Other liabilities	648	748

Total liabilities	21,268	21,911
STOCKHOLDERS’ EQUITY
Stockholders’ equity	129,494	108,660

Total liabilities and stockholders’ equity	$150,762	$130,571

Condensed Statements of Income

CONDENSED STATEMENTS OF INCOME

(Dollars in thousands)	2012	2011	2010
Dividends from subsidiary, Lake Sunapee Bank	$—	$—	$8,000
Dividends from subsidiaries, NHTB Capital Trust II and III	20	20	20
Investment interest income	—	—	167
Interest expense on subordinated debentures	1,027	1,008	1,011
Interest expense on other borrowings	2	—	33
Net operating (loss) income including tax benefit	(840)	(97)	56

(Loss) income before equity in undistributed earnings of subsidiaries	(1,849)	(1,085)	7,199
Equity in undistributed earnings of subsidiaries	9,608	8,754	748

Net income	$7,759	$7,669	$7,947

Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in thousands)	2012	2011	2010
Cash flows from operating activities:
Net income	$7,759	$7,669	$7,947
Decrease in other assets	1	(7)	29
Increase (decrease) in accrued interest payable and other liabilities	345	(283)	4
Decrease (increase) in taxes receivable	97	(86)	(57)
Deferred tax expense	(15)	—	—
Amortization of deferred expenses relating to issuance of capital securities and subordinated debentures	11	11	11
Stock award expense	38	—	—
Equity in undistributed earnings of subsidiaries	(9,608)	(8,754)	(748)

Net cash (used in) provided by operating activities	(1,372)	(1,450)	7,186

Cash flows from investing activities:
Redemption of other investment	—	—	2,000
Investment in subsidiary, Lake Sunapee Bank	(10,364)	(8,000)	—
Net change in advances to subsidiary, Lake Sunapee Bank	(30)	(8)	9

Net cash (used in) provided by investing activities	(10,394)	(8,008)	2,009

Cash flows from financing activities:
Proceeds from exercise of stock options	365	—	18
Issuance/assumption of preferred stock	3,000	20,000	—
Redemption of preferred stock	—	(10,000)	—
Acquisition of The Nashua Bank	14,632	—	—
Purchase of warrants	(737)	—	—
Repayment of loan payable	—	—	(2,000)
Repayment of note payable	(543)	—	—
Dividends paid on preferred stock	(848)	(484)	(500)
Dividends paid on common stock	(3,052)	(3,002)	(3,001)

Net cash provided by (used in) financing activities	12,817	6,514	(5,483)

Net increase (decrease) in cash	1,051	(2,944)	3,712
Cash, beginning of year	2,656	5,600	1,888

Cash, end of year	$3,707	$2,656	$5,600

Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data

Summarized quarterly financial data for 2012 and 2011 follows:

	(In thousands, except earnings per share) 2012 Quarters Ended
	March 31	June 30	Sept 30	Dec 31
Interest and dividend income	$9,034	$9,184	$9,082	$9,105
Interest expense	1,926	1,845	1,827	1,785

Net interest and dividend income	7,108	7,339	7,255	7,320
Provision for loan losses	155	1,074	1,032	444
Noninterest income	3,338	3,587	3,919	3,799
Noninterest expense	7,323	6,954	7,267	7,973

Income before income taxes	2,968	2,898	2,875	2,702
Income tax expense	886	886	845	1,067

Net income	$2,082	$2,012	$2,030	$1,635

Net income available to common stockholders	$1,832	$1,762	$1,914	$1,585

Basic earnings per common share	$0.31	$0.30	$0.32	$0.27

Earnings per common share, assuming dilution	$0.31	$0.30	$0.32	$0.27

	(In thousands, except earnings per share) 2011 Quarters Ended
	March 31	June 30	Sept 30	Dec 31
Interest and dividend income	$9,443	$9,338	$9,336	$9,071
Interest expense	2,241	2,196	2,178	2,074

Net interest and dividend income	7,202	7,142	7,158	6,997
Provision for loan losses	242	167	574	368
Noninterest income	2,364	2,731	2,874	2,491
Noninterest expense	6,435	6,854	6,754	7,085

Income before income taxes	2,889	2,852	2,704	2,035
Income tax expense	864	852	691	404

Net income	$2,025	$2,000	$2,013	$1,631

Net income available to common stockholders	$1,896	$1,871	$1,800	$1,389

Basic earnings per common share	$0.33	$0.32	$0.31	$0.24

Earnings per common share, assuming dilution	$0.33	$0.32	$0.31	$0.24

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 EquityPlan Building	Dec. 31, 2012 EquityPlan Building	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Number of branches operated by the subsidiary		30
Restricted cash and due from banks		$ 9,000,000	$ 10,000,000
Federal Home Loan Bank stock, par value		$ 100
Membership Stock Investment Requirement as a percentage of member's Stock Investment Base		0.35%
Ownership percentage in Charter Holding Corp.		50.00%	50.00%
Investment in real estate, number of buildings the company rents for commercial purpose		3
Derivative designated as hedging, change in fair value threshold, minimum		80.00%
Derivative designated as hedging, change in fair value threshold, maximum		125.00%
Number of stock-based employee compensation plans	2	2
Minimum
Summary Of Significant Accounting Policies [Line Items]
Membership Stock Investment Requirement, Stock Investment Base		10,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Membership Stock Investment Requirement, Stock Investment Base		$ 25,000,000
Building | Minimum
Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, estimated useful lives		5 years
Building | Maximum
Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, estimated useful lives		40 years
Furniture and Fixtures | Minimum
Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, estimated useful lives		3 years
Furniture and Fixtures | Maximum
Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, estimated useful lives		15 years
Construction Loans | Maximum
Summary Of Significant Accounting Policies [Line Items]
Loan to value ratio		80.00%
Residential Real Estate
Summary Of Significant Accounting Policies [Line Items]
Number of past due dates to place loans on nonaccrual status		90 days
Residential Real Estate | Maximum
Summary Of Significant Accounting Policies [Line Items]
Loan to value ratio		80.00%
Consumer
Summary Of Significant Accounting Policies [Line Items]
Number of past due dates to place loans on nonaccrual status		90 days
Commercial
Summary Of Significant Accounting Policies [Line Items]
Number of past due dates to place loans on nonaccrual status		90 days
Overnight Advance
Summary Of Significant Accounting Policies [Line Items]
Activity-Based Stock Investment Requirement, percentage		3.00%
Federal Home Loan Bank Borrowings
Summary Of Significant Accounting Policies [Line Items]
Activity-Based Stock Investment Requirement, percentage		4.00%
Federal Home Loan Bank Borrowings | Minimum
Summary Of Significant Accounting Policies [Line Items]
Maturity period		2 days
Federal Home Loan Bank Borrowings | Maximum
Summary Of Significant Accounting Policies [Line Items]
Maturity period		3 months
Other advances
Summary Of Significant Accounting Policies [Line Items]
Activity-Based Stock Investment Requirement, percentage		4.50%

Issuance of Capital Securities - Additional information (Detail) (USD $)	1 Months Ended		1 Months Ended
	Mar. 30, 2004 NHTB Capital Trust II Capital Securities II	Mar. 30, 2004 NHTB Capital Trust II Capital Securities II Three Month Libor Rate Plus	Mar. 31, 2004 NHTB Capital Trust II Capital Securities II Debentures II	Mar. 30, 2004 NHTB Capital Trust III Capital Securities III	Mar. 30, 2004 NHTB Capital Trust III Capital Securities III Debentures III
Investments in and Advances to Affiliates [Line Items]
Proceed from sale of capital securities	$ 10,000,000			$ 10,000,000
Additional rate on variable interest rate		2.79%
Capital securities issued, offering costs	$ 160,000			$ 160,000
Liquidation amount per capital security	$ 10			$ 10
Maturity date of debenture			Mar 30, 2034
Fixed interest rate				6.06%
Capital securities, maturity period				5 years
Junior subordinate deferrable interest debentures, interest rate					6.06%

Terms of Interest Rate Swap Agreement (Detail) (PNC Bank, Interest Rate Swap, USD $) In Millions, unless otherwise specified	1 Months Ended
May 31, 2008
Derivative [Line Items]
Notional amount	$ 10
Trade date	May 1, 2008
Effective date	Jun 17, 2008
Termination date	Jun 17, 2013
Fixed rate payer	New Hampshire Thrift Bancshares, Inc.
Fixed rate	6.65%
Floating rate payer	PNC Bank
Index	Three month LIBOR
Fixed Rate Debt
Derivative [Line Items]
Payment dates	Quarterly
Floating Rate Debt
Derivative [Line Items]
Payment dates	Quarterly

Amortized Cost of Securities Available-for-Sale and Approximate Fair Values (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 192,410	$ 210,408	$ 207,480
Gross Unrealized Gains	1,816	2,170	3,034
Gross Unrealized Losses	368	209	196
Fair Value	193,858	212,369	210,318
US Treasury notes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	51,313	51,394
Gross Unrealized Gains	52	29
Gross Unrealized Losses	53	48
Fair Value	51,312	51,375
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	117,767	136,342	154,213
Gross Unrealized Gains	1,168	1,569	1,786
Gross Unrealized Losses	214	70	57
Fair Value	118,721	137,841	155,942
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	22,775	22,112	28,475
Gross Unrealized Gains	592	570	984
Gross Unrealized Losses	41		18
Fair Value	23,326	22,682	29,441
Other bonds and debentures
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	65	70	24,281
Gross Unrealized Gains			255
Gross Unrealized Losses			89
Fair Value	65	70	24,447
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	490	490	511
Gross Unrealized Gains	4	2	9
Gross Unrealized Losses	60	91	32
Fair Value	$ 434	$ 401	$ 488

Securities - Additional Information (Detail) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment [Line Items]
Proceeds from sales of securities available-for-sale	$ 18,658,000				$ 40,496,000					$ 194,300,000	$ 102,600,000	$ 109,500,000
Realized gross gains on sales proceeds	167,000				1,200,000					3,800,000	2,600,000	2,000,000
Provision for income taxes	831,000	1,067,000	845,000	886,000	886,000	404,000	691,000	852,000	864,000	3,684,000	2,811,000	3,544,000
Realized gross loss on sales proceeds												3,000
Advances and securities sold under agreements to repurchase	162,700,000	152,900,000				155,900,000				152,900,000	155,900,000
Scenario, Previously Reported
Investment [Line Items]
Advances and securities sold under agreements to repurchase		152,200,000								152,200,000
Available-for-sale Securities
Investment [Line Items]
Provision for income taxes	$ 66,000				$ 456,000					$ 1,500,000	$ 1,000,000	$ 806,000

Maturities of Debt Securities Excluding Mortgage-Backed Securities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Total due after one year through five years	$ 44,597	$ 44,656
Total due after five years through ten years	17,903	17,241
Total due after ten years	12,203	12,230
US Treasury notes
Schedule of Available-for-sale Securities [Line Items]
Total due after one year through five years	40,846	40,881
Total due after five years through ten years	10,466	10,494
Other bonds and debentures
Schedule of Available-for-sale Securities [Line Items]
Total due after one year through five years		3,775
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Total due after one year through five years	3,751
Total due after five years through ten years	7,437	6,747
Total due after ten years	12,138	12,160
Other bonds and debentures
Schedule of Available-for-sale Securities [Line Items]
Total due after ten years	$ 65	$ 70

Aggregate Fair Value and Unrealized Losses of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 47,868	$ 34,519	$ 45,176
Less than 12 Months, Unrealized Losses	308	118	147
12 Months or Longer, Fair Value	374	379	1,858
12 Months or Longer, Unrealized Losses	60	91	49
Total Fair Value	48,242	34,898	47,034
Total Unrealized Losses	368	209	196
US Treasury notes
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	10,466	10,494
Less than 12 Months, Unrealized Losses	53	48
Total Fair Value	10,466	10,494
Total Unrealized Losses	53	48
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	34,932	24,025	38,094
Less than 12 Months, Unrealized Losses	214	70	57
12 Months or Longer, Fair Value	2	2
Total Fair Value	34,934	24,027	38,094
Total Unrealized Losses	214	70	57
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	2,470
Less than 12 Months, Unrealized Losses	41
12 Months or Longer, Fair Value			1,396
12 Months or Longer, Unrealized Losses			18
Total Fair Value	2,470		1,396
Total Unrealized Losses	41		18
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value			26
Less than 12 Months, Unrealized Losses			1
12 Months or Longer, Fair Value	372	377	462
12 Months or Longer, Unrealized Losses	60	91	31
Total Fair Value	372	377	488
Total Unrealized Losses	60	91	32
Other bonds and debentures
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value			7,056
Less than 12 Months, Unrealized Losses			89
Total Fair Value			7,056
Total Unrealized Losses			$ 89

Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans receivable
Consumer loans	$ 6,926	$ 7,304	$ 7,343
Commercial and municipal loans	109,482	107,750	83,835
Unamortized adjustment to fair value			1,101
Total loans	907,157	909,470	722,434
Allowance for loan losses	(9,770)	(9,923)	(9,131)	(9,864)	(9,519)
Deferred loan origination costs, net	2,737	2,689	1,649
Loans receivable, net	900,124	902,236	714,952
Conventional
Loans receivable
Total loans			470,013
Allowance for loan losses		(4,897)	(4,845)	(3,982)
Real Estate Commercial
Loans receivable
Total loans	228,859	234,264	148,343
Allowance for loan losses		(3,616)	(3,146)	(2,920)
Mortgage Loans on Real Estate
Loans receivable
Total loans	790,749	794,416	630,155
Mortgage Loans on Real Estate | Conventional
Loans receivable
Total loans	478,286	471,449	397,010
Mortgage Loans on Real Estate | Home Equity
Loans receivable
Total loans	67,190	69,291	71,990
Mortgage Loans on Real Estate | Construction
Loans receivable
Total loans	16,414	19,412	12,731
Mortgage Loans on Real Estate | Real Estate Commercial
Loans receivable
Total loans	228,859	234,264	148,424
Originated Loans
Loans receivable
Consumer loans	6,284	6,595
Commercial and municipal loans	95,793	93,680
Total loans	822,394	820,463
Allowance for loan losses	(9,770)	(9,923)
Deferred loan origination costs, net	2,737	2,767
Loans receivable, net	815,361	813,307
Originated Loans | Real Estate Commercial
Loans receivable
Total loans	175,142	178,574
Originated Loans | Mortgage Loans on Real Estate
Loans receivable
Total loans	720,317	720,188
Originated Loans | Mortgage Loans on Real Estate | Conventional
Loans receivable
Total loans	466,177	458,206
Originated Loans | Mortgage Loans on Real Estate | Home Equity
Loans receivable
Total loans	67,190	68,175
Originated Loans | Mortgage Loans on Real Estate | Construction
Loans receivable
Total loans	11,808	15,233
Originated Loans | Mortgage Loans on Real Estate | Real Estate Commercial
Loans receivable
Total loans	175,142	178,574
Acquired Loans
Loans receivable
Consumer loans	642	709
Commercial and municipal loans	13,689	14,070
Total loans	84,763	89,007
Deferred loan origination costs, net		(78)
Loans receivable, net	84,763	88,929
Acquired Loans | Real Estate Commercial
Loans receivable
Total loans	53,717	55,690
Acquired Loans | Mortgage Loans on Real Estate
Loans receivable
Total loans	70,432	74,228
Acquired Loans | Mortgage Loans on Real Estate | Conventional
Loans receivable
Total loans	12,109	13,243
Acquired Loans | Mortgage Loans on Real Estate | Home Equity
Loans receivable
Total loans		1,116
Acquired Loans | Mortgage Loans on Real Estate | Construction
Loans receivable
Total loans	4,606	4,179
Acquired Loans | Mortgage Loans on Real Estate | Real Estate Commercial
Loans receivable
Total loans	$ 53,717	$ 55,690

Loan Portfolio - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Line Items]
Total loan commitments to related parties			$ 3,900,000
Principal advances to related parties			3,300,000
Principal payments collected from related parties			285,000
TDRs allowance for credit loss				14,000
Company formally reviews the ratings on all loans	250,000		250,000
The balance of capitalized servicing rights, net of valuation allowances, included in other assets	2,500,000		2,100,000	1,800,000
Capitalized servicing rights	574,000	233,000	1,400,000	651,000	977,000
Amortization of capitalized servicing rights	246,000	236,000	1,000,000	811,000	794,000
Fair value of capitalized servicing rights	3,900,000		3,000,000	2,400,000
Loans and leases considered to be in payment default	30 days
Allowance for credit losses	0
Troubled debt restructurings charge-off	0
Loan amount, threshold	$ 250,000
Delinquent status, classification criteria days, minimum	60 days

Information Regarding the Allowance for Loan Losses by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses:
Beginning balance	$ 9,923	$ 9,131	$ 9,864	$ 9,519
Charge-offs	(2,000)	(2,509)	(2,449)	(1,877)
Recoveries		596	365
Recoveries of loans previously charged-off				215
Transfer to allowance for unfunded commitments				(175)
Provision (benefit)		2,705	1,351	2,182
Ending balance	9,770	9,923	9,131	9,864
Allowance for loan losses:
Individually evaluated for impairment	387	361	308
Collectively evaluated for impairment	9,383	9,562	8,823
Total allowance for loan losses ending balance	9,770	9,923	9,131
Loans:
Individually evaluated for impairment	18,448	18,881	16,616
Collectively evaluated for impairment	803,946	801,582	705,818
Acquired loans (discounts related to credit quality)	84,763	89,007
Total loans ending balance	907,157	909,470	722,434
Conventional
Allowance for loan losses:
Beginning balance		4,845	3,982
Charge-offs		(1,239)	(1,187)
Recoveries		167	132
Provision (benefit)		1,124	1,918
Ending balance		4,897	4,845
Allowance for loan losses:
Individually evaluated for impairment			77
Collectively evaluated for impairment			4,768
Total allowance for loan losses ending balance			4,845
Loans:
Individually evaluated for impairment			5,489
Collectively evaluated for impairment			464,524
Total loans ending balance			470,013
Real Estate Commercial
Allowance for loan losses:
Beginning balance		3,146	2,920
Charge-offs		(474)	(548)
Recoveries		56
Provision (benefit)		888	774
Ending balance		3,616	3,146
Allowance for loan losses:
Individually evaluated for impairment	220	129	231
Collectively evaluated for impairment	3,391	3,487	2,915
Total allowance for loan losses ending balance	3,611	3,616	3,146
Loans:
Individually evaluated for impairment	10,879	9,988	8,910
Collectively evaluated for impairment	164,263	168,586	139,433
Acquired loans (discounts related to credit quality)	53,717	55,690
Total loans ending balance	228,859	234,264	148,343
Real Estate Land And Construction
Allowance for loan losses:
Beginning balance		222	567
Charge-offs		(138)	(303)
Recoveries		68
Provision (benefit)		56	(42)
Ending balance		208	222
Allowance for loan losses:
Collectively evaluated for impairment	145	208	222
Total allowance for loan losses ending balance	145	208	222
Loans:
Individually evaluated for impairment	1,506	1,527	1,006
Collectively evaluated for impairment	10,302	13,706	11,725
Acquired loans (discounts related to credit quality)	4,606	4,179
Total loans ending balance	16,414	19,412	12,731
Commercial and Municipal Loan
Allowance for loan losses:
Beginning balance		721	2,168
Charge-offs		(438)	(147)
Recoveries		142	61
Provision (benefit)		493	(1,361)
Ending balance		918	721
Allowance for loan losses:
Individually evaluated for impairment	44
Collectively evaluated for impairment	1,068	918	721
Total allowance for loan losses ending balance	1,112	918	721
Loans:
Individually evaluated for impairment	953	402	1,211
Collectively evaluated for impairment	94,840	93,278	82,771
Acquired loans (discounts related to credit quality)	13,689	14,070
Total loans ending balance	109,482	107,750	83,982
Consumer
Allowance for loan losses:
Beginning balance		58	92
Charge-offs		(220)	(264)
Recoveries		163	172
Provision (benefit)		57	58
Ending balance		58	58
Allowance for loan losses:
Collectively evaluated for impairment	70	58	58
Total allowance for loan losses ending balance	70	58	58
Loans:
Collectively evaluated for impairment	6,284	6,595	7,365
Acquired loans (discounts related to credit quality)	642	709
Total loans ending balance	6,926	7,304	7,365
Unallocated Financing Receivables
Allowance for loan losses:
Beginning balance		139	135
Provision (benefit)		87	4
Ending balance		226	139
Allowance for loan losses:
Collectively evaluated for impairment		226	139
Total allowance for loan losses ending balance		226	139
Residential Real Estate
Allowance for loan losses:
Individually evaluated for impairment	123	232
Collectively evaluated for impairment	4,709	4,665
Total allowance for loan losses ending balance	4,832	4,897
Loans:
Individually evaluated for impairment	5,110	6,964
Collectively evaluated for impairment	528,257	519,417
Acquired loans (discounts related to credit quality)	12,109	14,359
Total loans ending balance	$ 545,476	$ 540,740

Non-Accrual Loans and Past-Due Loans (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total			$ 721,333
Real Estate Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total			148,424
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total			7,343
Originated Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days	4,609	7,689	4,033
60-89 Days	1,194	2,011	1,551
90 Days or More	3,338	3,158	3,283
Total Past Due	9,141	12,858	8,867
Total Current		807,605	712,466
Total		820,463	721,333
90 Days And Accruing
Recorded Investments Nonaccrual Loans	10,027	17,001	16,617
Originated Loans | Conventional
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days	1,038	3,869	1,925
60-89 Days	595	1,327	615
90 Days or More	1,537	2,461	1,306
Total Past Due	3,170	7,657	3,846
Total Current		450,549	393,164
Total		458,206	397,010
90 Days And Accruing
Recorded Investments Nonaccrual Loans	3,785	6,250	5,578
Originated Loans | Real Estate Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days	2,941	3,019	966
60-89 Days	440	236	584
90 Days or More	1,503	358	1,513
Total Past Due	4,884	3,613	3,063
Total Current		174,961	145,361
Total		178,574	148,424
90 Days And Accruing
Recorded Investments Nonaccrual Loans	5,606	9,304	8,485
Originated Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days	481	555	498
60-89 Days	159	172
90 Days or More		144
Total Past Due	640	871	498
Total Current		67,304	71,492
Total		68,175	71,990
90 Days And Accruing
Recorded Investments Nonaccrual Loans	41	158
Originated Loans | Real Estate Land And Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days		10	444
90 Days or More			176
Total Past Due		10	620
Total Current		15,223	12,111
Total		15,233	12,731
90 Days And Accruing
Recorded Investments Nonaccrual Loans	200	887	1,006
Originated Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days	93	224	178
60-89 Days		276	352
90 Days or More	298	195	280
Total Past Due	391	695	810
Total Current		92,985	83,025
Total		93,680	83,835
90 Days And Accruing
Recorded Investments Nonaccrual Loans	395	402	1,540
Originated Loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days	56	12	22
90 Days or More			8
Total Past Due	56	12	30
Total Current		6,583	7,313
Total		6,595	7,343
90 Days And Accruing
Recorded Investments Nonaccrual Loans			8
Acquired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days	171
60-89 Days	194
Total Past Due	365
Recorded Investments Nonaccrual Loans	875
Acquired Loans | Real Estate Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days	171
60-89 Days	194
Total Past Due	365
Recorded Investments Nonaccrual Loans	828
Acquired Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investments Nonaccrual Loans	$ 47

Loans that Meet Definition of Impaired Loan (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
With no related allowance recorded, Recorded Investment	$ 16,017	$ 17,148	$ 13,727
Total Recorded Investment		18,881	16,616
With no related allowance recorded, Unpaid Principal Balance	17,546	18,775	13,727
Total Unpaid Principal Balance		20,541	16,616
No related Allowance for Credit Losses
With no related allowance recorded, Average Record Investment	16,917	17,848	9,528
With no related allowance recorded, Interest Income Recognized	198	917	576
With an allowance recorded, Recorded Investment	2,431	1,733	2,889
With an allowance recorded, Unpaid Principal Balance	2,758	1,766	2,889
Related Allowance for Credit Losses	387	361	308
With an allowance recorded, Average Record Investment	2,448	1,758	1,324
Total Average Recorded Investment		19,606	10,852
With an allowance recorded, Interest Income Recognized	21	83	118
Total Interest Income Recognized		1,000	694
Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Recorded Investment	18,448
Total Unpaid Principal Balance	20,304
Related Allowance for Credit Losses	387
Total Average Recorded Investment	19,365
Total Interest Income Recognized	219
Conventional
Financing Receivable, Recorded Investment, Past Due [Line Items]
With no related allowance recorded, Recorded Investment	4,044	6,057	3,926
Total Recorded Investment		6,806	5,489
With no related allowance recorded, Unpaid Principal Balance	4,550	6,979	3,926
Total Unpaid Principal Balance		7,761	5,489
No related Allowance for Credit Losses
With no related allowance recorded, Average Record Investment	4,499	6,315	2,124
With no related allowance recorded, Interest Income Recognized	47	252	83
With an allowance recorded, Recorded Investment	1,025	749	1,563
With an allowance recorded, Unpaid Principal Balance	1,352	782	1,563
Related Allowance for Credit Losses	123	232	77
With an allowance recorded, Average Record Investment	1,025	772	542
Total Average Recorded Investment		7,087	2,666
With an allowance recorded, Interest Income Recognized	3	38	32
Total Interest Income Recognized		290	115
Conventional | Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Recorded Investment	5,069
Total Unpaid Principal Balance	5,902
Related Allowance for Credit Losses	123
Total Average Recorded Investment	5,524
Total Interest Income Recognized	50
Home Equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
With no related allowance recorded, Recorded Investment	41	158
Total Recorded Investment		158
With no related allowance recorded, Unpaid Principal Balance	52	211
Total Unpaid Principal Balance		211
No related Allowance for Credit Losses
With no related allowance recorded, Average Record Investment	42	168
With no related allowance recorded, Interest Income Recognized	1	6
Total Average Recorded Investment		168
Total Interest Income Recognized		6
Home Equity | Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Recorded Investment	41
Total Unpaid Principal Balance	52
Total Average Recorded Investment	42
Total Interest Income Recognized	1
Real Estate Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
With no related allowance recorded, Recorded Investment	9,994	9,004	7,584
Total Recorded Investment		9,988	8,910
With no related allowance recorded, Unpaid Principal Balance	10,850	9,603	7,584
Total Unpaid Principal Balance		10,587	8,910
No related Allowance for Credit Losses
With no related allowance recorded, Average Record Investment	10,372	9,245	6,407
With no related allowance recorded, Interest Income Recognized	133	554	437
With an allowance recorded, Recorded Investment	885	984	1,326
With an allowance recorded, Unpaid Principal Balance	885	984	1,326
Related Allowance for Credit Losses	220	129	231
With an allowance recorded, Average Record Investment	900	986	782
Total Average Recorded Investment		10,231	7,189
With an allowance recorded, Interest Income Recognized	13	45	86
Total Interest Income Recognized		599	523
Real Estate Commercial | Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Recorded Investment	10,879
Total Unpaid Principal Balance	11,735
Related Allowance for Credit Losses	220
Total Average Recorded Investment	11,272
Total Interest Income Recognized	146
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
With no related allowance recorded, Recorded Investment	1,506	1,527	1,006
Total Recorded Investment		1,527	1,006
With no related allowance recorded, Unpaid Principal Balance	1,506	1,527	1,006
Total Unpaid Principal Balance		1,527	1,006
No related Allowance for Credit Losses
With no related allowance recorded, Average Record Investment	1,518	1,547	307
With no related allowance recorded, Interest Income Recognized	14	67	11
Total Average Recorded Investment		1,547	307
Total Interest Income Recognized		67	11
Construction | Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Recorded Investment	1,506
Total Unpaid Principal Balance	1,506
Total Average Recorded Investment	1,518
Total Interest Income Recognized	14
Commercial and Municipal Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
With no related allowance recorded, Recorded Investment	432	402	1,211
Total Recorded Investment		402	1,211
With no related allowance recorded, Unpaid Principal Balance	588	455	1,211
Total Unpaid Principal Balance		455	1,211
No related Allowance for Credit Losses
With no related allowance recorded, Average Record Investment	486	573	690
With no related allowance recorded, Interest Income Recognized	3	38	45
With an allowance recorded, Recorded Investment	521
With an allowance recorded, Unpaid Principal Balance	521
Related Allowance for Credit Losses	44
With an allowance recorded, Average Record Investment	523
Total Average Recorded Investment		573	690
With an allowance recorded, Interest Income Recognized	5
Total Interest Income Recognized		38	45
Commercial and Municipal Loan | Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Recorded Investment	953
Total Unpaid Principal Balance	1,109
Related Allowance for Credit Losses	44
Total Average Recorded Investment	1,009
Total Interest Income Recognized	$ 8

Summary of Credit Impaired Loans Acquired through Merger (Detail) (Commercial Real Estate and Commercial Loans, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Commercial Real Estate and Commercial Loans
Financing Receivable, Impaired [Line Items]
Contractually required payments receivable	$ 1,259	$ 1,408
Nonaccretable difference
Cash flows expected to be collected	1,259	1,408
Accretable yield
Fair value of purchased credit impaired loans acquired	$ 1,259	$ 1,408

Modified Loans by Class of Troubled Debt Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013 Loan	Dec. 31, 2012 Loan	Dec. 31, 2011 Loan
Financing Receivable, Modifications [Line Items]
Number of Contracts	8	38	45
Pre Modification Outstanding Recorded Investment	$ 1,381	$ 7,999	$ 8,744
Post Modification Outstanding Recorded Investment	1,381	7,466	8,708
Number of Contracts Subsequently Defaulted	3	6	9
Recorded Investment Subsequently Defaulted	772	931	815
Conventional
Financing Receivable, Modifications [Line Items]
Number of Contracts	3	13	20
Pre Modification Outstanding Recorded Investment	383	1,480	3,322
Post Modification Outstanding Recorded Investment	383	1,456	3,322
Number of Contracts Subsequently Defaulted	1	3	3
Recorded Investment Subsequently Defaulted	91	442	281
Real Estate Commercial
Financing Receivable, Modifications [Line Items]
Number of Contracts	1		16
Pre Modification Outstanding Recorded Investment	298	5,023	4,487
Post Modification Outstanding Recorded Investment	298		4,487
Number of Contracts Subsequently Defaulted	2	2	2
Recorded Investment Subsequently Defaulted	681	458	153
Real Estate Commercial | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Number of Contracts		17
Pre Modification Outstanding Recorded Investment		5,022
Post Modification Outstanding Recorded Investment		4,582	4,487
Construction
Financing Receivable, Modifications [Line Items]
Number of Contracts		4	1
Pre Modification Outstanding Recorded Investment		1,340	202
Post Modification Outstanding Recorded Investment		1,317	202
Construction | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Post Modification Outstanding Recorded Investment		1,317	202
Commercial and Municipal Loan
Financing Receivable, Modifications [Line Items]
Number of Contracts		4	8
Pre Modification Outstanding Recorded Investment		157	733
Post Modification Outstanding Recorded Investment		111	697
Number of Contracts Subsequently Defaulted		1	4
Recorded Investment Subsequently Defaulted		31	381
Real Estate Land And Construction
Financing Receivable, Modifications [Line Items]
Number of Contracts	4
Pre Modification Outstanding Recorded Investment	700	1,339
Post Modification Outstanding Recorded Investment	$ 700

Post-Modification Balance Information on How Loans Modified as Troubled Debt Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total	$ 1,381	$ 7,466		$ 8,708
Conventional
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total	383	1,456		3,322
Real Estate Commercial
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total	298			4,487
Real Estate Commercial | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		4,582		4,487
Construction
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		1,317		202
Construction | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		1,317		202
Commercial and Municipal Loan
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		111		697
Extended Maturity
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		3,531		303
Extended Maturity | Conventional
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		219
Extended Maturity | Real Estate Commercial | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		1,931		303
Extended Maturity | Construction | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		1,317
Extended Maturity | Commercial and Municipal Loan
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		64
Adjusted Interest Rate
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		466		51
Adjusted Interest Rate | Conventional
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		466		51
Troubled Debt Restructurings, Combination of Rate and Maturity Modification
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		433
Troubled Debt Restructurings, Combination of Rate and Maturity Modification | Conventional
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		418
Troubled Debt Restructurings, Combination of Rate and Maturity Modification | Commercial and Municipal Loan
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		15
Other modifications
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		3,036	[1]
Other modifications | Conventional
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		353	[1]
Other modifications | Real Estate Commercial | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		2,651	[1]
Other modifications | Commercial and Municipal Loan
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total		32	[1]
Combination of Rate and Maturity
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total				44
Combination of Rate and Maturity | Commercial and Municipal Loan
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total				44
Troubled Debt Restructurings, Reduced or Re-Amortized Payment and Maturity Modification
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total				8,310	[1]
Troubled Debt Restructurings, Reduced or Re-Amortized Payment and Maturity Modification | Conventional
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total				3,271	[1]
Troubled Debt Restructurings, Reduced or Re-Amortized Payment and Maturity Modification | Real Estate Commercial | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total				4,184	[1]
Troubled Debt Restructurings, Reduced or Re-Amortized Payment and Maturity Modification | Construction | Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total				202	[1]
Troubled Debt Restructurings, Reduced or Re-Amortized Payment and Maturity Modification | Commercial and Municipal Loan
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, total				$ 653	[1]

[1]	Other includes covenant modifications, forbearance and/or other modifications.

Loans by Risk Ratings (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total loans			$ 721,333
Total loans	907,157	909,470	722,434
Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans			217,746
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans			7,704
Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans			25,138
Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans			470,745
Originated Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans		820,463	721,333
Total loans	822,394	820,463
Originated Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	226,564	212,497
Originated Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,793	2,241
Originated Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	22,505	23,887
Originated Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	571,532	581,838
Acquired Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	84,763	89,007
Acquired Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	67,164	57,953
Acquired Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	780	799
Acquired Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,817	2,418
Acquired Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	15,002	27,837
Conventional and Home Equity Loan
Financing Receivable, Recorded Investment [Line Items]
Total loans			469,000
Conventional and Home Equity Loan | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans			109
Conventional and Home Equity Loan | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans			5,489
Conventional and Home Equity Loan | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans			463,402
Real Estate Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans			148,424
Total loans	228,859	234,264	148,343
Real Estate Commercial | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans			125,405
Real Estate Commercial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans			5,266
Real Estate Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans			17,753
Real Estate Commercial | Originated Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans		178,574	148,424
Total loans	175,142	178,574
Real Estate Commercial | Originated Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	142,020	152,162
Real Estate Commercial | Originated Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	971	1,212
Real Estate Commercial | Originated Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	14,055	14,732
Real Estate Commercial | Originated Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	18,096	10,468
Real Estate Commercial | Acquired Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	53,717	55,690
Real Estate Commercial | Acquired Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	51,513	45,644
Real Estate Commercial | Acquired Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans		300
Real Estate Commercial | Acquired Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,770	2,037
Real Estate Commercial | Acquired Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	434	7,709
Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans			12,731
Construction | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans			10,506
Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans			1,166
Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans			1,059
Commercial and Municipal Loan
Financing Receivable, Recorded Investment [Line Items]
Total loans			83,835
Total loans	109,482	107,750	83,982
Commercial and Municipal Loan | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans			81,835
Commercial and Municipal Loan | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans			1,163
Commercial and Municipal Loan | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans			837
Consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans			7,343
Total loans	6,926	7,304	7,365
Consumer | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans			7,343
Consumer | Originated Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans		6,595	7,343
Total loans	6,284	6,595
Consumer | Originated Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,284	6,595
Consumer | Acquired Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	642	709
Consumer | Acquired Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	642	709
Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	545,476	540,740
Residential Real Estate | Originated Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	533,367	526,381
Residential Real Estate | Originated Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,674
Residential Real Estate | Originated Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans		112
Residential Real Estate | Originated Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,806	6,871
Residential Real Estate | Originated Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	520,887	519,398
Residential Real Estate | Acquired Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	12,109	14,359
Residential Real Estate | Acquired Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans		381
Residential Real Estate | Acquired Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	12,109	13,978
Real Estate Land And Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	16,414	19,412	12,731
Real Estate Land And Construction | Originated Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans		15,233	12,731
Total loans	11,808	15,233
Real Estate Land And Construction | Originated Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,485	5,834
Real Estate Land And Construction | Originated Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	697	761
Real Estate Land And Construction | Originated Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,506	1,527
Real Estate Land And Construction | Originated Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,120	7,111
Real Estate Land And Construction | Acquired Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,606	4,179
Real Estate Land And Construction | Acquired Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,553	1,922
Real Estate Land And Construction | Acquired Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	236	239
Real Estate Land And Construction | Acquired Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,817	2,018
Commercial | Originated Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans		93,680	83,835
Total loans	95,793	93,680
Commercial | Originated Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	74,385	54,501
Commercial | Originated Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	125	156
Commercial | Originated Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,138	757
Commercial | Originated Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	20,145	38,266
Commercial | Acquired Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	13,689	14,070
Commercial | Acquired Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	13,098	10,387
Commercial | Acquired Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	544	260
Commercial | Acquired Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	47
Commercial | Acquired Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans		$ 3,423

Amount of Loans Sold and Participated (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Securitized Sold
Loans Held for Sale [Line Items]
Loans serviced by the company	$ 385,425	$ 365,811
Participating Loans
Loans Held for Sale [Line Items]
Loans serviced by the company	$ 31,428	$ 32,734

Analysis of Aggregate Changes in Valuation Allowances for Capitalized Servicing Rights (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance for Impairment of Recognized Servicing Assets [Line Items]
Beginning balance	$ 69	$ 58	$ 58	$ 45
(Decrease) increase	(54)	225	11	13
Ending balance	$ 15	$ 283	$ 69	$ 58

Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land and land improvements		$ 2,694	$ 2,438
Buildings and premises		20,030	18,996
Furniture, fixtures and equipment		10,664	9,933
Property plant and equipment		33,388	31,367
Less - Accumulated depreciation		16,127	14,917
Property plant and equipment	$ 18,597	$ 17,261	$ 16,450

Premises and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1.2	$ 1.2	$ 1.2

Investment in Real Estate (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Real Estate Properties [Line Items]
Land and land improvements		$ 2,694	$ 2,438
Investments in real estate	3,892	4,074	3,451
Real Estate
Real Estate Properties [Line Items]
Land and land improvements		551	412
Buildings and premises		4,269	3,656
Real Estate Investment Property, at Cost, Total		4,820	4,068
Less - Accumulated depreciation		746	617
Investments in real estate		$ 4,074	$ 3,451

Investment in Real Estate - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Acquired Through Foreclosure Or Similar Procedures [Line Items]
Rental income from investment in real estate	$ 283	$ 241	$ 249
Depreciation expense on real estate	$ 129	$ 99	$ 96

Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposits [Line Items]
Demand deposits		$ 74,132	$ 64,356
Savings		190,467	152,590
N.O.W.		248,330	209,150
Money market		82,608	40,503
Time deposits		353,804	336,424
Total deposits	$ 912,407	$ 949,341	$ 803,023

Maturities of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits [Line Items]
2013	$ 210,349
2014	55,133
2015	41,183
2016	24,659
2017	22,480
Total	$ 353,804	$ 336,424

Interest Expense by Major Category of Interest Bearing Deposits (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Interest Expenses [Line Items]
Time deposits			$ 3,762	$ 5,044	$ 5,869
N.O.W.			209	261	227
Money market			137	164	173
Savings			273	302	365
Total	$ 1,025	$ 1,187	$ 4,381	$ 5,771	$ 6,634

Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits [Line Items]
Deposits from related parties	$ 4,200,000	$ 3,400,000
Time deposits in denomination of $100 thousands	183,600,000	153,800,000
Aggregate amount of brokered time deposits	25,000,000	5,000,000
Maximum
Deposits [Line Items]
Deposits insured by FDIC	$ 250,000

Maturities of Advances from Federal Home Loan Advances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 81,000
2014	20,750
2015	16,000
2016	15,000
Thereafter	10,000
Fair value adjustment	(20)
Total	$ 142,730

Advances of Federal Home Loan Bank Redeemable at Par at Option of Federal Home Loan Bank (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Federal Home Loan Bank Advances One	Dec. 31, 2012 Federal Home Loan Bank Advances Two
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturity date				Apr 30, 2018	May 2, 2016
Optional Redemption Date				January 28, 2013 and quarterly thereafter	April 30, 2013 and quarterly thereafter
Optional Redemption Date				Jan 28, 2013	Apr 30, 2013
Amount	$ 132,231,000	$ 142,730,000	$ 80,967,000	$ 10,000	$ 10,000

Federal Home Loan Bank Advances - Additional Information (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Other Federal Home Loan Bank Advances
Debt Instrument [Line Items]
Federal Home Loan Bank advances	$ 132,231,000	$ 142,730,000	$ 80,967,000	$ 1,000,000
Maturity date				Sep 1, 2015
Debt instrument repayment, initial strike date				Mar 1, 2013
Federal home loan bank advances, fixed interest rate				4.13%
Strike rate				6.75%
LIBOR rate				0.31%
Federal home loan bank advances (FHLB), Interest rate range from		0.15%
Federal home loan bank advances (FHLB), Interest rate range to		4.13%
Federal home loan bank advances (FHLB), Weighted average interest rate		1.34%

Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Current tax expense										$ 3,205	$ 2,020	$ 3,717
Benefit from net operating loss carryovers												(68)
Deferred tax expense (benefit)										479	791	(105)
Total income tax expense	$ 831	$ 1,067	$ 845	$ 886	$ 886	$ 404	$ 691	$ 852	$ 864	$ 3,684	$ 2,811	$ 3,544

Reconciliation of Statutory Federal Income Tax Rate to Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Federal income tax at statutory rate	34.00%	34.00%	34.00%
Tax-exempt income	(5.50%)	(7.50%)	(4.80%)
Dividends received deduction	(1.20%)	(1.40%)	(0.50%)
Federal tax credits	(0.30%)	(0.30%)	(0.30%)
Merge related expenses	2.20%
Other, net	3.00%	2.00%	2.40%
Effective tax rates	32.20%	26.80%	30.80%

Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Interest on non-performing loans	$ 139	$ 69
Allowance for loan losses	3,554	3,474
Deferred compensation	714	702
Deferred retirement expense	951	789
Restricted stock awards	15
Accrued directors fees	27	32
Accrued group health contingency	52	46
Writedown of securities		343
Net unrealized loss on derivative	65	185
Unrecognized employee benefits under ASC 715-10	1,680	1,537
Other	252	51
Gross deferred tax assets	7,449	7,228
Deferred tax liabilities:
Deferred loan costs, net of fees	(1,149)	(653)
Prepaid pension	(1,621)	(1,643)
Accelerated depreciation	(611)	(651)
Purchased goodwill	(3,257)	(2,961)
Mortgage servicing rights	(851)	(717)
Net unrealized gain on available-for-sale securities	(777)	(1,124)
Core deposit intangibles and other market value adjustments	(1,180)	(1,144)
Gross deferred tax liabilities	(9,446)	(8,893)
Net deferred tax liability	$ (1,997)	$ (1,665)

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Tax [Line Items]
Decrease in deferred tax	$ 223

Stock-based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 EquityPlan	Mar. 31, 2012	Dec. 31, 2012 EquityPlan
Schedule Of Stock Options [Line Items]
Number of stock-based employee compensation plans	2		2
Options available to grant			174,000
Options maximum term			10 years
Stock-based employee compensation cost	$ 19	$ 0
Stock Incentive Plan 2004 | Restricted Stock
Schedule Of Stock Options [Line Items]
Stock-based Compensation, shares granted	4,500		35,000
Stock-based Compensation, number of directors shares granted			7
Stock-based Compensation, shares forfeited			5,000
Stock-based Compensation, shares outstanding			30,000
Stock-based Compensation, vesting period	5 years		5 years
Stock-based Compensation, grant-date fair value	$ 13.5		12.56
Stock-based Compensation, compensation expense	1,000		38,000
Stock-based Compensation, remaining unrecognized compensation expense	$ 60,000		339,000
Stock-based Compensation, recognition period for remaining unrecognized compensation expense	4 years 10 months 24 days		4 years 6 months

Fixed Stock Option Plans Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares
Outstanding at beginning of year	304,042	306,042	308,042
Forfeited	(19,000)	(2,000)
Exercised	(40,042)		(2,000)
Outstanding at end of year	245,000	304,042	306,042
Options exercisable at year-end	245,000	304,042	306,042
Weighted-average fair value of options granted during the year
Weighted-Average Exercise Price
Outstanding at beginning of year	$ 12.66	$ 12.66	$ 12.64
Forfeited	$ 12.74	$ 13.25
Exercised	$ 9.13		$ 9.13
Outstanding at end of year	$ 13.23	$ 12.66	$ 12.66
Options exercisable at year-end

Fixed Stock Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.23
Number Outstanding	245,000
Remaining Contractual Life	2 years
Exercise Price Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.05
Number Outstanding	100,000
Remaining Contractual Life	9 months 18 days
Exercise Price Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.25
Number Outstanding	137,500
Remaining Contractual Life	2 years 10 months 24 days
Exercise Price Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 15.3
Number Outstanding	7,500
Remaining Contractual Life	3 years 1 month 6 days

Employee Benefit Plans - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended				12 Months Ended							1 Months Ended		12 Months Ended
	Oct. 31, 2011	Jan. 01, 2008	Dec. 31, 2012 Employee Age	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Dec. 31, 2012 Supplemental Retirement Plans	Dec. 31, 2011 Supplemental Retirement Plans	Dec. 31, 2010 Supplemental Retirement Plans	Dec. 31, 2012 Split-dollar life insurance arrangements	Dec. 31, 2011 Split-dollar life insurance arrangements	Dec. 31, 2010 Split-dollar life insurance arrangements	Dec. 31, 2008 Split-dollar life insurance arrangements	Jun. 30, 2012 Board of Directors Chairman	Jun. 30, 2012 President	Dec. 31, 2012 Equity securities	Dec. 31, 2011 Equity securities	Dec. 31, 2012 Equity securities COMMON STOCK	Dec. 31, 2011 Equity securities COMMON STOCK	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit pension plan, eligibility age			21
Defined benefit pension plan, required service period			1 year
Unrecognized net actuarial losses			$ 4,200,000	$ 3,900,000
Projected benefit obligation, discount rate			4.50%	5.25%	5.50%
Projected benefit obligation, rate of increase in future compensation levels			0.00%	0.00%	0.00%
Defined benefit pension plan, accumulated benefit obligation			7,500,000	6,600,000
Estimated net loss that will be amortized from accumulated other comprehensive loss into net periodic pension cost			302,000
Long term expected inflation rate																				2.00%	3.50%
Expected long-term rate of return on plan assets			8.00%	8.00%	8.00%
Common stock, shares outstanding			7,055,946	5,832,360		7,064,489												30,294	30,294
Fair value of common stock shares																		385,000	342,000
Fair value of assets by investment category																43.00%	86.70%	5.20%	5.00%
Profit Sharing-Stock Ownership plan, employee contribution			812,000	709,000	635,000
Profit Sharing-Stock Ownership plan, employer contribution			652,000	591,000	544,000
Profit Sharing-Stock Ownership plan, vesting percentage		3.00%
Profit Sharing-Stock Ownership plan, maximum matching contribution		4.00%
Defined contribution plan, total liabilities							3,100,000	2,700,000		350,000	335,000
Defined contribution plan, expense recorded							492,000	514,000	537,000	15,000	136,000	77,000
Salary continuation agreements, amount paid							45,000	45,000	45,000
Employment agreement end date														Dec 31, 2014
Employment agreement, term	3 years														3 years
Employment agreement, additional term	3 years														1 year
Number of officers who will receive lump sum severance payment			5
Adoption of new accounting principle, effect on retained earnings													$ 320,000

Change in Projected Benefit Obligation and Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	$ 7,507	$ 6,560	$ 6,560	$ 6,022	$ 5,566
Interest cost	83	84	338	327	333
Actuarial loss			838	377	528
Benefits paid			(229)	(166)	(405)
Benefit obligation at end of year			7,507	6,560	6,022
Plan assets at estimated fair value at beginning of year	7,361	6,828	6,828	6,354	6,141
Actual return on plan assets			756	40	618
Benefits paid			(229)	(166)	(405)
Contributions			6	600
Fair value of plan assets at end of year			7,361	6,828	6,354
Funded status			$ (146)	$ 268	$ 332

Components of Net Periodic Cost and Other Comprehensive Loss Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Interest cost on benefit obligation	$ 83	$ 84	$ 338	$ 327	$ 333
Expected return on assets	(145)	(134)	(536)	(501)	(486)
Amortization of unrecognized actuarial loss	76	65	258	206	178
Net periodic cost	14	15	60	32	25
Other changes in plan assets and benefit obligations recognized in other comprehensive loss, before tax effect:
Actuarial loss			618	838	396
Amortization of unrecognized actuarial loss			(258)	(206)	(178)
Total recognized in other comprehensive loss			360	632	218
Total recognized in net periodic cost and other comprehensive loss			$ 420	$ 664	$ 243

Assumptions Used to Determine Net Periodic Pension Cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	5.25%	5.50%	5.50%
Increase in future compensation levels
Expected long-term rate of return on plan assets	8.00%	8.00%	8.00%

Pension Plan Assets Measured at Fair Value by Asset Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	$ 7,361		$ 6,828		$ 6,354	$ 6,141
US Treasury Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	1,052		947
Registered investment companies
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	6,176	[1]	2,737	[2]
Corporate debt securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets			1,082
US Government Agencies Debt Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets			1,102
Money Market Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	133		960
Quoted Prices in Active Markets for Identical Assets Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	6,694		1,907
Quoted Prices in Active Markets for Identical Assets Level 1 | US Treasury Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	385		947
Quoted Prices in Active Markets for Identical Assets Level 1 | Registered investment companies
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	6,176	[1]
Quoted Prices in Active Markets for Identical Assets Level 1 | Money Market Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	133		960
Significant Other Observable Inputs Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	667		4,921
Significant Other Observable Inputs Level 2 | US Treasury Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets	667
Significant Other Observable Inputs Level 2 | Registered investment companies
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets			2,737	[2]
Significant Other Observable Inputs Level 2 | Corporate debt securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets			1,082
Significant Other Observable Inputs Level 2 | US Government Agencies Debt Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of pension plan assets			$ 1,102

[1]	Includes 57% invested in fixed income funds and 43% invested in equity and index funds.
[2]	Includes 13.3% invested in fixed income funds and 86.7% invested in equity and index funds.

Pension Plan Assets Measured at Fair Value by Asset Category (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fixed Income Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of assets by investment category	57.00%	13.30%
Equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of assets by investment category	43.00%	86.70%

Target Allocation Based on Market Value (Detail)	12 Months Ended
Dec. 31, 2012
Equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, minimum	30.00%
Target Allocation, maximum	50.00%
Fixed Income Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, minimum	50.00%
Target Allocation, maximum	70.00%
Money Market Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, minimum	0.00%
Target Allocation, maximum	10.00%

Estimated Future Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2013	$ 259
2014	274
2015	337
2016	334
2017	358
Years 2018-2022	$ 2,070

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Non cancelable operating lease expiring date	Nov 30, 2017
Total rental expense	$ 506	$ 472	$ 481

Minimum Rent Commitments Due in Future Periods (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Operating Leases [Line Items]
2013	$ 417
2014	442
2015	214
2016	202
2017	67
Total minimum lease payments	$ 1,342

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value on recurring basis
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	$ 193,858	$ 212,369	$ 210,318
Liabilities measured at fair value on a recurring basis
Derivative - interest rate swap	80	166	468
Fair Value Liabilities, Total	80	166	468
Fair value on recurring basis | US Treasury notes
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	51,312	51,375
Fair value on recurring basis | Municipal bonds
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	23,326	22,682	29,441
Fair value on recurring basis | Other bonds and debentures
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	65	70	24,447
Fair value on recurring basis | Mortgage-backed securities
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	118,721	137,841	155,942
Fair value on recurring basis | Equity securities
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	434	401	488
Quoted Prices in Active Markets for Identical Assets Level 1 | Fair value on recurring basis
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	434	401	488
Quoted Prices in Active Markets for Identical Assets Level 1 | Fair value on recurring basis | Equity securities
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	434	401	488
Significant Other Observable Inputs Level 2
Liabilities measured at fair value on a recurring basis
Derivative - interest rate swap	80	166
Significant Other Observable Inputs Level 2 | Fair value on recurring basis
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	193,424	211,968	209,830
Liabilities measured at fair value on a recurring basis
Derivative - interest rate swap	80	166	468
Fair Value Liabilities, Total	80	166	468
Significant Other Observable Inputs Level 2 | Fair value on recurring basis | US Treasury notes
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	51,312	51,375
Significant Other Observable Inputs Level 2 | Fair value on recurring basis | Municipal bonds
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	23,326	22,682	29,441
Significant Other Observable Inputs Level 2 | Fair value on recurring basis | Other bonds and debentures
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	65	70	24,447
Significant Other Observable Inputs Level 2 | Fair value on recurring basis | Mortgage-backed securities
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	$ 118,721	$ 137,841	$ 155,942

Assets and Liabilities Measured at Fair Value on Non-Recurring Basis (Detail) (Fair value on nonrecurring basis, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 2,044	$ 1,372	$ 2,581
Other real estate owned	102	102	1,344
Totals	2,146	1,474	3,925
Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	2,044	1,372	2,581
Other real estate owned	102	102	1,344
Totals	$ 2,146	$ 1,474	$ 3,925

Estimated Fair Values of Company's Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Securities available-for-sale	$ 193,858	$ 212,369	$ 210,318
Carrying Amount
Financial assets:
Cash and cash equivalents	22,293	39,412	24,740
Securities available-for-sale	193,858	212,369	210,318
Federal Home Loan Bank stock	9,293	9,506	7,615
Loans held-for-sale	8,556	11,983	3,434
Loans, net	900,124	902,236	714,952
Investment in unconsolidated subsidiaries	620	620	620
Accrued interest receivable	3,221	2,845	2,669
Financial liabilities:
Deposits	912,407	949,341	803,023
FHLB advances	132,231	142,730	80,967
Notes payable		7	543
Securities sold under agreements to repurchase	19,305	14,619	15,514
Subordinated debentures	20,620	20,620	20,620
Derivatives - interest rate swap	80	166	468
Fair Value
Financial assets:
Cash and cash equivalents	22,293	39,412	24,740
Securities available-for-sale	193,858	212,369	210,318
Federal Home Loan Bank stock	9,293	9,506	7,615
Loans held-for-sale	8,590	12,164	3,478
Loans, net	913,398	918,181	721,388
Investment in unconsolidated subsidiaries	563	563	554
Accrued interest receivable	3,221	2,845	2,669
Financial liabilities:
Deposits	916,944	952,949	806,295
FHLB advances	133,929	145,651	82,999
Notes payable		7	543
Securities sold under agreements to repurchase	19,305	14,619	15,514
Subordinated debentures	18,727	18,724	18,419
Derivatives - interest rate swap	80	166	468
Fair Value | Scenario, Previously Reported
Financial liabilities:
Subordinated debentures		18,419
Quoted Prices in Active Markets for Identical Assets Level 1
Financial assets:
Cash and cash equivalents	22,293	39,412
Securities available-for-sale	434	401
Federal Home Loan Bank stock	9,293	9,506
Accrued interest receivable	3,221	2,845
Financial liabilities:
Securities sold under agreements to repurchase	19,305	14,619
Significant Other Observable Inputs Level 2
Financial assets:
Securities available-for-sale	193,424	211,968
Loans held-for-sale	8,590	12,164
Financial liabilities:
Deposits	916,944	952,949
FHLB advances	133,929	145,651
Notes payable		7
Derivatives - interest rate swap	80	166
Significant Unobservable Inputs Level 3
Financial assets:
Loans, net	913,398	918,181
Investment in unconsolidated subsidiaries	563	563
Financial liabilities:
Subordinated debentures	18,727	18,724
Significant Unobservable Inputs Level 3 | Scenario, Previously Reported
Financial liabilities:
Subordinated debentures		$ 18,419

Acquisitions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2011	Dec. 31, 2012	Nov. 10, 2011
Business Acquisition [Line Items]
Business acquisition, cash paid		$ 3,700,000	$ 272,000
Business acquisition, shares issued	58,588	1,153,544
Common stock, share price		$ 12.76	$ 11.69
Business acquisition, value of shares issued		14,700,000	685,000
Business acquisition, notes issued		3,000,000	543,000
Total acquisition cost		21,400,000	1,800,000
Business acquisition, goodwill amount		6,746,000	1,300,000
Business acquisition, contingent liabilities			$ 269,000

Fair Values of Assets Acquired and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 15, 2013	Dec. 31, 2012	Nov. 10, 2011
Business Acquisition [Line Items]
Cash and due from banks		$ 2,790
Premises and equipment		729
Total assets acquired		113,676
Total liabilities assumed		101,130
Net assets acquired		12,546
Goodwill		6,746	1,300
Core deposit intangible asset		2,086
Total purchase price	6,200	21,378
Federal Home Loan Bank Stock
Business Acquisition [Line Items]
Total assets acquired		383
Available-for-sale Securities
Business Acquisition [Line Items]
Total assets acquired		20,852
Net Loans acquired
Business Acquisition [Line Items]
Total assets acquired		88,203
Real Estate Investment
Business Acquisition [Line Items]
Total assets acquired		249
Other Assets
Business Acquisition [Line Items]
Total assets acquired		470
Deposits
Business Acquisition [Line Items]
Total liabilities assumed		98,479
Federal Home Loan Bank Advances
Business Acquisition [Line Items]
Total liabilities assumed		1,754
Other Liabilities
Business Acquisition [Line Items]
Total liabilities assumed		$ 897

Proforma Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total revenue	$ 56,287	$ 52,786	$ 53,940
Net income	8,545	7,927	8,620
Net income available to common shareholders	$ 7,849	$ 7,205	$ 8,104
Earnings per share:
Basic	$ 1.11	$ 1.04	$ 1.17
Diluted	$ 1.11	$ 1.04	$ 1.17

Shareholders Equity - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stockholders Equity Note [Line Items]
Liquidation account	$ 4.3
Retained income for which federal and state income taxes have not been provided	$ 2.1
Retained income not taxed, recapture period	4 years
Combined federal and state tax rate to recapture retained income not taxed	40.00%

Basic and Diluted Net Income Per Common Share Calculation (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income as reported	$ 2,052	$ 1,635	$ 2,030	$ 2,012	$ 2,082	$ 1,631	$ 2,013	$ 2,000	$ 2,025	$ 7,759	$ 7,669	$ 7,947
Preferred stock net accretion											(53)	(16)
Cumulative preferred stock dividend earned	(141)				(250)					(666)	(660)	(500)
Net income available to common stockholders	1,911	1,585	1,914	1,762	1,832	1,389	1,800	1,871	1,896	7,093	6,956	7,431
Weighted average common shares outstanding	7,060,234				5,834,173					5,907,113	5,782,115	5,772,123
Effect of dilutive securities, options
Net income per common share - basic	$ 0.27	$ 0.27	$ 0.32	$ 0.3	$ 0.31	$ 0.24	$ 0.31	$ 0.32	$ 0.33	$ 1.2	$ 1.2	$ 1.29
Income available to common stockholders and assumed conversions	$ 1,911				$ 1,832					$ 7,093	$ 6,956	$ 7,431
Weighted average common shares outstanding	7,060,234				5,834,173					5,907,113	5,782,115	5,772,123
Effect of dilutive securities, options	416				9,841					4,938	11,626	6,912
Weighted average common shares outstanding - diluted	7,060,650				5,844,014					5,912,051	5,793,741	5,779,035
Net income per common share - diluted	$ 0.27	$ 0.27	$ 0.32	$ 0.3	$ 0.31	$ 0.24	$ 0.31	$ 0.32	$ 0.33	$ 1.2	$ 1.2	$ 1.29

Components of Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Other Comprehensive Income (Loss) [Line Items]
Net unrealized holding gains (losses) on available-for-sale securities	$ (346)	$ (78)	$ 2,942	$ 5,743	$ 2,603
Reclassification adjustment for realized gains in net income	(167)	(1,151)	(3,819)	(2,588)	(2,083)
Other comprehensive (loss) income before income tax effect	(513)	(1,229)	(877)	3,155	520
Income tax benefit (expense)	204	917	347	(1,249)	(206)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	(309)	(312)	(530)	1,906	314
Other comprehensive loss - pension plan			(360)	(632)	(218)
Income tax benefit			143	251	86
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax			(217)	(381)	(132)
Change in fair value of derivatives used for cash flow hedges	101	54	302	243	(158)
Income tax (expense) benefit	(49)	(20)	(120)	(97)	63
Net change in derivatives, net of tax effect	52	34	182	146	(95)
Other comprehensive (loss) income - equity investment	6	13	8	(31)	62
Income tax benefit (expense)
Net change in unrealized gain (loss) on equity investment, net of tax effect	6	13	8	(31)	62
Other comprehensive (loss) income, net of tax effect	$ (251)	$ (265)	$ (557)	$ 1,640	$ 149

Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized holding gains (losses) on available-for-sale securities, net of taxes	$ 875	$ 1,184	$ 1,714	$ (192)
Unrecognized net actuarial loss, defined benefit pension plan, net of tax	(2,560)	(2,559)	(2,342)	(1,961)
Unrecognized net loss, derivative, net of tax	(48)	(101)	(283)	(429)
Unrecognized net income (loss), equity investment, net of tax	38	32	24	55
Accumulated other comprehensive loss	$ (1,695)	$ (1,444)	$ (887)	$ (2,527)

Schedule of Regulatory Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Assets [Line Items]
Tier One Capital Amount	$ 108,546
Tier 1 Capital to Total Assets Ratio	8.82%
Tier One Capital For Capital Adequacy Purposes	49,206
Tier One Capital For Capital Adequacy Purposes to Total Assets Ratio	4.00%
Tier One Capital To Be Well Capitalized Under Prompt Corrective Action Provisions	61,507
Tier one Capital For Capital Adequacy Purposes to total Assets Ratio	5.00%
Total Capital Amount	118,109	100,957
Total Capital to Risk Weighted Assets Ratio	14.66%	15.01%
Total Capital For Capital Adequacy Purposes	64,456	53,821
Total Capital For Capital Adequacy Purposes to Risk Weighted Assets Ratio	8.00%	8.00%
Total Capital To Be Well Capitalized Under Prompt Corrective Action Provisions	80,570	67,276
Total Capital For Capital Adequacy Purposes to Risk Weighted Assets Ratio	10.00%	10.00%
Core Capital Amount		96,525
Core Capital to Adjusted Tangible Assets Ratio		9.58%
Core Capital For Capital Adequacy Purposes		40,288
Core Capital For Capital Adequacy Purposes to Adjusted Tangible Assets		4.00%
Total Capital To Be Well Capitalized Under Prompt Corrective Action Provisions		50,359
Total Capital To Be Well Capitalized Under Prompt Corrective Action Provisions to Adjusted Tangible Assets		5.00%
Tangible Capital Amount		96,525
Tangible Capital to Tangible Assets		9.57%
Tangible Capital For Capital Adequacy Purposes		15,108
Tangible Capital For Capital Adequacy Purposes to Tangible Assets		1.50%
Tier 1 Capital Amount	108,546	96,525
Tier 1 Capital to Risk Weighted Assets	13.47%	14.35%
Tier 1 Capital For Capital Adequacy Purposes	32,229
Tier 1 Capital For Capital Adequacy Purposes to Risk Weighted Assets	4.00%
Tier 1 Capital To Be Well Capitalized Under Prompt Corrective Action Provisions	$ 48,342	$ 40,365
Tier 1 Capital To Be Well Capitalized Under Prompt Corrective Action Provisions to Risk Weighted Assets	6.00%	6.00%

Reconciliation of Total Equity Included in Consolidated Balance Sheet to Regulatory Capital Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total equity	$ 130,288	$ 129,494	$ 108,660
Accumulated other comprehensive loss	(1,695)	(1,444)	(887)	(2,527)
Allowable allowance for loan losses	9,770	9,923	9,131	9,864	9,519
Mortgage servicing asset	(2,500)	(2,100)	(1,800)
Equity investments and other assets	(8,564)	(8,064)	(8,252)
Totals		108,546	96,525
Totals		118,109	100,957
Before Consolidation
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total equity		145,755	126,406
Accumulated other comprehensive loss		1,254	653
Allowable allowance for loan losses		9,563	8,404
Goodwill and core deposit intangible		(38,248)	(30,353)
Mortgage servicing asset		(215)	(181)
Equity investments and other assets			(3,972)
Totals		118,109	100,957
Tier One Actual Capital
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total equity		145,755	126,406
Accumulated other comprehensive loss		1,254	653
Goodwill and core deposit intangible		(38,248)	(30,353)
Mortgage servicing asset		(215)	(181)
Totals		$ 108,546	$ 96,525

Preferred Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended			1 Months Ended						12 Months Ended
	Jan. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jan. 16, 2009	Aug. 31, 2011 Series A Preferred Stock	Jan. 31, 2009 Series A Preferred Stock	Jan. 16, 2009 Series A Preferred Stock	Aug. 31, 2011 Non-Cumulative Perpetual Series B, Preferred Shares	Mar. 31, 2013 Non-Cumulative Perpetual Series B, Preferred Shares	Dec. 31, 2012 Non-Cumulative Perpetual Series B, Preferred Shares	Dec. 31, 2011 Non-Cumulative Perpetual Series B, Preferred Shares	Aug. 25, 2011 Non-Cumulative Perpetual Series B, Preferred Shares	Dec. 31, 2012 Nashua Bank	Dec. 31, 2012 If small business lending increases by 10% or more	Dec. 31, 2012 If small business lending increase by less than 10% but more than 2.5% Minimum	Dec. 31, 2012 If small business lending increase by less than 10% but more than 2.5% Maximum	Dec. 31, 2012 If small business lending does not increase in the first two years	Dec. 31, 2012 After 4.5 years
Class of Stock [Line Items]
Issuance of stock							10,000		20,000
Preferred stock, par value								$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, liquidation preference								$ 1,000		$ 1,000	$ 1,000	$ 1,000	$ 1,000
Common stock purchase warrant, term					10 years
Common stock that would be purchased by warrant					184,275
Common stock par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Warrant exercise price					8.14
Proceeds from issuance of preferred stock	$ 10,000		$ 20,000						$ 10,000
Redemption of preferred stock						10,000
Payment for redemption of preferred stock						$ 10,000
Business acquisition, preferred stock shares assumed										23,000	23,000	20,000		3,000
Small Business Lending Fund, dividend rate		5.00%													1.00%	2.00%	4.00%	7.00%	9.00%
Small Business Lending incentive fee		2.00%
Small Business Lending incentive period		4 years 6 months
Preferred stock redemption as a percentage of originally issued share		25.00%
Preferred stock redemption as a percentage of outstanding shares		100.00%

Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Letters of credit	$ 1,395	$ 583

Notional Amounts of Financial Liabilities with Off-Balance Sheet Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Letters of credit	$ 1,395	$ 583
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments with off-balance sheet credit risk	31,615	36,004
Line of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments with off-balance sheet credit risk	123,799	93,048
Unadvanced portion of construction loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments with off-balance sheet credit risk	$ 7,495	$ 3,149

Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Goodwill			$ 35,395	$ 28,597
Intangible assets			3,416	1,755
Aggregate amortization expense	151	114	425	424	474
Core Deposit Intangible
Goodwill And Intangible Assets [Line Items]
Aggregate amortization expense			348	410	474
Acquired intangible assets, amortization period			10 years
Customer list intangible
Goodwill And Intangible Assets [Line Items]
Aggregate amortization expense			77	14
Acquired intangible assets, amortization period			15 years
Nashua Bank
Goodwill And Intangible Assets [Line Items]
Goodwill			6,700
Intangible assets			2,100
McCrillis and Eldredge Insurance, Inc
Goodwill And Intangible Assets [Line Items]
Goodwill				1,300
First Brandon and First Community
Goodwill And Intangible Assets [Line Items]
Goodwill				15,200
Landmark Bank
Goodwill And Intangible Assets [Line Items]
Goodwill				2,500
New London Trust
Goodwill And Intangible Assets [Line Items]
Goodwill				$ 9,700

Summary of Acquired Amortizing Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 6,183	$ 4,097
Accumulated Amortization	2,767	2,342
Net Carrying Amount	3,416	1,755
First Brandon | Core Deposits
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,476	2,476
Accumulated Amortization	1,932	1,688
Net Carrying Amount	544	788
First Community | Core Deposits
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	992	992
Accumulated Amortization	744	640
Net Carrying Amount	248	352
McCrillis and Eldredge Insurance, Inc | Customer list intangible
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	629	629
Accumulated Amortization	91	14
Net Carrying Amount	538	615
Nashua Bank | Core Deposits
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,086
Net Carrying Amount	$ 2,086

Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 736
2014	630
2015	524
2016	418
2017	$ 311

Condensed Balance Sheet of Parent (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company	Dec. 31, 2009 Parent Company	Dec. 31, 2012 Parent Company NHTB Capital Trust II	Dec. 31, 2011 Parent Company NHTB Capital Trust II	Dec. 31, 2012 Parent Company NHTB Capital Trust III	Dec. 31, 2011 Parent Company NHTB Capital Trust III
ASSETS
Cash				$ 3,707	$ 2,656	$ 5,600	$ 1,888
Investment in subsidiary, Lake Sunapee Bank				145,754	126,455
Investment in affiliate								310	310	310	310
Deferred expenses				229	240
Advances to Lake Sunapee Bank				73	43
Other assets	8,564	8,064	8,252	379	557
Total assets	1,231,214	1,270,477	1,041,819	150,762	130,571
LIABILITIES
Subordinated debentures	20,620	20,620	20,620	20,620	20,620
Notes payable			543		543
Other liabilities				648	748
Total liabilities	1,100,926	1,140,983	933,159	21,268	21,911
STOCKHOLDERS' EQUITY
Stockholders' equity	130,288	129,494	108,660	129,494	108,660
Total liabilities and stockholders' equity	$ 1,231,214	$ 1,270,477	$ 1,041,819	$ 150,762	$ 130,571

Condensed Statement of Income of Parent (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiary, Lake Sunapee Bank	$ 13				$ 17					$ 62	$ 35	$ 17
Interest expense on subordinated debentures										1,027	1,008	1,011
Equity in undistributed earnings of subsidiaries	98				111					444	573	192
Net income	(2,052)	(1,635)	(2,030)	(2,012)	(2,082)	(1,631)	(2,013)	(2,000)	(2,025)	(7,759)	(7,669)	(7,947)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiary, Lake Sunapee Bank												8,000
Dividends from subsidiaries, NHTB Capital Trust II and III										20	20	20
Investment interest income												167
Interest expense on subordinated debentures										1,027	1,008	1,011
Interest expense on other borrowings										2		33
Net operating (loss) income including tax benefit										(840)	(97)	56
(Loss) income before equity in undistributed earnings of subsidiaries										(1,849)	(1,085)	7,199
Equity in undistributed earnings of subsidiaries										9,608	8,754	748
Net income										$ 7,759	$ 7,669	$ 7,947

Condensed Statements of Cash Flow of Parent (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ (2,082,000)	$ (7,759,000)	$ (7,669,000)	$ (7,947,000)
Increase (decrease) in accrued interest payable and other liabilities	2,731,000	713,000	(1,509,000)	1,532,000
Deferred tax expense		479,000	791,000	(105,000)
Equity in undistributed earnings of subsidiaries	(111,000)	(444,000)	(573,000)	(192,000)
Net cash (used in) provided by operating activities	4,319,000	1,096,000	10,621,000	10,401,000
Cash flows from investing activities:
Net cash (used in) provided by investing activities	(39,166,000)	(88,553,000)	(54,761,000)	(37,503,000)
Cash flows from financing activities:
Proceeds from exercise of stock options		365,000		18,000
Issuance/assumption of preferred stock			20,000,000
Purchase of warrants	(737,000)	(737,000)
Dividends paid on preferred stock	(238,000)	(848,000)	(484,000)	(500,000)
Dividends paid on common stock	(758,000)	(3,052,000)	(3,002,000)	(3,001,000)
Net cash (used in) provided by financing activities	48,197,000	102,129,000	35,667,000	22,276,000
Net increase (decrease) in cash	13,350,000	14,672,000	(8,473,000)	(4,826,000)
Parent Company
Cash flows from operating activities:
Net income		7,759,000	7,669,000	7,947,000
Decrease in other assets		1,000	(7,000)	29,000
Increase (decrease) in accrued interest payable and other liabilities		345,000	(283,000)	4,000
Decrease (increase) in taxes receivable		97,000	(86,000)	(57,000)
Deferred tax expense		(15,000)
Amortization of deferred expenses relating to issuance of capital securities and subordinated debentures		11,000	11,000	11,000
Stock award expense		38,000
Equity in undistributed earnings of subsidiaries		(9,608,000)	(8,754,000)	(748,000)
Net cash (used in) provided by operating activities		(1,372,000)	(1,450,000)	7,186,000
Cash flows from investing activities:
Redemption of other investment				2,000,000
Investment in subsidiary, Lake Sunapee Bank		(10,364,000)	(8,000,000)
Net change in advances to subsidiary, Lake Sunapee Bank		(30,000)	(8,000)	9,000
Net cash (used in) provided by investing activities		(10,394,000)	(8,008,000)	2,009,000
Cash flows from financing activities:
Proceeds from exercise of stock options		365,000		18,000
Issuance/assumption of preferred stock		3,000,000	20,000,000
Redemption of preferred stock			(10,000,000)
Acquisition of The Nashua Bank		14,632,000
Purchase of warrants		(737,000)
Repayment of loan payable				(2,000,000)
Repayment of note payable		(543,000)
Dividends paid on preferred stock		(848,000)	(484,000)	(500,000)
Dividends paid on common stock		(3,052,000)	(3,002,000)	(3,001,000)
Net cash (used in) provided by financing activities		12,817,000	6,514,000	(5,483,000)
Net increase (decrease) in cash		1,051,000	(2,944,000)	3,712,000
Cash, beginning of year	2,656,000	2,656,000	5,600,000	1,888,000
Cash, end of year		$ 3,707,000	$ 2,656,000	$ 5,600,000

Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Line Items]
Interest and dividend income	$ 9,857	$ 9,105	$ 9,082	$ 9,184	$ 9,034	$ 9,071	$ 9,336	$ 9,338	$ 9,443	$ 36,421	$ 37,188	$ 38,656
Interest expense	1,709	1,785	1,827	1,845	1,926	2,074	2,178	2,196	2,241	7,399	8,689	9,744
Net interest and dividend income	8,148	7,320	7,255	7,339	7,108	6,997	7,158	7,142	7,202	29,022	28,499	28,912
PROVISION FOR LOAN LOSSES	414	444	1,032	1,074	155	368	574	167	242	2,705	1,351	2,182
Noninterest income	3,180	3,799	3,919	3,587	3,338	2,491	2,874	2,731	2,364	14,643	10,458	10,274
Noninterest expense	8,031	7,973	7,267	6,954	7,323	7,085	6,754	6,854	6,435	29,517	27,126	25,513
Income before provision for income taxes	2,883	2,702	2,875	2,898	2,968	2,035	2,704	2,852	2,889	11,443	10,480	11,491
Income tax expense	831	1,067	845	886	886	404	691	852	864	3,684	2,811	3,544
Net income	2,052	1,635	2,030	2,012	2,082	1,631	2,013	2,000	2,025	7,759	7,669	7,947
NET INCOME AVAILABLE TO COMMON STOCKHOLDERS	$ 1,911	$ 1,585	$ 1,914	$ 1,762	$ 1,832	$ 1,389	$ 1,800	$ 1,871	$ 1,896	$ 7,093	$ 6,956	$ 7,431
Basic earnings per common share	$ 0.27	$ 0.27	$ 0.32	$ 0.3	$ 0.31	$ 0.24	$ 0.31	$ 0.32	$ 0.33	$ 1.2	$ 1.2	$ 1.29
Earnings per common share, assuming dilution	$ 0.27	$ 0.27	$ 0.32	$ 0.3	$ 0.31	$ 0.24	$ 0.31	$ 0.32	$ 0.33	$ 1.2	$ 1.2	$ 1.29

Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2011 Non-Cumulative Perpetual Series B, Preferred Shares	Feb. 28, 2013 Equity Method Investments Charter Holding Corporation	Feb. 15, 2013 Equity Method Investments Charter Holding Corporation	Mar. 31, 2013 Issuance of Equity Non-Cumulative Perpetual Series B, Preferred Shares
Subsequent Event [Line Items]
Total Purchase Price of common stock, in cash or its equivalent				$ 6.2
Ownership percentage on shares of common stock outstanding	50.00%	50.00%			50.00%
Issuance of stock			20,000			3,000

Nature of Operations - Additional Information (Detail)	3 Months Ended
Mar. 31, 2013 Entity
Organization And Nature Of Business [Line Items]
Number of wholly owned subsidiaries	3
New Hampshire in Grafton, Hillsborough, Merrimack and Sullivan counties
Organization And Nature Of Business [Line Items]
Number of Locations operated through direct and indirect subsidiaries	22
Vermont in Rutland and Windsor counties
Organization And Nature Of Business [Line Items]
Number of Locations operated through direct and indirect subsidiaries	8

Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements Disclosure [Line Items]
Valuation allowance	$ 387,000		$ 361,000	$ 308,000
Fair value recognized for partial charge-offs of loans and leases	2,000,000		2,509,000	2,449,000	1,877,000
Impairment reserves on loans and leases		1,500,000
Minimum
Fair Value Measurements Disclosure [Line Items]
Discount for appraisal of Collateral dependent loans	25.00%
Maximum
Fair Value Measurements Disclosure [Line Items]
Discount for appraisal of Collateral dependent loans	40.00%
Using the fair value of the collateral
Fair Value Measurements Disclosure [Line Items]
Impaired loans and leases recorded investment	811,000,000		1,400,000
Valuation allowance	73,000
Discounted Cash Flows Valuation Technique
Fair Value Measurements Disclosure [Line Items]
Impaired loans and leases recorded investment	1,600,000
Valuation allowance	$ 314,000

Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	$ 12,226	$ 13,081
Performing
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	8,619	8,562
Nonperforming
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	3,607	4,519
Residential Real Estate
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	2,936	3,366
Residential Real Estate | Performing
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	2,518	1,406
Residential Real Estate | Nonperforming
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	418	1,960
Real Estate Commercial
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	7,358	8,105
Real Estate Commercial | Performing
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	4,269	5,703
Real Estate Commercial | Nonperforming
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	3,089	2,402
Real Estate Land And Construction
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	1,306	1,317
Real Estate Land And Construction | Performing
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	1,306	1,317
Commercial
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	626	293
Commercial | Performing
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	526	136
Commercial | Nonperforming
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	$ 100	$ 157

Pre-Modification Balance Information on how Loans were Modified as TDRs (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, extended maturity	$ 998	$ 2,021
Financing receivable modifications,Combination of Interest Only Payments, Rate and Maturity	85	949
Financing receivable modifications, interest only payments and maturity		1,015
Financing receivable modifications, Combination of Maturity, Interest Rate, and Reamortized	79	720
Financing receivable modifications, Forgiveness of Principal Reamortized and Maturity		2,276
Financing receivable modifications, Combination of Maturity, Interest Rate, and Reamortized	219
Financing receivable modifications,Other		1,018	[1]
Financing receivable modifications, total	1,381	7,999		8,744
Residential
Financing Receivable, Modifications [Line Items]
Financing receivable modifications,Combination of Interest Only Payments, Rate and Maturity	85
Financing receivable modifications, Combination of Maturity, Interest Rate, and Reamortized	79
Financing receivable modifications, Combination of Maturity, Interest Rate, and Reamortized	219
Financing receivable modifications, total	383
Real Estate Land And Construction
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, extended maturity	700	698
Financing receivable modifications,Combination of Interest Only Payments, Rate and Maturity		641
Financing receivable modifications, total	700	1,339
Commercial
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, extended maturity	298	36
Financing receivable modifications, Combination of Maturity, Interest Rate, and Reamortized		106
Financing receivable modifications,Other		15	[1]
Financing receivable modifications, total	298	157
Residential Real Estate
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, extended maturity		48
Financing receivable modifications,Combination of Interest Only Payments, Rate and Maturity		219
Financing receivable modifications, interest only payments and maturity		30
Financing receivable modifications, Combination of Maturity, Interest Rate, and Reamortized		180
Financing receivable modifications,Other		1,003	[1]
Financing receivable modifications, total		1,480
Real Estate Commercial
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, extended maturity		1,239
Financing receivable modifications,Combination of Interest Only Payments, Rate and Maturity		89
Financing receivable modifications, interest only payments and maturity		985
Financing receivable modifications, Combination of Maturity, Interest Rate, and Reamortized		434
Financing receivable modifications, Forgiveness of Principal Reamortized and Maturity		2,276
Financing receivable modifications, total	$ 298	$ 5,023		$ 4,487

[1]	Other represents various other combinations of maturity, interest rate, interest only payments and other miscellaneous types.

Merger and Acquisition Activity - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	Feb. 15, 2013	Dec. 31, 2012	Apr. 03, 2013 Central Financial Corporation Equity Issued in Business Combination
Business Acquisition [Line Items]
Total purchase price of all shares of common stock	$ 6,200	$ 21,378	$ 14,400
Percentage of voting equity interests acquired	50.00%
Total purchase price common stock, per shares			$ 115
Conversion rate of one outstanding share of CFC Common stock to rights			8.699